As filed with the Securities and Exchange Commission on April 29, 2003.


                                                    Commission File No. 33-48922
                                                    Commission File No. 811-6720

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     Post-Effective Amendment No. 27

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
     Amendment No.  27

                Meeder Advisor Funds (Formerly The Flex-Partners)
                -------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

             P. O. Box 7177, 6000 Memorial Drive, Dublin, Ohio 43017
             -------------------------------------------------------
                (Address of Principal Executive Offices-Zip Code)

Registrant's Telephone Number, including Area Code:  (614)766-7000

         Wesley F. Hoag, Vice President - Meeder Asset Management, Inc.
         --------------------------------------------------------------
             P. O. Box 7177, 6000 Memorial Drive, Dublin, Ohio 43017
             -------------------------------------------------------
                     (Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
              It is proposed that this filing will become effective
                            (check appropriate box).

     /   /  immediately upon filing pursuant to paragraph (b) of Rule 485
     /XXX/  on April 30, 2003 pursuant to paragraph (b) of Rule 485.
     /   /  60 days after filing pursuant to paragraph (a)(1).
     /   /  on (date) pursuant to paragraph (a)(1).
     /   /  75 days after filing pursuant to paragraph (a)(2).
     /   /  on (date) pursuant to paragraph (a)(2) on Rule 485.

If appropriate, check the following box:

     /   /  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


The Money Market Portfolio and the International Equity Portfolio have also executed this Registration Statement.

                             THE INSTITUTIONAL FUND
                               A MONEY MARKET FUND


                           PROSPECTUS - APRIL 30, 2003


     The Institutional Fund is a series of the Meeder Advisor Funds.

     This Prospectus gives you important information about The Institutional Fund that you should know before you invest. Please read this Prospectus carefully and keep it handy for future reference.

     The  Securities  and Exchange  Commission  has not approved or  disapproved
these  securities  or  passed  upon  the  adequacy  of  this   Prospectus.   Any
representation to the contrary is a criminal offense.

                              Meeder Advisor Funds
                               6000 Memorial Drive
                                Dublin, OH 43017
                         1-800-325-FLEX or 614-760-2159

                                TABLE OF CONTENTS

____________________________________________________________  INSTITUTIONAL FUND

A look at the Fund's investment goals,    Investment Goal                  _____
strategies, risks, performance            Main Strategies                  _____
and expenses                              Main Risk Factors                _____
                                          Performance                      _____
                                          Fees and Expenses of the Fund    _____

Information on who may want to invest     Who May Want to Invest           _____
and who may not want to invest


More information about the fund           More Information about the Fund  _____
you should know before investing          Who Manages the Fund?            _____
                                          How is the Trust Organized?      _____

                                          How Does Taxation Affect the
                                          Fund and Its Shareholders?       _____
                                          Financial Highlights             _____


____________________________________________________________  SHAREHOLDER MANUAL

Information about account                 How to Buy Shares                _____
transactions and services                 Distribution Fees                _____
                                          How to Make Withdrawals
                                            (Redemptions)                  _____
                                          Transaction Policies             _____
                                          Other Shareholder Services       _____


_______________________________________________________________  MORE ABOUT RISK

                                          Investment Practices and
                                            Related Risks                  _____
                                          Securities and Related Risk
                                            Glossary                       _____

__________________________________________________________  FOR MORE INFORMATION

Where to learn more about the fund        Back Cover

                         THE INSTITUTIONAL FUND (FFIXX)

          INVESTMENT GOAL

          The fund seeks to provide current income while maintaining a stable share price of $1.00. To pursue this goal, the fund invests primarily in high-quality, short-term money market instruments, such as securities backed by the full faith and credit of the U.S. government, securities issued by U.S. government agencies, or obligations issued by corporations and financial institutions.


          MAIN STRATEGIES

          The fund invests all of its assets in The Money Market Portfolio, a master fund having the same investment goal as the fund. See "The Fund's Investment in a Portfolio" under "More Information about the Fund." The Portfolio, like all money funds, follows SEC guidelines on the quality, maturity and diversification of its investments. These guidelines are designed to help reduce a money fund's risks so that it is more likely to keep its share price at $1.00.

          o The Portfolio only buys securities that the adviser determines present minimal credit risks and that are rated in one of the top two short-term rating categories or that are comparable unrated securities in the adviser's opinion.

          o The Portfolio only buys securities with remaining maturities of 397 calendar days or less and maintains a dollar-weighted average portfolio maturity of 90 days or less.

          o Generally, the Portfolio may not invest more than 5% of its total assets in the securities of a single issuer, other than in U.S. government securities.

          o Generally, the adviser will attempt to purchase securities with longer maturities when it believes interest rates are falling and will attempt to purchase securities with shorter maturities when it believes interest rates are rising.

          The Portfolio will limit its purchases to U.S. government securities and securities of its agencies and instrumentalities, bank obligations and instruments secured thereby, high quality commercial paper, high grade corporate obligations, funding agreements and repurchase agreements.

          The fund's investment goal is not fundamental and may be changed without shareholder approval.

          For more information, see "How Does the Fund Pursue Its Investment Goal?" under "More Information About the Fund."

          MAIN RISK FACTORS

          The fund is subject to income risk, which is the possibility that the fund's dividends or income will decline because of falling interest rates. The fund is subject, to a limited extent, to credit risk, which is the possibility that the issuer of a security owned by the fund will be unable to repay interest and principal in a timely manner.

          An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Please read "More About Risk" carefully before investing.

                                   PERFORMANCE


     The bar chart shown on the left below provides some indication of the risks of investing in The Institutional Fund by showing changes in the fund's performance from year to year during the past eight calendar years. The table on the right compares the fund's performance with the returns of an index of funds with similar investment objectives. How the fund has performed in the past is not necessarily an indication of how the fund will perform in the future.

     [Plot points for bar chart]:

               Year                      Annual Total Return
               ----                      -------------------
               1995                      6.01%
               1996                      5.43%
               1997                      5.53%
               1998                      5.49%
               1999                      5.13%
               2000                      6.37%
               2001                      4.26%
               2002                      1.73%

     During the period shown in the bar chart, the highest return for a quarter was 1.62% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.38% (quarter ended September 30, 2002).

     The fund's seven-day yield ended on December 31, 2002 was 1.36% and the seven-day compound yield ended December 31, 2002 was 1.37%. To request the fund's current seven-day yield, please call 1-800-325-FLEX or 614-760-2159.

Average Annual Total Returns
(for the periods ended                                                             Since Inception
December 31, 2002)                                Past One Year   Past Five Years     (6/15/94)
--------------------------------------------------------------------------------------------------
The Institutional Fund                                 1.73%           4.59%            4.98%
iMoneyNet, Inc.'s Average Institutional Fund1          1.50%           4.29%            4.69%2

1    An index of funds such as  iMoneyNet,  Inc.'s  Average  Institutional  Fund index includes a number of mutual funds grouped by investment objective.

2    Average annual total return from 6/30/94 to 12/31/02.

                          FEES AND EXPENSES OF THE FUND

          The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

          There are no sales loads, fees or other charges

               o    to buy fund shares directly from the fund
               o    to reinvest dividends in additional shares
               o to exchange into shares of funds in the Flex-funds family of no-load funds
               o    or to redeem your shares.

          ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)1


          Management Fees                             0.31%
          Distribution (12b-1) Fees                   0.01%
          Other Expenses2                             0.21%
                                                      -----
          Total Annual Fund Operating Expenses        0.53%


          1 This table and the Example below reflect the expenses of the fund and its proportionate share of expenses from its corresponding Portfolio. See "The Fund's Investment in a Portfolio" under "More Information About the Fund."


          2 "Other Expenses" are based on expenses actually incurred by the fund for the year ended December 31, 2002.


          EXAMPLE

          The example in the table below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

          Assuming you

               o    invest $10,000 in the fund
               o    redeem your shares at the end of the periods shown below
               o    earn a 5% return each year and
               o    incur the same fund operating expenses shown above,

          your cost of investing in the fund would be:


               1 Year         3 Years        5 Years        10 Years
               ------         -------        -------        --------
                 $54            $170           $296           $665


          Of course, your actual costs may be higher or lower.

          WHO MAY WANT TO INVEST

          The fund may be appropriate if you are an institutional investor who:

          o likes to earn income at current money market rates while preserving the value of your investment

          o is looking for a short-term component of an asset allocation program

          o    characterizes your investment outlook as "very conservative"

          o wants to be able to move money into stock or bond investments quickly and without penalty

          The fund may not be appropriate if you:

          o    are investing for maximum return over a long-term horizon

                         MORE INFORMATION ABOUT THE FUND

THE FUND'S INVESTMENT IN A PORTFOLIO

     The fund seeks to achieve its investment goal by investing all of its assets in the Money Market Portfolio, its corresponding portfolio.

     The portfolio has the same investment goal as the fund. The fund's investment policies are also substantially similar to the portfolio's, except the fund may pursue its policies by investing in an open-end management investment company with the same investment goal and substantially similar policies and restrictions as the fund. The fund buys shares of the portfolio at net asset value. An investment in the fund is an indirect investment in the portfolio.

     It is possible that the fund may withdraw its investment in the portfolio and subsequently invest in another open-end management investment company with the same investment goal and substantially similar policies. This could happen if the portfolio changes its investment goal or if the board of trustees, at any time, considers it in the fund's best interest.

     The  fund's  structure,   where  it  invests  all  of  its  assets  in  its
corresponding portfolio, is sometimes called a "master/feeder" structure. You will find more detailed information about this structure and the potential risks associated with it in the Statement of Additional Information.

     HOW DOES THE FUND PURSUE ITS INVESTMENT GOAL?

     The manager seeks to achieve its goal by investing in high-quality money market instruments which mature in 397 days or less. Also, the portfolio will seek to minimize changes in the value of its assets due to market factors by maintaining a dollar-weighted average portfolio maturity of 90 days or less.

     The portfolio may change its average portfolio maturity or level of quality to protect its net asset value when it is perceived that changes in the liquidity of major financial institutions may adversely affect the money markets. Consequently, for temporary defensive purposes, the portfolio may shorten the average maturity of its investments and/or invest only in the highest quality debt instruments, including, for example, U.S. government or agency obligations.

                              WHO MANAGES THE FUND?


THE BOARD. The board of trustees oversees the management of the fund and the portfolio, and elects its officers. The officers are responsible for the fund and the portfolio's day-to-day operations. Information concerning the trustees and officers of the Meeder Advisor Funds trust and the portfolio appears in the Statement of Additional Information.

INVESTMENT ADVISER. Meeder Asset Management, Inc. ("Meeder"),  formerly known as
R. Meeder & Associates, Inc., manages the portfolio's assets and makes investment decisions for the portfolio. Meeder has been an investment adviser to individuals, pension and profit sharing plans, trusts, charitable organizations, corporations and other institutions since 1974. In addition, Meeder has served as investment adviser to the portfolio since its inception and, prior to that, to The Flex-funds trust since its inception in 1982. As of December 31, 2002, Meeder and its affiliates managed approximately $1.25 billion in assets. Meeder has its principal offices at 6000 Memorial Drive, Dublin, OH 43017.


PORTFOLIO MANAGER


     The portfolio managers responsible for the portfolio's investments are Joseph A. Zarr and Christopher M. O'Daniel, CFA. Mr. Zarr has been associated with Meeder Asset Management as a portfolio manager since 1991 and began serving as the portfolio manager of the portfolio in 2001. Mr. O'Daniel has been associated with Meeder Asset Management as a security analyst since 2002 and began serving as a co-portfolio manager of the portfolio in 2002. Mr. O'Daniel brings 15 years of investment industry experience to Meeder Asset Management, with previous positions with School Employees Retirement System of Ohio, Duff & Phelps Investment Management, and National City Bank.

MANAGEMENT FEES. During the calendar year ended December 31, 2002, the portfolio paid management fees totaling 0.31% of the portfolio's average daily net assets.


                           HOW IS THE TRUST ORGANIZED?

     The fund is a no-load, open-end management investment company that is a member of the Meeder Advisor Funds trust (the "Trust").

     The board of trustees of the Trust oversees the fund's activities. The board retains various companies to carry out the fund's operations, including the investment adviser, custodian, transfer agent and others. The board has the right, and the obligation, to terminate the fund's relationship with any of these companies and to retain a different company if the board believes it is in the shareholders' best interests. At a mutual fund's inception, the initial shareholder (typically the adviser) appoints the fund's board. Thereafter, the board and the shareholders determine the board's membership. The board of the Trust may include individuals who are affiliated with the investment adviser.

     The fund does not hold annual shareholder meetings, but may hold special meetings for such purposes as electing or removing board members, changing fundamental policies, approving a management contract or approving a 12b-1 plan (12b-1 fees are explained in "Distribution Fees").

PORTFOLIO TRADES

     As long as the advisers believe a brokerage firm can provide a combination of quality execution (i.e., timeliness and completeness) and favorable price, they may consider research and related services when choosing a brokerage firm. Brokerage firms may use a portion of the commissions paid by the portfolio to reduce it, or the fund's, expenses.

DIVERSIFICATION

     The fund is diversified, which means the fund may not invest more than 5% of its assets in the securities of one company.

             HOW DOES TAXATION AFFECT THE FUND AND ITS SHAREHOLDERS?

HOW DOES THE PORTFOLIO EARN INCOME AND GAINS?

     The portfolio may earn dividends and interest (the portfolio's "income") on its investments. When the portfolio sells a security for a price that is higher than it paid, it has a gain. When the portfolio sells a security for a price that is lower than it paid, it has a loss. If the portfolio has held the security for more than one year, the gain or loss will be a long-term capital gain or loss. If the portfolio has held the security for one year or less, the gain or loss will be a short-term capital gain or loss. The portfolio's gains and losses are netted together, and, if the portfolio has a net gain (the portfolio's "gain"), that gain will generally be distributed to you.

TAXATION OF THE PORTFOLIO'S INVESTMENTS

     The portfolio invests your money in the securities that are described in the sections "Main Strategies" and "How Does the Fund Pursue Its Investment Goal?" Special tax rules may apply in determining the income and gains that the portfolio earns on its investments. These rules may, in turn, affect the amount of distributions that the fund pays to you. These special tax rules are discussed in the Statement of Additional Information.

     TAXATION OF THE FUND. As a regulated investment company, the fund generally pays no federal income tax on the income and gains that it distributes to you.

TAXATION OF SHAREHOLDERS

WHAT IS A DISTRIBUTION?


     As a  shareholder,  you will  receive  your share of the fund's  income and gains on its corresponding portfolio's investments in stocks and other securities. The fund's income and short-term capital gains are paid to you as ordinary dividends. The fund's long-term capital gains are paid to you as capital gain distributions. If the fund pays you an amount in excess of its income and gains, this excess will generally be treated as a non-taxable return of capital. These amounts, taken together, are what we call the fund's distributions to you. In general, any dividends and net short-term capital gain distributions you receive from the fund are taxable as ordinary income. Distribution of other capital gains generally are taxable as long-term capital gains. The fund distributes capital gains, if any, annually.


     DISTRIBUTIONS. Distributions from the fund, whether you receive them in cash or in additional shares, are generally subject to income tax. The fund will send you a statement in January of the current year that reflects the amount of ordinary dividends, capital gain distributions and non-taxable distributions you received from the fund in the prior year. This statement will include distributions declared in December and paid to you in January of the current year, but which are taxable as if paid on December 31 of the prior year. The Internal Revenue Service requires you to report these amounts on your income tax return for the prior year.

     DISTRIBUTIONS TO RETIREMENT PLANS. Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you. Special rules apply to payouts from Roth and Education IRAs.

     DIVIDENDS-RECEIVED DEDUCTION. Corporate investors may be entitled to a dividends-received deduction on a portion of the ordinary dividends they receive from the fund.

     BUYING A DIVIDEND. Purchasing fund shares in a taxable account shortly Zbefore a distribution is known as "buying a dividend." In taxable accounts, you must pay income taxes on the distribution whether you take the distribution in cash or reinvest it. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares. The risk in buying a dividend is that the portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

     DIVIDEND REINVESTMENTS. Most investors have their dividends reinvested in additional shares of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend payable date. Alternatively, you can choose to have a check for your dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.

REDEMPTIONS AND EXCHANGES

     WHAT IS A REDEMPTION?

     A redemption is a sale by you to the fund of some or all of your shares in the fund. The price per share you receive when you redeem fund shares may be more or less than the price at which you purchased those shares. An exchange of shares in the fund for shares of a Flex-funds' fund is treated as a redemption of fund shares and then a purchase of shares of the Flex-funds' fund. When you redeem or exchange your shares, you will generally have a gain or loss, depending upon whether the amount you receive for your shares is more or less than your cost or other basis in the shares, which the IRS requires you to report on your income tax return.

     U.S. GOVERNMENT INTEREST. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. Government, subject to certain restrictions. The fund will provide you with information at the end of each calendar year on the amount of any such dividends that may qualify for exemption from reporting on your individual income tax returns.

     STATE TAXES. Ordinary dividends and capital gain distributions that you receive from the fund, and gains arising from redemptions or exchanges of your fund shares will generally by subject to state and local income tax. The holding of fund shares may also be subject to state and local intangibles taxes. You may wish to contact your tax adviser to determine the state and local tax consequences of your investment in the fund.

     IN KIND DISTRIBUTIONS. The Meeder Advisor Funds has reserved the right to pay redemption proceeds by a distribution in kind of portfolio securities (rather than cash) in the event of an emergency or when, in the opinion of the fund or Meeder, payment in cash would be harmful to existing shareholders. In the event the fund makes an in kind distribution, you could incur brokerage and transaction charges when converting the securities to cash.

     BACKUP WITHHOLDING. By law, the fund must withhold 31% of your distributions and redemption proceeds if you have not provided complete, correct taxpayer information and 31% of your distributions if you are otherwise subject to backup withholding.

                              FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.

                                                                    THE INSTITUTIONAL FUND
                                                ------------------------------------------------------------
                                                  2002         2001         2000         1999         1998
                                                  ----         ----         ----         ----         ----

Net Asset Value, Beginning of Period            $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income                              0.017        0.042        0.062        0.050        0.054
------------------------------------------------------------------------------------------------------------
Total From Investment Operations                   0.017        0.042        0.062        0.050        0.054
------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                        (0.017)      (0.042)      (0.062)      (0.050)      (0.054)
------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               (0.017)      (0.042)      (0.062)      (0.050)      (0.054)
------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                  $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
------------------------------------------------------------------------------------------------------------

Total Return (assumes reinvestment of
  distributions)                                   1.73%        4.26%        6.37%        5.13%        5.49%

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period ($000)              $ 24,629     $ 48,696     $ 63,971     $868,169      641,831
  Ratio of net expenses to average net assets      0.30%        0.29%        0.24%        0.25%        0.24%
  Ratio of  net investment income to average
    net assets                                     1.75%        4.23%        6.02%        5.01%        5.34%
  Ratio of expenses  to average net assets
    before reductions(1)                           0.53%        0.49%        0.46%        0.45%        0.45%

(1)  Ratio includes reductions in corresponding portfolio.

                               SHAREHOLDER MANUAL

                                HOW TO BUY SHARES

Shares of The Institutional Fund are offered continuously and sold without a sales charge. Shares are sold at the net asset value per share next determined after receipt of both a purchase order and payment in federal funds. Investments made by check are entered and credited at the net asset value determined on the next business day following receipt.

MINIMUM INVESTMENT. The minimum investment to open an account in the fund is $5 million.

OPENING AN ACCOUNT.  You may open an account by mail or bank wire as follows:

     BY MAIL: To purchase shares, fill out the New Account Application accompanying this Prospectus. A check payable to The Institutional Fund must accompany the New Account Application. The fund does not accept third party checks. Payments may be made by check or Federal Reserve Draft payable to the fund and should be mailed to the following address: MEEDER ADVISOR FUNDS, C/O MEEDER ASSET MANAGEMENT, INC., P.O. BOX 7177, DUBLIN, OHIO 43017.

     BY BANK WIRE: If the wire order is for a new account, you must telephone the fund prior to making your initial investment. Call 1-800-325-3539, or
     (614) 760-2159. Advise the fund of the amount you wish to invest and obtain an account number and instructions. Have your bank wire federal funds to:

          U.S. BANK, N.A.
          ABA #: 042-00001-3
          DDA Name:    Master Account
          Account Name:  (Include Shareholder Name)
          DDA #:  780382529
          Attn: (Include the Name of the Fund that the Purchase Should be Made to)
          For Account #:  (Include Shareholder A/C #)

On new accounts, a completed application must be sent to Meeder Advisor Funds c/o Meeder Asset Management, Inc., P.O. Box 7177, Dublin, OH 43017 on the same day your wire is sent. The fund will not permit a redemption until it receives the New Account Application in good order.

SUBSEQUENT INVESTMENTS. Subsequent investments in an existing account in the fund may be made by mailing a check payable to The Institutional Fund. Please include your account number on the check and mail as follows:

          MEEDER ADVISOR FUNDS
          LOCATION NUMBER: 00215
          CINCINNATI, OH 45264-0215

Subsequent investments may also be made by bank wire as described above. It is necessary to notify the fund prior to each wire purchase. Wires sent without notifying the fund will result in a delay of the effective date of your purchase.

WHEN PURCHASES ARE EFFECTIVE. New Account Applications and subsequent purchase orders for The Institutional Fund which are received by or on behalf of the fund prior to 12:00 p.m., Eastern time on a business day, begin earning dividends that day, provided payment in federal funds (bank wire) is received by the bank that day. New Account Applications and subsequent purchase orders which are received after 12:00 p.m., or for which wire payment is not received, are accepted as a purchase the following day. Investments made by check are credited to shareholder accounts, and begin to earn dividends, on the next business day following receipt.


If your check is dishonored, the purchase and any dividends paid thereon will be reversed. If shares are purchased with federal funds, they may be redeemed at any time thereafter, and you may secure your funds as explained below. (See "How to Make Withdrawals (Redemptions).")

FINANCIAL INSTITUTIONS: You may buy shares or sell shares of the fund through a broker or financial institution, which may charge you a fee for this service. If you are purchasing shares of the fund through a program of services offered or administered by a brokerage firm or financial institution, you should read the program materials in conjunction with this Prospectus.


Purchase orders for the fund which are received prior to noon, Eastern time, begin earning dividends that day, provided U.S. Bank, N.A., the Custodian for the fund, receives federal funds by 4:00 p.m., Eastern time, that same day. If payment for the purchase of shares is not received in a timely manner, the financial institution could be held liable for any loss incurred by the fund.


                                DISTRIBUTION FEES


         Rule 12b-1 of the Investment Company Act permits mutual funds that adopt a written plan to pay out of fund assets certain expenses relating to the sale and distribution of their shares. The fund has a 12b-1 plan. Under the plan the fund pays an annual fee of up to 0.03% of fund assets for distribution services. Payments under the plan are made for distribution in the form of commissions and fees, advertising, sales literature, services of public relations consultants, direct solicitation and expenses of printing prospectuses and reports used for sales purposes. Persons who receive payments under the plan include securities brokers, attorneys, accountants, investment advisers, investment performance consultants, pension actuaries, banks, and service organizations. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.


                      HOW TO MAKE WITHDRAWALS (REDEMPTIONS)

Shares are redeemed and funds withdrawn at net asset value per share, and there are no redemption fees. (See "Valuation of Shares.")

     BY MAIL: You may redeem shares by mailing a written request to the Meeder Advisor Funds, c/o Meeder Asset Management, Inc., P.O. Box 7177, Dublin, OH 43017. Certain requests by mail must include a signature guarantee. It is designed to protect you and the fund from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

     o    Your account registration has changed within the last 30 days;

     o The check is being mailed to a different address than the one on your account (record address);

     o The check is being made payable to someone other than the account owner; or

     o The redemption proceeds are being transferred to a fund account with a different registration. Amounts withdrawn are mailed without charge to the address printed on your account statement.

     You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

     We may require further documentation if you are requesting redemption of shares held of record in the name of corporations or trustees, and other fiduciaries.

     Amounts withdrawn are mailed without charge to the address printed on your account statement.

     BY TELEPHONE: You may redeem by telephone: 1-800-325-3539, or call (614) 760-2159. If you wish to use this procedure, you must select this feature on the New Account Application. Amounts withdrawn from an account by telephone are mailed without charge to the address printed on your account statement.

     As a special service, you may arrange to have amounts in excess of $10,000 wired in federal funds to a designated commercial bank account. To use this procedure, please designate on the New Account Application a bank and bank account number to receive the proceeds of wire withdrawals. There is no charge for this service.

     You may change the bank account designated to receive redemptions. This may be done at any time upon written request to the fund. In this case, your signature must be guaranteed. Additional documentation may be required from corporations, executors, administrators, trustees, guardians, or other fiduciaries.

     WHEN REDEMPTIONS ARE EFFECTIVE. Redemptions are made at the net asset value per share next determined after receipt of a redemption request in good order. (See "Valuation of Shares.")

     WHEN PAYMENTS ARE MADE. Amounts withdrawn by telephone are normally mailed or wired on the next Columbus, Ohio bank business day following the date of the order for withdrawal. If a request for a wire redemption is received prior to 3:00 p.m., Eastern time, on a bank business day, funds will be wired on the same day. Amounts withdrawn by mail are normally sent by mail within one business day after the request is received, and must be mailed within seven days, with the following exception. If shares are purchased by check, the funds' transfer agent will not pay a redemption until reasonably satisfied the check used to purchase shares has been collected, which may take up to 15 days. The fund will forward proceeds promptly once the check has cleared. (See "How to Buy Shares.")

     ACCOUNTS WITH LOW BALANCES. The fund may redeem shares in your account for their then current net asset value and pay the proceeds to you if at any time your account has shares valued at less than $5 million as a result of redemptions you have made. The fund may redeem the shares in your account if you have opened your account for less than the minimum purchase amount and you do not purchase additional shares to meet the minimum. Before any shares are redeemed for these purposes, you will be notified in writing 30 days before any such redemption to bring the value of shares in the account to $5 million.

                               EXCHANGE PRIVILEGE

You may exchange shares of the fund for shares of any Flex-funds' fund that are available for sale in your state at their respective net asset values. The Flex-funds family of funds has a variety of investment objectives. Read The Flex-funds' prospectus for more information about the fund that meets your investment goals. You may obtain a free prospectus from Meeder Advisor Funds, c/o Meeder Asset Management, Inc., P.O. Box 7177, Dublin, Ohio 43017, or by telephone: 1-800-325-3539; in Ohio call (614) 760-2159.

Exchanges are subject to applicable  minimum  initial and subsequent  investment
requirements.   It  will  be  necessary  to  complete  a  separate  New  Account
Application if:

     o    you wish to register a new account in a different name or

     o    you wish to add telephone redemption to an account.


Exchange requests may be directed to the fund by telephone or written request. If your request is in valid form, and is received prior to noon, Eastern time, shares will be exchanged that day. Otherwise, they will be exchanged the next business day.


     BY MAIL: Exchange requests may also be made in writing and should be sent to Meeder Advisor Funds, c/o Meeder Asset Management, Inc., P.O. Box 7177, Dublin, Ohio 43017. The letter must be signed exactly as your name appears on the fund's account records.

     BY TELEPHONE: Exchange requests may be made by telephone: call 1-800-325-3539, or call (614) 760-2159. You may make exchanges by telephone if you have telephone redemption privileges for your current account. The registration of additional accounts must be identical.

     Any exchange involves a redemption of all or a portion of the shares in one fund and an investment of the redemption proceeds in shares of one of the other funds. The exchange will be based on the respective net asset values of the shares involved, ordinarily at the value next determined after the request is received. An exchange may be delayed briefly if redemption proceeds will not be available immediately for purchase of newly acquired shares. The exchange privilege may be modified or terminated at any time. In addition, the fund may reject any exchange request and limit your use of the exchange privilege.

     The exchange of shares of one fund for shares of another fund is treated for federal income tax purposes as a sale of the shares given in exchange. You may realize a taxable gain or loss on an exchange, and you should consult your tax adviser for further information concerning the tax consequences of an exchange.

                              TRANSACTION POLICIES


     VALUATION OF SHARES. The net asset value per share (NAV) for the fund is determined each business day that the Federal Reserve System is open. The NAV is calculated on each such business day at noon Eastern Time by dividing the fund's net assets by the number of its shares outstanding. The assets of the portfolio are valued on the basis of amortized cost.


     BUY AND SELL PRICES. When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

     EXECUTION OF REQUESTS. The fund is open on those days when the Federal Reserve System is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is received by the transfer agent.

     At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

     In unusual circumstances, the fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven days, as allowed by federal securities laws.

     TELEPHONE TRANSACTIONS. For your protection, telephone requests may be recorded in order to verify their accuracy. In addition, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Proceeds from telephone transactions can only be mailed to the address of record.

     SALES IN ADVANCE OF PURCHASE PAYMENTS. When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to fifteen days after the purchase.

                           OTHER SHAREHOLDER SERVICES

     SUB-ACCOUNTING FOR INSTITUTIONAL INVESTORS:

     The fund's optional sub-accounting system offers a separate shareholder account for each participant and a master account record for the institution. Share activity is thus recorded and statements prepared for both individual sub-accounts and for the master account. For more complete information concerning this program contact the fund.

     DISTRIBUTOR:

     Shares of the fund are sold in those states where its shares have been registered for sale or a valid exemption exists. States where registration or an exemption exists can be obtained by calling 1-800-325-3539 or (614) 760-2159.

                                 MORE ABOUT RISK


     The fund's risk profile is largely defined by the fund's principal securities and investment practices. You may find the most concise description of the fund's and the portfolio's risk profile in "Main Risk Factors."

     The portfolio is permitted to use - within limits established by the trustees - certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that the portfolio utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following pages are brief descriptions of these securities and investment practices, along with the risks associated with them. The portfolio follows certain policies that may reduce these risks.

     As with any mutual fund, there is no guarantee that the fund or the portfolio will earn income or show a positive total return over any period of time - days, months or years.


INVESTMENT PRACTICES AND RELATED RISKS

     BORROWING. A loan of money from a bank or other financial institution undertaken by the portfolio. The portfolio may borrow up to 5% of its assets. Leverage and credit risks are the principal risks.

     DEFENSIVE MEASURES. Shortening the average maturity of the portfolio's investments and/or investing only in the highest quality debt instruments. The adviser may invest 100% of its assets defensively if it believes market conditions warrant defensive measures. Opportunity risk is the principal risk.

     REPURCHASE AGREEMENTS. The purchase of a security that must later be sold back to the issuer at the same price plus interest. The portfolio may invest up to 100% of its assets in repurchase agreements. Credit risk is the principal risk.

     SHORT-TERM TRADING. Selling a security soon after purchase. If the portfolio engages in short-term trading, it will have higher turnover and transaction expenses. Short-term trading may also result in short-term capital gains. Upon the distribution to you of any net short-term capital gains from the fund, you will be taxed at ordinary tax rates. There is no limitation on the portfolio's ability to engage in short-term trading. Market risk is the principal risk.

SECURITIES AND RELATED RISKS

     INVESTMENT GRADE BONDS. Bonds rated BBB (Standard & Poor's) or Baa (Moody's) or above. Interest rate, prepayment, market and credit risks are the principal risks.

     ILLIQUID AND RESTRICTED SECURITIES. Securities which, by rules of their issue or by their nature, cannot be sold readily. These include illiquid Rule 144A securities. The portfolio is permitted to invest 10% of its assets in illiquid and restricted securities. Market, liquidity and transaction risks are the principal risks.

                                  RISK GLOSSARY

     CREDIT RISK means that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

     INTEREST RATE RISK is the risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities are subject to greater interest rate risk.

     LEVERAGE RISK occurs in some securities or techniques that tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount that was invested in the contract.

     LIQUIDITY RISK occurs when investments cannot be sold readily. The portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

     MARKET RISK exists in all mutual funds and means the risk that the prices of securities in a market, a sector, or an industry will fluctuate, and that such movements might reduce an investment's value.

     OPPORTUNITY RISK means missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.

     PREPAYMENT RISK is the risk that, as interest rates fall, borrowers are more likely to refinance their debts. As a result, the principal on certain fixed income securities may be paid earlier than expected, which could cause investment losses and cause prepaid amounts to have to be reinvested at a relatively lower interest rate.

     TRANSACTION RISK means that the fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

FOR MORE INFORMATION:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

     The SAI provides more detailed information about the fund. The SAI has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus (is legally a part of this Prospectus).

ANNUAL AND SEMIANNUAL REPORTS

     These reports include portfolio holdings, financial statements, performance information, the auditor's report (in the case of the annual report), and a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

     Information about the fund (including the SAIs) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

     To request a free copy of the current annual/semi-annual report or SAI, request other information about the fund, or make shareholder inquiries, please write, call or E-mail us at:

          Meeder Advisor Funds
          6000 Memorial Drive
          Dublin, OH  43017
          Telephone:  1-800-325-3539
          Fax:  614-766-6669

                                        Investment Company Act File No. 811-6720

                              MEEDER ADVISOR FUNDS
                            INTERNATIONAL EQUITY FUND


                           PROSPECTUS - APRIL 30, 2003

     The International Equity Fund is a part of the Meeder Advisor Funds, a family of funds that includes three load mutual funds covering a variety of investment opportunities.


     This Prospectus gives you important information about the fund that you should know before you invest. Please read this Prospectus carefully and keep it handy for future reference.

     The  Securities  and Exchange  Commission  has not approved or  disapproved
these  securities  or  passed  upon  the  adequacy  of  this   Prospectus.   Any
representation to the contrary is a criminal offense.

                              Meeder Advisor Funds
                               6000 Memorial Drive
                                Dublin, OH 43017
                             Toll Free 800-494-3539
                                Fax: 614-766-6669

                                TABLE OF CONTENTS

______________________________________________________________________  THE FUND

A look at investment goals,               Investment Goal                  _____
strategies, risks, performance            Main Strategies                  _____
and expenses                              Main Risk Factors                _____
                                          Performance                      _____
                                          Fees and Expenses of the Fund    _____


Information on who may want to            Who May Want to Invest           _____
invest and who may not want to invest

More information about the fund           More Information about the Fund  _____
you should know before investing          Who Manages the Fund?            _____
                                          How is the Trust Organized?      _____
                                          How Does Taxation Affect the
                                            Fund and Its Shareholders?     _____
                                          Financial Highlights             _____

____________________________________________________________  SHAREHOLDER MANUAL


Information about account                 How to Buy Shares                _____
transactions and services                 Distribution Fees                _____
                                          How to Make Withdrawals
                                            (Redemptions)                  _____
                                          Transaction Policies             _____
                                            Other Shareholder Services     _____

_______________________________________________________________  MORE ABOUT RISK

                                          Risk and Investment Glossary     _____

__________________________________________________________  FOR MORE INFORMATION

Where to learn more about the fund        Back Cover

                       INTERNATIONAL EQUITY FUND -- FPIEX

          INVESTMENT GOAL

          The fund seeks long-term growth. To pursue this goal, the fund invests primarily in equity securities of foreign issuers.

          MAIN STRATEGIES

          The fund invests all of its assets in the International Equity Portfolio, a master fund having the same investment goal as the fund. See "The Fund's Investment in a Portfolio" under "More Information about the Fund."


          Normally, the Portfolio will be invested in equity securities of foreign issuers domiciled in developed countries. Equity securities include common and preferred stocks, convertible securities and warrants or rights to subscribe to or purchase such securities, and depositary receipts. The Portfolio intends to diversify its assets broadly among countries and will normally invest in at least three countries.


          The Portfolio may invest up to 20% of its assets in any type of investment grade securities, including debt securities of foreign issuers, and obligations of the U.S. and foreign governments and their political subdivisions.

          The Portfolio pursues its investment goal by focusing on four global themes as follows:

          COMPETITIVE ADVANTAGE: Companies with a clear competitive edge from exceptional management, low production costs, innovative R&D, quality products, or imaginative use of technology and e-commerce.

          RESTRUCTURING: Companies that can release shareholder value through restructuring and developing a clearer focus on their core businesses.

          DISINFLATIONARY WORLD: In an era of stable or falling prices, companies with market dominance, strong brands or a powerful niche presence are better placed to withstand pressure on margins.

          MISALLOCATION OF CAPITAL: Core industries, such as power generation, transport, housing and education have been badly underfunded in recent years. This is due to change.

          Key global themes are identified in conjunction with the Economics/Strategy team. These should span geographic boundaries and industries. Having identified these themes, likely attributes are highlighted form which the bottom up stock analysts select key stock beneficiaries to suit the thematic criteria. A global theme buy list is compiled of primarily large/mid capitalized stocks, from which the global equity team compile the portfolio. The aim is to achieve a high quality and well-diversified global equity portfolio, yet focusing upon core themes rather than merely the geographic domicile of a stock.

          The fund's investment goal is not fundamental and may be changed without shareholder approval.

          For more information, see "How Does the Fund Pursue Its Investment Goal?" under "More Information About the Fund."

          MAIN RISK FACTORS

          As with any growth fund, the value of your investment will fluctuate in response to stock market movements. Because it invests internationally, the fund carries additional risks, which may make the fund more volatile than a comparable domestic growth fund.

          The political, economic and social structures of some countries in which the fund invests may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluations, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes, and certain custody and settlement risks.

          Foreign securities markets may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than in the U.S.

                                   PERFORMANCE


     The bar chart shown below provides an indication of the risks of investing in the International Equity Fund by showing changes in the fund's performance from year to year during the past five calendar years. The table below compares the fund's performance with a broad measure of market performance and the returns of an index of funds with similar investment objectives. How the fund has performed in the past is not necessarily an indication of how the fund will perform in the future.


ANNUAL TOTAL RETURN1


     [Plot points for Edgar format]:

          Year             Annual Total Return
          ----             -------------------
          1998                    19.78%
          1999                    30.07%
          2000                   -13.37%
          2001                   -23.40%
          2002                   -18.77%


1    Figures do not reflect sales charges. If they did, returns would be lower.


During the period shown in the bar chart, the highest return for a quarter was 20.57% (quarter ended December 31, 1998), and the lowest return for a quarter was -20.70% (quarter ended September 30, 2002).

Average Annual Total Returns
(for the periods ended
December 31, 2002)                 Past One Year   Five Years   Since Inception1
--------------------------------------------------------------------------------
International Equity Fund Return
Before Taxes                           -23.46%       -4.56%          -4.75%
Return after Taxes on Distributions    -23.46%       -5.70%          -5.82%
Return after Taxes on Distributions
and Sale of Fund Shares                -14.29        -3.64%          -3.78%
MSCI EAFE Index2                       -15.94%      -17.24%          -3.21(3)%
Morningstar's Average Foreign
Stock Fund4                            -16.30%      -17.48%          -2.39(3)%

The average annual total returns for the Fund are reduced to reflect the maximum applicable sales charges. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholders' tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.


1    Inception date 9/2/97

2 The MSCI EAFE Index is a widely recognized unmanaged index of over 1,000 stock prices from companies in Europe, Australasia and the Far East. The MSCI EAFE Index does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. One cannot invest directly in an index.


3    Average annual total return from 9/1/97 to 12/31/02.

4 An index of funds such as Morningstar's Average Foreign Stock Fund index includes a number of mutual funds grouped by investment objective. Each of those funds interprets that objective differently, and each employs a different management style and investment strategy.


                          FEES AND EXPENSES OF THE FUND

     The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

          SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

          Maximum Sales Charge (Load) Imposed on
            Purchases (as a percentage of offering price)            5.75%1
          Maximum Deferred Sales Charge (Load) (as a
            percentage of offering price or redemption
            proceeds, as applicable)                                  None2
          Exchange fee                                                None

          Please see "Sales Charges" for an explanation of how and when these sales charges apply.

          ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS3


          Management Fees                             1.00%
          Distribution and Service (12b-1) Fees4      0.09%
          Other Expenses5                             1.32%
                                                      -----
          Total Annual Fund Operating Expenses        2.41%


          1 The sales charge applied to purchases of shares of the fund declines as the amount invested increases. See "How to Buy Shares."

          2 A contingent deferred sales charge of 1% applies on certain redemptions made within twenty-four months following any purchases you made without a sales charge. See "How to Buy Shares" and "How to Make Withdrawals (Redemptions)."


          3 This table and the Example below reflect the expenses of the fund and its proportionate share of expenses from its corresponding Portfolio. See "The Fund's Investment in a Portfolio" under "More Information About the Fund."

          4 "Distribution (12b-1) Fees" are based upon expenses actually incurred by the fund for the year ended December 31, 2002; however, the Fund may incur up to 0.25% in distribution (12b-1) fees.

          5 "Other Expenses" are based upon expenses actually incurred by the fund for the year ended December 31, 2002.


          EXAMPLE

          The example in the table below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

          Assuming you

               o    invest $10,000 in the fund
               o    redeem your shares at the end of the periods shown below
               o    earn a 5% return each year and
               o    incur the same fund operating expenses shown above,

          your cost of investing in the fund would be:


               1 Year         3 Years        5 Years        10 Years
               ------         -------        -------        --------
                $805           $1,283         $1,787         $3,163


          Of course, your actual costs may be higher or lower.

                             WHO MAY WANT TO INVEST

          The fund may be appropriate if you:

          o    are seeking to diversify a portfolio of domestic investments

          o are seeking access to markets that can be less accessible to individual investors

          o    are investing with a long-term horizon

          o    are  willing  to  accept  higher   short-term   risk  along  with
               potentially higher long-term returns

          The fund may not be appropriate if you:

          o are unwilling to accept an investment that will go up and down in value

          o    are investing to meet short-term financial goals

                         MORE INFORMATION ABOUT THE FUND

     THE FUND'S INVESTMENT IN A PORTFOLIO

     The fund seeks to achieve its investment goal by investing all of its assets in the International Equity Portfolio, its corresponding portfolio.

     The Portfolio has the same investment goal as the fund. The fund's investment policies are also substantially similar to the Portfolio's, except the fund may pursue its policies by investing in an open-end management investment company with the same investment goal and substantially similar policies and restrictions as the fund. The fund buys shares of the Portfolio at net asset value. An investment in the fund is an indirect investment in the Portfolio.

     It is possible that the fund may withdraw its investment in the Portfolio and subsequently invest in another open-end management investment company with the same investment goal and substantially similar policies. This could happen if the Portfolio changes its investment goal or if the board of trustees, at any time, considers it in the fund's best interest.

     The fund's structure, where it invests all of its assets in its corresponding portfolio, is sometimes called a "master/feeder" structure. You will find more detailed information about this structure and the potential risks associated with it in the Statement of Additional Information.

     HOW DOES THE FUND PURSUE ITS INVESTMENT GOAL?

     Normally, the Portfolio will be invested in equity securities of foreign issuers domiciled in developed countries. Equity securities include common and preferred stocks, convertible securities and warrants or rights to subscribe to or purchase such securities, American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts. However, the Portfolio is not required to invest in such securities. Rather, the Portfolio may invest in any type of investment grade securities, including debt securities of foreign issuers, and obligations of the U.S. and foreign governments and their political subdivisions.

     The Portfolio intends to diversify its assets broadly among countries and normally invests in at least three foreign countries. The Portfolio fund may, however, invest a substantial portion of its assets in one or more of such countries. The Portfolio may also invest up to a maximum of 5% of its assets in developing markets.

     Developed countries include, among others: Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, United Kingdom, Hong Kong, Japan, New Zealand, and Singapore.

     Developing countries include, among others: Poland, Czech Republic, Hungary, Turkey, India, Malaysia, Pakistan, Malaysia, Israel, Sri Lanka, Russia, China, Indonesia, Korea, Greece, Jordan, Philippines, Taiwan, Thailand, the Republic of South Africa, Peru, Brazil, Colombia, Argentina, Chile, Venezuela, and Mexico.

     The Portfolio may invest in  "traditional"  derivatives,  such as financial futures contracts, stock index futures contracts, foreign currency contracts and related options as a hedge against changes, resulting from market conditions, in the value of securities held or intended to be held by the fund.

     The Portfolio may attempt to hedge against unfavorable changes in currency exchange rates by:

     o Engaging in forward currency contracts, which are agreements between two parties to exchange currencies at a set price on a future date.

     o Purchasing and writing put and call options on foreign currencies, which are contracts involving the right or obligation to deliver or receive assets or money depending on the future performance of a currency.

     o    Trading currency futures contracts and options on such contracts.

          The Portfolio may also lend its portfolio securities.


     During periods when the subadviser deems it necessary for temporary defensive purposes, the Portfolio may invest up to 20% of its assets in high quality money market instruments. These instruments consist of commercial paper, certificates of deposit, banker's acceptances and other bank obligations, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, high grade corporate obligations and repurchase agreements. When invested defensively, the Portfolio could be unable to achieve its investment objective.


                              WHO MANAGES THE FUND?


THE BOARD. The fund is an open-end management investment company that is a series of the Meeder Advisor Funds trust (the "Trust"). The board of trustees oversees the management of the fund and the Portfolio and elects its officers. The officers are responsible for the fund's and the Portfolio's day-to-day operations. Information concerning the trustees and officers of the Trust and the Portfolio appears in the Statement of Additional Information.

INVESTMENT ADVISER. Meeder Asset Management, Inc. ("Meeder"),  formerly known as
R. Meeder & Associates, Inc., serves as investment adviser to the Portfolio. Meeder has been an investment adviser to individuals, pension and profit sharing plans, trusts, charitable organizations, corporations and other institutions since 1974. As of December 31, 2002, Meeder and its affiliates managed approximately $1.25 billion in assets. Meeder maintains its principal offices at 6000 Memorial Drive, Dublin, OH 43017.


INVESTMENT SUBADVISER


CGU Fund Management ("CGU FM") is the investment subadviser to the International Equity Portfolio. CGU FM is a wholly-owned subsidiary of Aviva Plc, an international insurance and financial services organization that was formed as a result of the mergers of Commercial Union and General Accident in 1998 and Norwich Union in 2000. As of December 31, 2002, CGU FM and its affiliates managed $168 billion in assets worldwide. CGU FM is an investment adviser to mutual funds, public and corporate employee benefit plans, charities, insurance companies, banks, investment trusts and other institutions. CGU Fund Management is a business name of Morley Fund Management Limited, registered in England No. 1151805. CGU Fund Management is a member of the Norwich Union Marketing Group, members of which are authorized and regulated by the Financial Services
Authority in the United Kingdom. The principal office is at No. 1 Poultry, London EC2R 8EJ.


Meeder continues to have responsibility for all investment advisory services provided to the Portfolio and supervises CGU FM's performance of such services.

FUND MANAGER

The individuals primarily responsible for the management of the Portfolio are listed below:


Michael Jennings, CGU FM's Head of Global Equities is the portfolio manager of the Portfolio, and is primarily responsible for the Portfolio's investments. Mr. Jennings joined CGU FM in October 2001 and has been portfolio manager for the Portfolio since November 2001. Prior to joining CGU FM, Mr. Jennings spent 13 years at Sarasin Investment Management as a portfolio manager.


The Portfolio manager is supported by stock analysts located in offices around the world and by a dedicated strategy and top-down team.


MANAGEMENT FEES. During the calendar year ended December 31, 2002, the Portfolio paid management fees totaling 1.00% of the fund's average daily net assets. For more information about management fees, please see "Investment Adviser" and "Investment Subadviser" in the Statement of Additional Information.


DISTRIBUTOR. Adviser Dealer Services, Inc. ("ADS"), 6000 Memorial Drive, Dublin, Ohio 43017, an affiliate of Meeder, serves as the distributor of the shares of the fund.

                           HOW IS THE TRUST ORGANIZED?

     The fund is an open-end management investment company that is a series of the Meeder Advisor Funds trust (the "Trust").

     The board of trustees of the Trust oversees the fund's activities. The board retains various companies to carry out the fund's operations, including the investment adviser, custodian, transfer agent and others. The board has the right, and the obligation, to terminate the fund's relationship with any of these companies and to retain a different company if the board believes it is in the shareholders' best interests. At a mutual fund's inception, the initial shareholder (typically the adviser) appoints the fund's board. Thereafter, the board and the shareholders determine the board's membership. The board of the Trust may include individuals who are affiliated with the investment adviser.

     The fund does not hold annual shareholder meetings, but may hold special meetings for such purposes as electing or removing board members, changing fundamental policies, approving a management contract or approving a 12b-1 plan (12b-1 fees are explained in "Distribution Fees").

PORTFOLIO TRADES

     In placing portfolio trades, the Portfolio's adviser may use brokerage firms that market the fund's shares, but only when the adviser believes no other firm offers a better combination of quality execution (i.e., timeliness and completeness) and favorable price. As long as the adviser believes a brokerage firm can provide this combination, it may consider research and related services when choosing a brokerage firm. Brokerage firms may use a portion of the commissions paid by the fund to reduce its expenses.

DIVERSIFICATION

     The fund is diversified, which means the fund may not, with respect to at least 75% of its assets, invest more than 5% of its assets in the securities of one company.

             HOW DOES TAXATION AFFECT THE FUND AND ITS SHAREHOLDERS?

HOW DOES THE PORTFOLIO EARN INCOME AND GAINS?

     The Portfolio may earn dividends and interest (the "income") on its investments. When the Portfolio sells a security for a price that is higher than it paid, it has a gain. When the Portfolio sells a security for a price that is lower than it paid, it has a loss. If the Portfolio has held the security for more than one year, the gain or loss will be a long-term capital gain or loss. If the Portfolio has held the security for one year or less, the gain or loss will be a short-term capital gain or loss. The Portfolio's gains and losses are netted together, and, if the fund has a net gain (the fund's "gains"), that gain will generally be distributed to you.

TAXATION OF THE FUND'S INVESTMENTS

     The Portfolio invests your money in the securities that are described in the sections "Main Strategies" and "How Does the Fund Pursue Its Investment Goal?" Special tax rules may apply in determining the income and gains that the Portfolio earns on its investments. These rules may, in turn, affect the amount of distributions that the fund pays to you. These special tax rules are discussed in the SAI.

     TAXATION OF THE FUND. As a regulated investment company, the fund generally pays no federal income tax on the income and gains that it distributes to you.

     FOREIGN TAXES. Foreign governments may impose taxes on the income and gains from the fund's investments in foreign securities. These taxes will reduce the amount of the fund's distributions to you.

TAXATION OF SHAREHOLDERS

WHAT IS A DISTRIBUTION?

     As a shareholder, you will receive your share of the fund's income and gains on the Portfolio's investments in stocks and other securities. The fund's income and short-term capital gains are paid to you as ordinary dividends. The fund's long-term capital gains are paid to you as capital gain distributions. If the fund pays you an amount in excess of its income and gains, this excess will generally be treated as a non-taxable return of capital. These amounts, taken together, are what we call the fund's distributions to you. In general, any dividends and net short-term capital gain distributions you receive from the fund are taxable as ordinary income. Distribution of other capital gains generally are taxable as long-term capital gains. The fund pays dividends from its net investment income on at least an annual basis.

     DISTRIBUTIONS. Distributions from the fund, whether you receive them in cash or in additional shares, are generally subject to income tax. The fund will send you a statement in January of the current year that reflects the amount of ordinary dividends, capital gain distributions and non-taxable distributions you received from the fund in the prior year. This statement will include distributions declared in December and paid to you in January of the current year, but which are taxable as if paid on December 31 of the prior year. The IRS requires you to report these amounts on your income tax return for the prior year.

     DISTRIBUTIONS TO RETIREMENT PLANS. Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you. Special rules apply to payouts from Roth and Education IRAs.

     DIVIDENDS-RECEIVED DEDUCTION. Corporate investors may be entitled to a dividends-received deduction on a portion of the ordinary dividends they receive from the funds.

     BUYING A DIVIDEND. Purchasing fund shares in a taxable account shortly before a distribution is known as "buying a dividend." In taxable accounts, you must pay income taxes on the distribution whether you take the distribution in cash or reinvest it. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares. The risk in buying a dividend is that the portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

     DIVIDEND REINVESTMENTS. Most investors have their dividends reinvested in additional shares of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend payable date. Alternatively, you can choose to have a check for your dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.

REDEMPTIONS AND EXCHANGES

WHAT IS A REDEMPTION?

     A redemption is a sale by you to the fund of some or all of your shares in the fund. The price per share you receive when you redeem fund shares may be more or less than the price at which you purchased those shares. An exchange of shares in the fund for shares of another Meeder Advisor Funds' fund is treated as a redemption of fund shares and then a purchase of shares of the other Meeder Advisor Funds' fund. When you redeem or exchange your shares, you will generally have a gain or loss, depending upon whether the amount you receive for your shares is more or less than your cost or other basis in the shares.

     If you redeem your shares or if you exchange your shares in the fund for shares in another Meeder Advisor Funds' fund, you will generally have a gain or loss that the IRS requires you to report on your income tax return. All or a portion of any loss on the redemption or exchange of your shares will be disallowed by the IRS if you purchase other shares in the fund within 30 days before or after your redemption or exchange.

     U.S. GOVERNMENT INTEREST. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. Government, subject to certain restrictions. The fund will provide you with information at the end of each calendar year on the amount of any such dividends that may qualify for exemption from reporting on your individual income tax returns.

     STATE TAXES. Ordinary dividends and capital gain distributions that you receive from the fund, and gains arising from redemptions or exchanges of your fund shares will generally be subject to state and local income tax. The holding of fund shares may also be subject to state and local intangibles taxes. You may wish to contact your tax advisor to determine the state and local tax consequences of your investment in the fund.

     IN KIND DISTRIBUTIONS. The Meeder Advisor Funds has reserved the right to pay redemption proceeds by a distribution in kind of portfolio securities (rather than cash) in the event of an emergency or when, in the opinion of the fund or Meeder, payment in cash would be harmful to existing shareholders. In the event the fund makes an in kind distribution, you could incur brokerage and transaction charges when converting the securities to cash.

     BACKUP WITHHOLDING. By law, the fund must withhold 31% of your distributions and redemption proceeds if you have not provided complete, correct taxpayer information and 31% of your distributions if you are otherwise subject to backup withholding.


                              FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand the fund's financial performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.

INTERNATIONAL EQUITY FUND                                2002            2001         2000         1999         1998

NET ASSET VALUE, BEGINNING OF PERIOD                   $  10.28        $  13.45     $  17.37     $  14.47     $  12.18
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                              (0.03)          (0.08)       (0.06)       (0.04)       (0.02)
Net gains (losses) on securities
(both realized and unrealized)                            (1.90)          (3.09)       (2.26)        4.31         2.43
----------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                          (1.93)          (3.17)       (2.32)        4.27         2.41
----------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                                   --              --           --           --        (0.04)
From net capital gains                                       --              --        (1.55)       (1.37)       (0.08)
From tax return of capital                                   --              --        (0.05)          --           --
----------------------------------------------------------------------------------------------------------------------
Total Distributions                                          --              --        (1.60)       (1.37)       (0.12)
----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                         $   8.35        $  10.28     $  13.45     $  17.37     $  14.47
----------------------------------------------------------------------------------------------------------------------
Total Return (excludes sales and redemption
  charges and assumes reinvestment of distributions)    (18.77%)        (23.40%)     (13.37%)      30.07%       19.78%
----------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($000)                       $ 11,399        $ 15,271     $ 21,192     $ 23,474     $ 18,273
Ratio of net expenses to average net assets               2.41%           1.99%        1.87%        2.00%        2.00%
Ratio of net investment income (loss)
  to average net assets                                  (0.29%)         (0.34%)      (0.41%)      (0.28%)      (0.18)%
Ratio of expenses to average net assets
  before reductions                                       2.41%           1.99%        1.87%        2.37%        2.17%
Portfolio turnover rate                                  31.86%(1)       94.20%       69.03%       72.52%       86.13%


(1)  Represents turnover rate of corresponding portfolio.

                               SHAREHOLDER MANUAL

                                HOW TO BUY SHARES

MINIMUM INVESTMENT -- The minimum investment to open an account is $2,500, except for an Individual Retirement Account (IRA), which has a $500 minimum. You may make subsequent investments in any account in amounts of at least $100.

OPENING AN ACCOUNT -- You may open an account and make an investment by purchasing shares through brokerage firms having sales agreements with the Distributor. You may also purchase shares directly from the fund by submitting a check. In the case of a new account, fill out the New Account Application accompanying this Prospectus. A check payable to the International Equity Fund must accompany your New Account Application. You may make payments by check or Federal Reserve Draft payable to the fund. Please send your completed application and payment to the following address: MEEDER ADVISOR FUNDS, C/O MUTUAL FUNDS SERVICE CO., P. O. BOX 7177, DUBLIN, OHIO 43017.

     Should an order to purchase shares be canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred in the transaction. All orders for the purchase of shares are subject to acceptance or rejection by the fund or by the Distributor. Direct purchase orders received by Mutual Funds Service Company (the "Transfer Agent"), the fund's transfer agent, by 4:00 p.m., Eastern time, are confirmed at that day's public offering price. Direct purchase orders received by the Transfer Agent after 4:00 p.m. and orders received by brokerage firms after 5:00 p.m. are confirmed at the public offering price on the following business day.


     Wire orders for shares of the fund received by dealers prior to 3:00 p.m., Eastern time, and received by the Transfer Agent before 5:00 p.m., Eastern time on the same day, are confirmed at that day's public offering price. Orders received by dealers after 3:00 p.m., Eastern time, are confirmed at the public offering price on the following business day. It is the dealer's obligation to place the order with the Transfer Agent before 5:00 p.m., Eastern time, and to forward payment to U.S. Bank, N.A., the Custodian for the fund.


     If the wire order is for a new account, you must telephone the fund prior to making your initial investment. Call 1-800-494-3539, or (614) 766-7074. Advise the fund of the amount you wish to invest and obtain an account number and instructions. Have your bank wire federal funds to:

     U.S. BANK, N.A.
     ABA #: 042-00001-3
     DDA Name:    Master Account
     DDA #:  780382529
     Attn: (Include the Name of the Fund that the Purchase Should be Made to) Account Name: (Include Shareholder Name)
     For Account #:  (Include Shareholder A/C #)

     No stock certificates will be issued. Instead, the Transfer Agent will establish an account for each investor, and all shares purchased or received, including those acquired through the reinvestment of dividends and distributions, are registered on the books of the fund and credited to such account.

     The fund will not permit redemptions until it receives the New Account Application in good order.

     SUBSEQUENT INVESTMENTS - You may make subsequent investments in the fund by mailing a check payable to the International Equity Fund. Please include your account number and mail as follows:

          MEEDER ADVISOR FUNDS
          C/O MUTUAL FUNDS SERVICE CO.
          P. O. BOX 7177
          DUBLIN, OHIO  43017

     You may also make subsequent investments by bank wire as described above. You must notify the fund prior to each wire purchase. Wires sent without notifying the fund will result in a delay of the effective date of your purchase.

     SALES CHARGES - Maximum sales charges and fees are set forth in the table below, and quantity discounts for the fund's initial sales charge are set forth below.

     ------------------------------------------
     o    Initial Sales Charge of 5.75% or less
     ------------------------------------------
     o    No deferred sales charge*
     ------------------------------------------

* A contingent deferred sales charge of 1% applies on certain redemptions made within twenty-four months following any purchases of the fund you made without a sales charge.


     The fund's shares are sold at net asset value plus the applicable sales charge as shown in the table below. The fund's shares also bear a Rule 12b-1 fee of up to 0.25% per year (paid to the Distributor, Adviser Dealer Services, Inc.) of their average net asset value. In addition, the fund's shares bear an asset based service fee of 0.25% per year. The sales charge on the fund's shares is allocated between your brokerage firm and Adviser Dealer Services, Inc. as shown below:


                        THE SALES CHARGE     WHICH EQUALS     YOUR DEALER
WHEN YOU INVEST         MAKES UP THIS % OF   THIS % OF YOUR   RECEIVES THIS % OF
THIS AMOUNT             THE OFFERING PRICE   INVESTMENT       THE OFFERING PRICE
--------------------------------------------------------------------------------
Up to $50,000           5.75%                6.10%            5.25%
$50,001 to $100,000     5.00%                5.26%            4.50%
$100,001 to $249,999    3.75%                3.90%            3.25%
$250,000 to $499,999    2.50%                2.56%            2.00%
$500,000 to $999,999    2.00%                2.04%            1.60%
$1,000,000 or more      none*                none*            none*

* Investments of $1,000,000 or more are sold without an initial sales charge. The Distributor may pay your dealer a concession of up to 1% on investments made with no initial sales charge. A contingent deferred sales charge (CDSC) will be imposed on redemptions of shares of the International Equity Fund purchased without an initial sales charge, if your dealer has received a concession and you redeem within twenty-four months from purchase. The CDSC is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. The offering price of International Equity Fund shares includes the applicable initial sales charge.

                               QUANTITY DISCOUNTS

     CUMULATIVE QUANTITY DISCOUNT - lets you combine all of your shares in the fund for purposes of calculating the sales charge. Therefore, the quantity discounts shown in the table above will apply if the dollar amount of your purchase, plus the net asset value of fund shares you already own, is more than $50,000. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate value of such shares then owned, plus the amount of the purchase.

     To receive the cumulative quantity discount, either you or your brokerage firm must request the discount at the time of placing your purchase order. In addition, you must give the Transfer Agent sufficient information to determine and confirm that your purchase will qualify for the discount. The cumulative quantity discount may be amended or terminated at any time as to all purchases occurring thereafter.

     LETTER OF INTENTION (LOI) - expresses your intent to buy a stated dollar amount of shares over a 13-month period and lets you receive the same sales charge as if all shares had been purchased at one time. To take advantage of this discount, simply sign and complete the LOI on the New Account Application, indicating the amount you wish to invest. The LOI may include purchases made within 90 days prior to the signing of the LOI. The LOI will not be a binding obligation on either the purchaser or the fund.

     Purchases made under the LOI receive the sales charge applicable to the aggregate amount you have indicated in the LOI, as if all shares were purchased in a single transaction. During the period covered by the LOI, the Transfer Agent will escrow shares representing 5% of your intended purchase. If you do not purchase the amount stated in your LOI, your sales charge will be adjusted to reflect the actual amount you invested during the period covered by your LOI, and any additional sales charge will be recovered from your escrowed shares.

     Your LOI can be amended: (a) during the 13-month period, if you file an amended LOI with the same expiration date as the original, and (b) automatically after the end of the period, if the total purchases credited to your LOI qualify for an additional reduction in sales charge.

     SALES CHARGE WAIVERS: Directors, trustees, officers and full-time employees of the Meeder Advisor Funds trust, the Manager, the Subadviser or the Distributor, including members of the immediate families of such individuals and employee benefit plans established by such entities, may purchase shares of the fund at net asset value.

     You may purchase shares of the fund at net asset value if, on the date you purchase such shares, you are a shareholder of any mutual fund (other than a Meeder Advisor Funds fund) whose portfolios are advised by the manager.

     Fund shares may be sold at net asset value without an initial sales charge to:

     o clients of the Manager, registered investment advisers, broker-dealers and financial planners, who are purchasing on behalf of their clients or on behalf of clients in wrap accounts, by making arrangements to do so with the Trust and the Transfer Agent

     o participants in certain retirement and deferred compensation plans, including qualified or non-qualified plans under the Internal Revenue Code and certain affinity group and group savings plans, provided that such plans have at least 100 eligible employees or members and

     o broker-dealers who have a sales agreement with the Distributor and by their registered personnel and employees, including members of the immediate families of such registered personnel and employees (i.e., spouse and minor children only)

See "Other Shareholder Services - Systematic Withdrawal Program" and the Statement of Additional Information.

     No sales charge will be charged on accounts that are opened for you by your brokerage firm where the amount invested represents redemption proceeds from funds distributed other than by Adviser Dealer Services, Inc., and where you have paid a sales charge in connection with the purchase of such other fund's shares; provided that (i) shares of the fund are purchased within 60 days after redemption of such other fund's shares; and (ii) sufficient documentation of such redemption as the Transfer Agent may require shall be provided at the time fund shares are purchased. Also, if you have redeemed shares of a Meeder Advisor Funds' fund, you may reinvest the proceeds in any Meeder Advisor Funds' fund at net asset value if such proceeds are reinvested within 60 days after the date of redemption.

DISTRIBUTION FEES


     Rule 12b-1 of the Investment Company Act permits mutual funds that adopt a written plan to pay out of fund assets certain expenses relating to the sale and distribution of their shares. The fund has adopted distribution and service plans. Under its plans, the fund pays the distributor an annual distribution (12b-1) fee of up to 0.25% of fund assets and an annual service fee of 0.25% of fund assets.


     Distribution fees are used primarily to offset initial and ongoing commissions paid to brokerage firms for selling shares of the fund. The distributor may use distribution fees that are not allocated to brokerage firms to reduce its own sales and marketing expenses. Service fees are used primarily to reimburse brokerage firms for providing personal services to fund shareholders and maintaining shareholder accounts. The distributor may use service fees that are not allocated to brokerage firms to reduce its own expenses for providing personal services and maintaining shareholder accounts.

     Because these fees are paid out of the fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

                      HOW TO MAKE WITHDRAWALS (REDEMPTIONS)

You may redeem shares and withdraw funds at net asset value per share less, in the case of certain shares of the fund purchased without an initial sales charge, any applicable CDSC. There are no redemption fees. (See "Valuation of Shares.")

     BY MAIL -- You may redeem shares by mailing a written request to Meeder Advisor Funds, c/o Mutual Funds Service Co., P. O. Box 7177, Dublin, OH 43017. Certain requests by mail must include a signature guarantee. It is designed to protect you and the fund from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

o    Your account registration has changed within the last 30 days;

o The check is being mailed to a different address than the one on your account (record address);

o    The check is being made payable to someone other than the account owner; or

o The redemption proceeds are being transferred to a fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

     We may require further documentation if you are requesting redemption of shares held of record in the name of corporations or trustees, and other fiduciaries.

     Amounts withdrawn are mailed without charge to the address printed on your account statement.

     BY BANK WIRE -- You may redeem by telephone by placing a wire redemption through a securities dealer. Wire redemption requests received by dealers prior to 3:00 p.m., Eastern time, and received by the Transfer Agent before 5:00 p.m., Eastern time on the same day, are confirmed at that day's net asset value per share. Direct wire redemption requests must be received by 3:00 p.m. to be confirmed at that day's net asset value.

     WHEN REDEMPTIONS ARE EFFECTIVE -- Redemptions are made at the net asset value per share less, in the case of shares of the fund purchased without an initial sales charge, any applicable CDSC, next determined after receipt of a redemption request in good order. (See "Valuation of Shares.")

     WHEN PAYMENTS ARE MADE -- Shares are redeemed at their net asset value per share next determined after receipt by the Transfer Agent of the redemption request in the form described above, less, in the case of certain shares of the fund purchased without an initial sales charge, any applicable CDSC. Payment is normally made within seven days after the redemption request.

                               EXCHANGE PRIVILEGE

     An exchange represents the sale of shares of one fund and the purchase of shares of another, which may produce a gain or loss for tax purposes.

     Your exchange will be processed at the net asset value next determined after the Transfer Agent receives your exchange request. You will receive a prospectus along with your confirmation if you exchange into a fund not offered in this Prospectus. The exchange feature may be modified or discontinued at any time, upon notice to you in accordance with federal securities rules.

     Your exchange may be processed only if the shares of the fund to be purchased are eligible for sale in your state and if the amount of your purchase meets the minimum requirements for that fund. The exchange privilege is only available in states in which it may be legally offered.

     EXCHANGES OF SHARES: You may exchange your shares of the International Equity Fund for shares of The Flex-funds Money Market Fund, a single-class money market fund managed by the Manager.

     The fund may refuse exchange purchases by anyone, if in the manager or subadviser's judgment, the fund would be unable to invest effectively in accordance with its investment goals and strategies, or would otherwise be affected in a negative way.

IF YOU HAVE ANY QUESTIONS ON EXCHANGE OR REDEMPTION PROCEDURES, CALL YOUR BROKERAGE FIRM OR THE TRANSFER AGENT.

                              TRANSACTION POLICIES

     VALUATION OF SHARES. The net asset value per share (NAV) for the fund will be calculated each day at approximately 3:00 p.m. Eastern time by dividing the fund's net assets by the number of its shares outstanding.

     The assets of the fund are generally valued on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the adviser under procedures adopted by the Board of Trustees.

     EXECUTION OF REQUESTS. The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is received by the transfer agent.

     At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

     In unusual circumstances, the fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven days, as allowed by federal securities laws.

     TELEPHONE TRANSACTIONS. For your protection, telephone requests may be recorded in order to verify their accuracy. In addition, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Proceeds from telephone transactions can only be mailed to the address of record.

     SALES IN ADVANCE OF PURCHASE PAYMENTS. When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to fifteen days after the purchase.

                           OTHER SHAREHOLDER SERVICES

     AUTOMATIC ACCOUNT BUILDER: This program offers you a convenient way for you to invest in the fund by automatically transferring money from your checking or savings account each month to buy shares. Under the program, regular investments in the fund of $100 or more will be deducted from your checking or savings account and invested in shares of the fund. Your bank must be a member of the Automated Clearing House (ACH). To sign up, complete the Automatic Account Builder section of your New Account Application. There is no additional charge for this service.

     SYSTEMATIC WITHDRAWAL PROGRAM: This program allows you to automatically sell your shares and receive regular distributions of $100 or more from your account. You must either own or purchase shares having a value of at least $10,000 and advise the fund in writing of the amount to be distributed and the desired frequency, i.e., monthly, quarterly or annually. To sign up, complete the appropriate section of your New Account Application. You should realize that if withdrawals exceed income dividends, the invested principal may be depleted.

     You may make additional investments and may change or stop the program at any time. There is no charge for this program.

     RETIREMENT PLANS: The fund offers retirement plans, which include a prototype Profit Sharing Plan, a Money Purchase Pension Plan, a Salary Savings Plan--401(k), Tax-Sheltered Custodial Account - 403(b)(7), an Individual Retirement Account (IRA), a Roth IRA, an Education IRA, a Simple IRA, and a Simplified Employee Pension (SEP) Plan. Plan Adoption Agreements and other information required to establish a Meeder Advisor Funds Retirement Plan are available from Meeder Advisor Funds, c/o Meeder Asset Management, Inc., P.O. Box 7177, Dublin, Ohio 43017; or call 1-800-494-3539.

     Minimum purchase requirements for retirement plan accounts are subject to the same requirements as regular accounts, except for an IRA, which has a reduced minimum purchase requirement. (See "How to Buy Shares.")

                              SHAREHOLDER ACCOUNTS

     The fund maintains an account for each shareholder in full and fractional shares. The fund may reject any purchase order and may waive minimum purchase requirements.

     CONFIRMATION   STATEMENT  --  All   purchases   and  sales,   and  dividend
reinvestments, are confirmed promptly after they become effective.

     ACCOUNTS WITH LOW BALANCES. The fund may redeem shares in your account for its then current net asset value and pay the proceeds to you if at any time your account has shares valued at less than $1,000 ($500 for an IRA) as a result of redemptions you have made. The fund may redeem the shares in your account if you have opened your account for less than the minimum purchase amount and you do not purchase additional shares to meet the minimum. Before any shares are redeemed for these purposes, you will be notified in writing 30 days before any such redemption to bring the value of shares in your account to $1,000 ($500 for an IRA).

                                 MORE ABOUT RISK

     A fund's risk profile is largely defined by the fund's principal securities and investment practices. You may find the most concise description of the fund's risk profile in "Main Risk Factors."

     The Portfolio is permitted to use - within limits established by the trustees - certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that the Portfolio utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following pages are brief descriptions of these securities and investment practices, along with the risks associated with them. The Portfolio follows certain policies that may reduce these risks.

     As with any mutual fund, there is no guarantee that the fund or the Portfolio will earn income or show a positive total return over any period of time - days, months or years.

                          RISK AND INVESTMENT GLOSSARY

     BORROWING AND REVERSE REPURCHASE AGREEMENTS refer to a loan of money from a bank or other financial institution undertaken by the Portfolio. The Portfolio may borrow up to 33-1/3% of its assets. Leverage and credit risks are the principal risks.

     COMMON STOCK is a share of ownership (equity) interest in a company.

     COMPANIES WITH LIMITED OPERATING HISTORIES are securities issued by companies that have been in continuous operation for less than three years. Sometimes called "unseasoned" issuers. Market, liquidity and information risks are the principal risks.

     CONVERTIBLE SECURITIES are debt or equity securities which may be converted on specified terms into stock of the issuer. Market, interest rate, prepayment and credit risks are the principal risks.

     CORRELATION RISK occurs when the Portfolio "hedges" - uses one investment to offset the Portfolio's position in another. If the two investments do not behave in relation to one another the way the Portfolio managers expect them to, then unexpected results may occur.

     CREDIT RISK means that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

     CURRENCY CONTRACTS involve the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Currency leverage, credit, correlation, liquidity and opportunity risks are the principal risks.

     CURRENCY RISK happens when the Portfolio buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency value can cause investment losses when the Portfolio's or fund's investments are converted to U.S. dollars.


     DEFENSIVE MEASURES may be taken when the Portfolio's adviser believes they are warranted due to market conditions. When this happens, the Portfolio may invest up to 20% of its assets in government securities and other short-term securities without regard to the Portfolio's investment restrictions, policies or normal investment emphasis. As a result, the Portfolio could be unable to achieve its investment objective. Opportunity risk is the principal risk.


     DIVERSIFICATION means a diversified fund may not, with respect to at least 75% of its assets, invest more than 5% of its assets in the securities of one company. A non-diversified fund may be more volatile than a diversified fund because it invests more of its assets in a smaller number of companies and the gains or losses on a single stock will therefore have a greater impact on the fund's share price. The International Equity Fund is a diversified fund.

     FINANCIAL FUTURES are exchange-traded contracts on securities, securities indexes or foreign currencies that obligate the holder to take or make future delivery of a specified quantity of those underlying securities or currencies on a predetermined future date. The Portfolio may invest up to 25% of its assets in financial futures. Hedging, correlation, opportunity, leverage, interest rate, market, and liquidity risks are the principal risks.

     FOREIGN SECURITIES are issued by companies located outside of the United States. The fund considers a company to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has its principal office in, a country other than the U.S. The risks of investing in foreign countries include the possibility of the imposition of exchange controls, currency devaluations, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes, and certain custody and settlement risks. Market, currency, transaction, liquidity, information and political risks are the principal risks.

     DEVELOPING COUNTRIES: Investments in developing or emerging markets are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, business and social frameworks to support securities markets. Foreign securities markets, including emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S.

     FORWARD FOREIGN CURRENCY CONTRACTS are privately negotiated contracts committing the holder to purchase or sell a specified quantity of a foreign currency on a predetermined future date. Market, opportunity and leverage risks are the principal risks.

     HEDGING RISK comes into play when the Portfolio uses a security whose value is based on an underlying security or index to "offset" the Portfolio's position in another security or currency. The objective of hedging is to offset potential losses in one security with gains in the hedge. But a hedge can eliminate or reduce gains as well as offset losses. (Also see "Correlation Risk.")

     ILLIQUID AND RESTRICTED SECURITIES are securities which, by rules of their issue or by their nature, cannot be sold readily. These include illiquid Rule 144A securities. The Portfolio may invest up to 15% of its assets in illiquid and restricted securities. Market, liquidity and transaction risks are the principal risks.

     INFORMATION RISK means that information about a security or issuer may not be available, complete, accurate or comparable.

     INTEREST RATE RISK is the risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities are subject to greater interest rate risk.

     INVESTMENT GRADE BONDS are rated BBB (Standard & Poor's) or Baa (Moody's) or above. Bonds rated below investment grade are subject to greater credit risk than investment grade bonds. Interest rate, prepayment, market and credit risks are the principal risks.

     LEVERAGE RISK occurs in some securities or techniques that tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the account that was invested in the contract.

     LIQUIDITY RISK occurs when investments cannot be sold readily. The Portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

     MARKET CAPITALIZATION is the total current market value of a company's outstanding common stock.

     MARKET RISK exists in all mutual funds and means the risk that the prices of securities in a market, a sector, or an industry will fluctuate, and that such movements might reduce an investment's value.

     OPPORTUNITY RISK means missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.

     OPTIONS are contracts giving the holder the right but not the obligation to purchase or sell a security on or before a predetermined future date for a fixed price. Options on securities indexes are similar, but settle in cash. The Portfolio may invest up to 25% of its assets in options. Hedging, correlation, opportunity, leverage, interest rate, market, and liquidity risks are the principal risks.

     POLITICAL RISK comes into play with investments, particularly foreign investments, which may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

     PREPAYMENT RISK is the risk that, as interest rates fall, borrowers are more likely to refinance their debts. As a result, the principal on certain fixed income securities may be paid earlier than expected, which could cause investment losses and cause prepaid amounts to have to be reinvested at a relatively lower interest rate.

     REPURCHASE AGREEMENTS means the purchase of a security that must later be sold back to the issuer at the same price plus interest. The Portfolio may invest up to 20% of its assets in repurchase agreements. Credit risk is the principal risk.

     SHORT-TERM TRADING means selling a security soon after purchase. If the Portfolio engages in short-term trading, you will have higher turnover and transaction expenses. Short-term trading may also result in short-term capital gains. Upon the distribution to you of any net short-term capital gains from the fund, you will be taxed at ordinary tax rates. Market risk is the principal risk.

     SECURITIES   LENDING   means  the  lending  of   securities   to  financial
institutions, which provide cash or government securities as collateral. The fund may lend up to 33-1/3% of assets. Credit risk is the principal risk.

     SMALL AND MID-SIZED COMPANY SECURITIES are securities issued by small or mid-sized companies, as measured by their market capitalization. Historically, smaller company securities have been more volatile in price than larger company securities, especially over the short-term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. In general, the smaller the company, the greater its risks. Market, liquidity and information risks are the principal risks.

     TRANSACTION RISK means that the Portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

     WHEN ISSUED SECURITIES AND FORWARD COMMITMENTS involve the purchase and sale of securities for delivery at a future date, market value may change before delivery. Market, opportunity and leverage risks are the principal risks.

FOR MORE INFORMATION:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

     The SAI provides more detailed information about the fund. The SAI has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus (is legally a part of this Prospectus).

ANNUAL AND SEMIANNUAL REPORTS

     These reports include portfolio holdings, financial statements, performance information, the auditor's report (in the case of the annual report), and a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

     Information about the fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

     To request a free copy of the current annual/semi-annual report or SAI, request other information about the fund, or make shareholder inquiries, please write, call or E-mail us at:

          Meeder Advisor Funds
          6000 Memorial Drive
          Dublin, OH  43017
          Toll Free:  1-800-494-3539
          Fax:  614-766-6669

                                                          SEC File No.: 811-6720

                              MEEDER ADVISOR FUNDS

PROSPECTUS                                        OPPORTUNITY FUND

APRIL 30, 2003

                                                  CAPITAL FUND

     The Opportunity Fund and the Capital Fund are series of the Meeder Advisor Funds.

     This Prospectus gives you important information about the Funds that you should know before you invest. Please read this Prospectus carefully and keep it handy for future reference.

     The  Securities  and Exchange  Commission  has not approved or  disapproved
these  securities  or  passed  upon  the  adequacy  of  this   Prospectus.   Any
representation to the contrary is a criminal offense.

                              Meeder Advisor Funds
                               6000 Memorial Drive
                                Dublin, OH 43017
                         1-800-494-3539 or 614-766-7074
                                Fax: 614-766-6669

                                TABLE OF CONTENTS

--------------------------------------------------------------------------------
FUND OVERVIEW
A look at investment goals,               Opportunity Fund                 _____
strategies, risks, performance            Capital Fund                     _____
and expenses

--------------------------------------------------------------------------------
WHO MAY WANT TO INVEST

Information on who may want to invest
and who may not want to invest                                             _____

--------------------------------------------------------------------------------
MORE INFORMATION ABOUT THE FUNDS

More information about the Funds          Who Manages the Funds?           _____
you should know before investing          How is the Trust Organized?      _____
                                          How Does Taxation Affect the
                                          Funds and Their Shareholders?    _____

--------------------------------------------------------------------------------
SHAREHOLDER MANUAL

Information about account                 How to Buy Shares                _____
transactions and services                 Distribution Fees                _____
                                          How to Make Withdrawals
                                            (Redemptions)                  _____
                                          Transaction Policies             _____
                                          Other Shareholder Services       _____

--------------------------------------------------------------------------------
MORE ABOUT RISK
                                          Investment Practices, Securities
                                            and Related Risks              _____
                                          Glossary of Risks                _____

--------------------------------------------------------------------------------
FOR MORE INFORMATION

Where to learn more about the Funds       Back Cover

                                OPPORTUNITY FUND

          INVESTMENT GOAL

          The Fund seeks short and long-term capital appreciation.

          MAIN INVESTMENT STRATEGIES

          The Fund invests primarily in common stocks. The Fund's subadviser uses an investment style in which stock selection is driven primarily by the merits of the company itself. The subadviser selects stocks based on a concept of fundamental value, where stocks appear inexpensive relative to anticipated profit and revenue growth.


          Under normal market conditions, the Fund invests primarily in common stocks of companies with medium ("mid-cap companies") to large market capitalizations that the Fund's adviser believes offer superior value. The Fund's subadviser defines mid-cap companies as companies with a market cap between $2 billion and $5 billion and defines large cap companies as those with a market cap greater than $5 billion.


          In  selecting  equity  securities  for  the  Fund's   portfolio,   the
          subadviser uses a "value" philosophy. In managing the Fund, the subadviser invests based on a concept of fundamental value, seeking to identify companies whose shares appear inexpensive relative to anticipated profit and dividend growth. The primary emphasis is placed on companies expected to experience a significant acceleration in earnings over the next three to five years. The prices of these stocks typically do not fully reflect such improvement. Often such a stock is "out of favor" and priced low relative to the company's earnings, cash flow and book value. A second source of "value" stocks is provided by companies expected to sustain their historic rate of growth but which are selling at a low price to earnings ratio in relation to this anticipated growth.

          The Fund's investment goal and strategies are not fundamental and may be changed without shareholder approval.

          For more information, see "More Information About the Funds."

          MAIN RISKS

          The main risks of investing in the Opportunity Fund include:

          INVESTMENT IN STOCKS. While stocks historically have outperformed other asset classes over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries or securities markets as a whole.

          COMPANY-SPECIFIC CHANGES. An investment in the common stock of a company represents a proportionate ownership interest in that company. Therefore, the Fund takes part in the success or failure of any company in which it holds stock. The market value of common stocks can fluctuate dramatically in response to such things as the business performance of the company, investors perceptions of the company, the overall stock market, and general economic and political developments. For example, you may lose money if investors continue to disfavor stocks purchased by the Fund, causing their prices to remain depressed.

          INVESTMENT IN VALUE STOCKS. The determination that a stock is undervalued is subjective; the market may not agree, and the stock's price may not increase to what the adviser believes is its full value. It may even decrease in value. If the subadviser's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect, the stock's price may decrease in value.

          LARGE CAP COMPANIES. In the long run, large company stocks may produce more modest gains than stocks of smaller companies. Large companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences.

          MID-CAP COMPANIES. The Fund may invest in securities of companies with mid-sized market capitalizations in addition to companies with large market capitalizations. Investments in companies with mid-sized market capitalizations may involve greater risks and price volatility (that is, more abrupt or erratic price movements) than investments in larger, more mature companies since mid-cap companies may be at an earlier stage of development and may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Mid-cap companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies.

          SHORT-TERM TRADING. The Fund may sell a security soon after purchase. The Fund may engage in short-term trading. If the Fund engages in short-term trading, the Fund will have higher turnover and transaction expenses. Short-term trading may also result in short-term capital gains. Upon the distribution to you of any net short-term capital gains from the Fund, you will be taxed at ordinary tax rates.

          As with any non-money market mutual fund, the Opportunity Fund's share price will change daily because of changes in stock prices and other factors. You may lose money if you invest in the Fund. Please read "More About Risk" carefully before investing.

          PERFORMANCE

          Performance history will be available for the Fund after it has been in operation for one calendar year.

          FEES AND EXPENSES OF THE FUND

     The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

          SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

          Maximum Sales Charge (Load) Imposed on
            Purchases (as a percentage of offering price)            5.75%1
          Maximum Deferred Sales Charge (Load) (as a
            percentage of offering price or redemption
            proceeds, as applicable)                                  None2
          Exchange fee                                                None

          ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


          Management Fees                               1.00%
          Distribution and Service (12b-1) Fees3        0.00%
          Other Expenses4                               0.96%
                                                        ------
          Total Annual Fund Operating Expenses          1.96%
                                                        ------
          Expense Reimbursement5                       (0.96)%
                                                        ------
          Net Annual Fund Operating Expenses            1.00%


          1 The sales charge applied to purchases of shares of the Fund declines as the amount invested increases. See "How to Buy Shares."

          2 A contingent deferred sales charge of 1% applies on certain redemptions made within twenty-four months following any purchases you made without a sales charge. See "How to Buy Shares" and "How to Make Withdrawals (Redemptions)."


          3 "Distribution and Service (12b-1) Fees" are based upon fees paid by the Fund for the period ended December 31, 2002 and upon the Distributor's agreement that no distribution and service (12b-1) fees will be paid by the Fund while it has a single shareholder. However, the Fund may incur up to 0.50% in distribution and service (12b-1) fees when the Fund has more than a single shareholder. The Fund's shareholders will be notified when the Fund begins to charge distribution and service (12b-1) fees.

          4 "Other Expenses" are based upon expenses actually incurred by the Fund for the period ended December 31, 2002.


          5 The Investment Adviser has contractually agreed to reimburse other expenses, during the period of time when the Fund has a single shareholder, to the extent necessary to maintain net fund operating expenses as indicated.

          EXAMPLE

          The example in the table below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

          Assuming you

               o    invest $10,000 in the Fund
               o    redeem your shares at the end of the periods shown below
               o    earn a 5% return each year and
               o    incur the same Fund operating expenses shown above,

          your cost of investing in the Fund would be:


                         1 Year         3 Years
                         ------         -------
                          $763           $1,155


          You would pay the following expenses if you did not redeem your shares:


                         1 Year         3 Years
                         ------         -------
                          $763           $1,155


          Of course, your actual costs may be higher or lower.

                                  CAPITAL FUND

          INVESTMENT GOAL

          The Fund seeks short and long-term capital appreciation.

          MAIN INVESTMENT STRATEGIES

          The Fund invests primarily in common stocks and securities convertible into common stocks. The Fund selects stocks based upon their growth potential. The Fund's subadviser uses an investment style in which stock selection is driven primarily by the merits of the company itself.

          Under normal market conditions, the Fund invests primarily in common stocks of companies with large market capitalizations that the Fund's subadviser believes have superior growth potential. The Fund's subadviser defines large cap companies as companies with a market cap greater than $5 billion. The Fund's investments may include securities traded in the over-the-counter markets.

          In selecting equity securities for the Fund's portfolio, the subadviser uses a "growth" philosophy. In managing the Fund, the subadviser invests based on a concept of growth potential, seeking to identify companies whose earnings and revenue growth potential exceed industry averages. In addition to superior earnings growth potential, the subadviser seeks companies which it believes to be well managed with above average returns on equity and invested capital, healthy balance sheets and the potential to gain market share. Companies of this nature typically have above average growth potential and a correspondingly higher than average valuation level as measured by price to earnings, price to cash flow and price to book value ratios. Depending upon the market capitalization goals of a growth portfolio, the manager will select stocks of small, mid or large capitalization companies or a combination of all three.

          The Fund's investment goal and strategies are not fundamental and may be changed without shareholder approval.

          For more information, see "More Information About the Funds."

          MAIN RISKS

          The main risks of investing in the Capital Fund include:

          INVESTMENT IN STOCKS. While stocks historically have outperformed other asset classes over the long term, they tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies, industries or securities markets as a whole.

          COMPANY-SPECIFIC CHANGES. An investment in the common stock of a company represents a proportionate ownership interest in that company. Therefore, the fund takes part in the success or failure of any company in which it holds stock. The market value of common stocks can fluctuate dramatically in response to such things as the business performance of the company, investors perceptions of the company, the overall stock market, and general economic and political developments. For example, you may lose money if investors continue to disfavor stocks purchased by the fund, causing their prices to remain depressed.

          INVESTMENT IN GROWTH STOCKS. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks. The prices of growth stocks are based largely on projections of the issuer's future earnings and revenues. If a company's earnings or revenues fall short of expectations, its stock price may fall dramatically. Currently, growth stocks are more expensive relative to their earnings or assets compared to value or other stocks, and if those valuations return to more historical norms, the prices of such growth stocks may moderate or fall. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

          LARGE CAP COMPANIES. In the long run, large company stocks may produce more modest gains than stocks of smaller companies.

          SHORT-TERM TRADING. The Fund may sell a security soon after purchase. The Fund may engage in short-term trading. If the Fund engages in short-term trading, the Fund will have higher turnover and transaction expenses. Short-term trading may also result in short-term capital gains. Upon the distribution to you of any net short-term capital gains from the Fund, you will be taxed at ordinary tax rates.

          As with any non-money market mutual fund, Capital Fund's share price will change daily because of changes in stock prices and other factors. You may lose money if you invest in the Fund. Please read "More About Risk" carefully before investing.

          TECHNOLOGY COMPANIES. Technology company stocks can be subject to abrupt or erratic price movements and have been volatile, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins.

          PERFORMANCE

          Performance history will be available for the Fund after it has been in operation for one calendar year.

          FEES AND EXPENSES OF THE FUND

     The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

          SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

          Maximum Sales Charge (Load) Imposed on
            Purchases (as a percentage of offering price)            5.75%1
          Maximum Deferred Sales Charge (Load) (as a
            percentage of offering price or redemption
            proceeds, as applicable)                                  None2
          Exchange fee                                                None

          ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


          Management Fees                             1.00%
          Distribution and Service (12b-1) Fees3      0.00%
          Other Expenses4                             0.82%
                                                     -------
          Total Annual Fund Operating Expenses        1.82%
                                                     -------
          Expense Reimbursement5                     (0.82)%
                                                     -------
          Net Annual Fund Operating Expenses          1.00%
                                                     -------


          1 The sales charge applied to purchases of the Fund declines as the amount invested increases. See "How to Buy Shares."

          2 A contingent deferred sales charge of 1% applies on certain redemptions made within twenty-four months following any purchases you made without a sales charge. See "How to Buy Shares" and "How to Make Withdrawals (Redemptions)."


          3 "Distribution and Service (12b-1) Fees" are based upon fees paid by the Fund for the period ended December 31, 2002 and upon the Distributor's agreement that no distribution and service (12b-1) fees will be paid by the Fund while it has a single shareholder. However, the Fund may incur up to 0.50% in distribution and service (12b-1) fees when the Fund has more than a single shareholder. The Fund's shareholders will be notified when the Fund begins to charge distribution and service (12b-1) fees.

          4 "Other Expenses" are based upon expenses actually incurred by the Fund for the period ended December 31, 2002.


          5 The Investment Adviser has contractually agreed to reimburse other expenses, during the period of time when the Fund has a single shareholder, to the extent necessary to maintain net fund operating expenses as indicated.

          EXAMPLE

          The example in the table below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

          Assuming you

               o    invest $10,000 in the Fund
               o    redeem your shares at the end of the periods shown below
               o    earn a 5% return each year and
               o    incur the same Fund operating expenses shown above,

          your cost of investing in the Fund would be:


                    1 Year         3 Years
                    ------         -------
                     $749           $1,115


          You would pay the following expenses if you did not redeem your shares:


                    1 Year         3 Years
                    ------         -------
                     $749           $1,115


          Of course, your actual costs may be higher or lower.

                             WHO MAY WANT TO INVEST

OPPORTUNITY FUND

     The Fund may be appropriate for you, if you:

          o are seeking to participate in the long-term growth potential of the stock market through an opportunistic approach to investing

          o    are  willing  to  accept  higher   short-term   risk  along  with
               potentially higher long-term returns

          o are willing to accept the risks of investing in the stock market, including the risks of investing in stocks that may be price depressed, undervalued or out of favor

          o    are seeking to diversify your growth-equity investments

     The Fund may not be appropriate for you, if you:

          o are unwilling to accept an investment that will go up and down in value

          o    are investing to meet short-term financial goals

          o    need regular income

CAPITAL FUND

     The Fund may be appropriate for you, if you:

          o    are seeking long-term growth

          o are seeking a fund for the growth portion of an asset allocation portfolio

          o    are seeking to diversify your portfolio

          o    are  willing  to  accept  higher   short-term   risk  along  with
               potentially higher long-term returns

     The Fund may not be appropriate for you, if you:

          o are unwilling to accept an investment that will go up and down in value

          o    are investing to meet short-term financial goals

          o    need regular income

                        MORE INFORMATION ABOUT THE FUNDS

     ADDITIONAL INVESTMENT STRATEGIES

     Each Fund invests primarily in common stocks. Each Fund also may invest in other equity securities, including preferred stocks and securities convertible into common stocks. Each Fund's investments may include securities of foreign governments and companies.

     To reduce fluctuations in net asset value or to increase current income, each Fund may write covered call or secured put options on stocks or stock indices, purchase put and call options on stocks or stock indices, and enter into stock index futures contracts and forward currency exchange contracts.

     In an attempt to respond to adverse market, economic, political or other conditions, each Fund may invest, for temporary defensive purposes, without limit in high grade preferred stocks, bonds, other fixed income securities, short-term money market instruments, commercial paper, obligations of banks or the U.S. Government, other high quality short-term debt instruments, or cash. Being invested in these securities may keep a Fund from participating in a market upswing and prevent the Fund from achieving its investment objectives.

     Although neither Fund invests substantially all of its assets in a separate corresponding portfolio (commonly called a "master" or "hub" portfolio) having the same investment objective as the Fund, each Fund's investment policies permit such an investment. Shareholders will receive 30 days prior written notice with respect to any such investment.

                             WHO MANAGES THE FUNDS?

THE BOARD. The board of trustees of the Meeder Advisor Funds oversees the management of the Funds and elects their officers. The officers are responsible for the Funds' day-to-day operations. Information concerning the trustees and officers of the Meeder Advisor Funds appears in the Statement of Additional Information.

MANAGERS. The Investment Adviser for the Funds is Meeder Asset Management, Inc. and the Subadviser is Norwich Union Investment Management Limited.


INVESTMENT ADVISER. Meeder Asset Management, Inc. ("Meeder"),  formerly known as
R. Meeder & Associates, Inc., serves as investment adviser to the Funds. Meeder has been an investment adviser to individuals, pension and profit sharing plans, trusts, charitable organizations, corporations and other institutions since 1974. As of December 31, 2002, Meeder and its affiliates managed approximately $1.25 billion in assets. Meeder maintains its principal offices at 6000 Memorial Drive, Dublin, OH 43017.

INVESTMENT SUBADVISER. Norwich Union Investment Management Limited ("NUIM") is the investment subadviser to the Funds. NUIM is registered as an investment adviser under the Investment Advisers Act of 1940. NUIM is a wholly-owned subsidiary of Aviva plc, an international insurance and financial services organization that was formed as a result of the mergers of Commercial Union and General Accident in 1998 and Norwich Union in 2000. As of December 31, 2002, NUIM and its affiliated company, Morley Fund Management Limited ("MFM"), managed $168 billion in assets worldwide. NUIM is an investment adviser to mutual funds, public and corporate employee benefit plans, charities, insurance companies, banks, investment trusts and other institutions. CGU Fund Management is a business name of Morley Fund Management Limited, registered in England No. 1151805. CGU Fund Management is a member of the Norwich Union Marketing Group, members of which are authorized and regulated by the Financial Services
Authority in the United Kingdom. The principal office is at No. 1 Poultry, London EC2R 8EJ.


Meeder continues to have responsibility for all investment advisory services provided to the Funds and supervises NUIM's performance of such services.

PORTFOLIO MANAGERS

The individuals primarily responsible for the management of each of the Funds are listed below:

THE OPPORTUNITY FUND. Mr. Nicholas M. de Peyster, a Portfolio Manager of the Subadviser, has been primarily responsible for the day-to-day management of the Fund since its inception in April, 2002. Mr. de Peyster was a Co-Portfolio Manager of the Fortis Value Fund from January 1, 1996 through December 31, 1996 and was the sole Portfolio Manager of the Fortis Value Fund from January 1, 1997 through April, 2001. The cumulative total return for the Fortis Value Fund from January 1, 1997 through March 31, 2001 was 68.62%. At March 31, 2001, that fund had

$29.8 million in net assets. As sole Portfolio Manager of the Fortis Value Fund from January 1, 1997 through March 31, 2001, Mr. de Peyster had full discretionary authority over the selection of investments for that fund. Average annual returns for the one-year and three-year periods ended March 31, 2001 and for the entire period during which Mr. de Peyster was sole Portfolio Manager of that fund compared with the performance of the Standard & Poor's 500 Composite Stock Price Index were:

                                     The Fortis        S&P 500
                                    Value Fund1,2      Index3
                                    -----------        -------

     One Year                           9.73%          -21.68%
     Three Years                        6.86%            3.05%
     Since Inception of
     Mr. de Peyster's tenure
     as sole Portfolio Manager
     (01/01/97)                        13.08%           12.71%

1    Average  annual  total  return   reflects   changes  in  share  prices  and
reinvestment of dividends and distributions and is net of fund expenses.

2 The expense ratio of the Fortis Value Fund was 1.59% for the period January 1, 1997 to December 31, 1997; 1.52% for the period January 1, 1998 to December 31, 1998; 1.48% for the period January 1, 1999 to December 31, 1999; and 1.42% for the period January 1, 2000 to December 31, 2000. The expense ratio of the Opportunity Fund is capped at 1.00%. The Investment Adviser has contractually agreed to reimburse other expenses, during the period of time when the Opportunity Fund has a single shareholder, to the extent necessary to maintain net fund operating expenses at 1.00%.

3 The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of common stocks that is considered to be generally representative of the United States stock market. The Index is adjusted to reflect reinvestment of dividends.

     Mr. de Peyster was Vice President of Fortis Advisers, Inc. from 1995 through April 2001 and managed equity securities for Fortis from 1991 through March 2001. From May 2001 to November 13, 2001, Mr. de Peyster was not employed. Mr. de Peyster joined the Subadviser as a Portfolio Manager on November 14, 2001. Mr. de Peyster, a Chartered Financial Analyst, earned a BA degree with high honors from Princeton University and an MBA in Finance with distinction from New York University.

THE CAPITAL FUND. Mr. Charles L. Mehlhouse, a Portfolio Manager of the Subadviser, has been primarily responsible for the day-to-day management of the Fund since its inception in April, 2002. Mr. Mehlhouse was Portfolio Manager of the Fortis Capital Fund from May 15, 1996 through April 30, 2001. The cumulative total return for the Fortis Capital Fund from May 15, 1996 through March 31, 2001 was 84.91%. At March 31, 2001, that fund had $445.6 million in net assets. As Portfolio Manager of the Fortis Capital Fund, Mr. Mehlhouse had full discretionary authority over the selection of investments for that fund. Average annual returns for the one-year and three-year periods ended March 31, 2001 and for the entire period during which

Mr. Mehlhouse managed that fund compared with the performance of the Standard & Poor's 500 Composite Stock Price Index were:

                                 The Fortis            S&P 500
                                Capital Fund1,2        Index3
                                -------------          -------

     One Year                      -23.94%             -21.68%
     Three Years                     7.25%               3.05%
     Since Inception of
     Mr. Mehlhouse's tenure
     as Portfolio Manager
     (05/15/96)                     13.44%              13.70%

1    Average  annual  total  return   reflects   changes  in  share  prices  and
reinvestment of dividends and distributions and is net of fund expenses.

2 The expense ratio of the Fortis Capital Fund was 1.21% for the period January 1, 1996 to December 31, 1996; 1.18% for the period January 1, 1997 to December 31, 1997; 1.13% for the period January 1, 1998 to December 31, 1998; 1.10% for the period January 1, 1999 to December 31, 1999; and 1.08% for the period January 1, 2000 to December 31, 2000. The expense ratio of the Capital Fund is capped at 1.00%. The Investment Adviser has contractually agreed to reimburse other expenses, during the period of time when the Capital Fund has a single shareholder, to the extent necessary to maintain net fund operating expenses at 1.00%.

3 The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of common stocks that is considered to be generally representative of the United States stock market. The Index is adjusted to reflect reinvestment of dividends.

     From 1993 to January 1996, Mr. Mehlhouse was a portfolio manager for Marshall & Ilsley Bank Corporation in Milwaukee, Wisconsin. Mr. Mehlhouse was a Vice President of Fortis Advisers, Inc. and managed equity securities for Fortis from 1996 through April 2001. From May 2001 to December 2, 2001, Mr. Mehlhouse was not employed. On December 3, 2001, Mr. Mehlhouse joined the Subadviser as a Portfolio Manager. Mr. Mehlhouse, a Chartered Financial Analyst, earned a BA degree in Economics and International Relations from Maclaster College and a Master's Degree in Political Science from Michigan State University.

DISTRIBUTOR. Adviser Dealer Services, Inc. ("ADS"), 6000 Memorial Drive, Dublin, Ohio 43017, an affiliate of Meeder, serves as the distributor of the shares of the Funds.

                           HOW IS THE TRUST ORGANIZED?

     Each Fund is an open-end management investment company that is a series of the Meeder Advisor Funds trust (the "Trust").

     The board of trustees of the Trust oversees the Funds' activities. The board retains various companies to carry out the Funds' operations, including the investment adviser, custodian, transfer agent, auditor and others. The board has the right to terminate the Funds' relationship with any of these companies and to retain a different company if the board believes it is in the shareholders' best interests.

     The Trust does not hold annual shareholder meetings, but may hold special meetings for such purposes as electing or removing board members, changing fundamental policies, approving a management contract or approving a 12b-1 plan (12b-1 fees are explained in "Distribution Fees").

PORTFOLIO TRADES

     In placing portfolio trades, the Funds' advisers may use brokerage firms that market the Funds' shares, but only when the advisers believe no other firm offers a better combination of quality execution (i.e., timeliness and completeness) and favorable price. As long as the advisers believe a brokerage firm can provide this combination, they may consider research and related services when choosing a brokerage firm. Brokerage firms may use a portion of the commissions paid by a Fund to reduce its expenses.

DIVERSIFICATION

     Each of the Funds is diversified, which means each Fund may not, with respect to at least 75% of its assets, invest more than 5% of its assets in the securities of one issuer.

           HOW DOES TAXATION AFFECT THE FUNDS AND THEIR SHAREHOLDERS?

HOW DO THE FUNDS EARN INCOME AND GAINS?

     The Funds may earn dividends and interest on their investments. When a Fund sells a security for a price that is higher than it paid, it has a gain. When a Fund sells a security for a price that is lower than it paid, it has a loss. If a Fund has held the security for more than one year, the gain or loss will be a long-term capital gain or loss. If a Fund has held the security for one year or less, the gain or loss will be a short-term capital gain or loss. The Fund's gains and losses are netted together, and, if a Fund has a net gain (a Fund's "gains"), that gain will generally be distributed to you.

TAXATION OF THE FUND'S INVESTMENTS

     The Funds invest your money in the securities that are described in the sections "Main Investment Strategies" and "How Do the Funds Pursue Their Investment Goals?" Special tax rules may apply in determining the income and gains that a Fund earns on its investments. These rules may, in turn, affect the amount of distributions that the Funds pay to you. These special tax rules are discussed in the SAI.

     TAXATION OF A FUND. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains that it distributes to you.

     FOREIGN TAXES. Foreign governments may impose taxes on the income and gains from the Funds' investments in foreign securities. These taxes will reduce the amount of the Funds' distributions to you.

TAXATION OF SHAREHOLDERS

WHAT IS A DISTRIBUTION?

     As a shareholder, you will receive your share of the Funds' income and gains on their Funds, investments in stocks and other securities. The Funds' income and short-term capital gains are paid to you as ordinary dividends. The Funds' long-term capital gains are paid to you as capital gain distributions. If the Fund pays you an amount in excess of its income and gains, this excess will generally be treated as a non-taxable return of capital. These amounts, taken together, are what we call the Funds' distributions to you. In general, any dividends and net short-term capital gain distributions you receive from the Funds are taxable as ordinary income. Distribution of other capital gains generally are taxable as long-term capital gains. Each of the Funds pays dividends from its net investment income on at least an annual basis. Each Fund distributes capital gains, if any, annually.

     DISTRIBUTIONS. Distributions from a fund, whether you receive them in cash or in additional shares, are generally subject to income tax. A Fund will send you a statement in January of the current year that reflects the amount of ordinary dividends, capital gain distributions and non-taxable distributions you received from the Funds in the prior year. This statement will include distributions declared in December and paid to you in January of the current year, but which are taxable as if paid on December 31 of the prior year. The IRS requires you to report these amounts on your income tax return for the prior year.

     DISTRIBUTIONS TO RETIREMENT PLANS. Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you. Special rules apply to payouts from Roth and Education IRAs.

     DIVIDENDS-RECEIVED DEDUCTION. Corporate investors may be entitled to a dividends-received deduction on a portion of the ordinary dividends they receive from the Funds.

     BUYING A DIVIDEND. Purchasing Fund shares in a taxable account shortly before a distribution is known as "buying a dividend." In taxable accounts, you must pay income taxes on the distribution whether you take the distribution in cash or reinvest it. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the Fund shares. The risk in buying a dividend is that the portfolios may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

     DIVIDEND REINVESTMENTS. Most investors have their dividends reinvested in additional shares of the same Fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend payable date. Alternatively, you can choose to have a check for your dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.

REDEMPTIONS AND EXCHANGES

WHAT IS A REDEMPTION?

     A redemption is a sale by you to a Fund of some or all of your shares in the Fund. The price per share you receive when you redeem Fund shares may be more or less than the price at which you purchased those shares. An exchange of shares in a Fund for shares of another Meeder Advisor Funds' Fund is treated as a redemption of Fund shares and then a purchase of shares of the other Meeder Advisor Funds' Fund. When you redeem or exchange your shares, you will generally have a gain or loss, depending upon whether the amount you receive for your shares is more or less than your cost or other basis in the shares.

     If you redeem your shares or if you exchange your shares in a Fund for shares in another Meeder Advisor Funds' Fund, you will generally have a gain or loss that the IRS requires you to report on your income tax return. All or a portion of any loss on the redemption or exchange of your shares will be disallowed by the IRS if you purchase other shares in the Fund within 30 days before or after your redemption or exchange.

     IN KIND DISTRIBUTIONS. The Meeder Advisor Funds has reserved the right to pay redemption proceeds by a distribution in kind of portfolio securities (rather than cash) in the event of an emergency or when, in the opinion of a Meeder Advisor Funds' Fund, Meeder or the Subadviser, payment in cash would be harmful to existing shareholders. In the event the Fund makes an in kind distribution, you could incur brokerage and transaction charges when converting the securities to cash.

     BACKUP WITHHOLDING. By law, the Funds must withhold 31% of your distributions and redemption proceeds if you have not provided complete, correct taxpayer information and 31% of your distributions if you are otherwise subject to backup withholding.

                               SHAREHOLDER MANUAL

                                HOW TO BUY SHARES

MINIMUM INVESTMENT -- The minimum investment to open an account in each Fund is $2,500, except for an Individual Retirement Account (IRA), which has a $500 minimum. You may make subsequent investments in any account in amounts of at least $100.

OPENING AN ACCOUNT -- You may open an account and make an investment by purchasing shares through brokerage firms having sales agreements with the Distributor. You may also purchase shares directly from Meeder Advisor Funds by submitting a check. In the case of a new account, fill out the New Account Application accompanying this Prospectus. Be sure to specify the name of the Fund in which you are investing. A check payable to each Fund you specify must accompany your New Account Application. You may make payments by check or Federal Reserve Draft payable to the particular Fund(s) specified on the application (Opportunity Fund, and Capital Fund). Please send your completed application and payment to the following address: MEEDER ADVISOR FUNDS, C/O MUTUAL FUNDS SERVICE CO., P. O. BOX 7177, DUBLIN, OHIO 43017.

     Should an order to purchase shares be canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred in the transaction. All orders for the purchase of shares are subject to acceptance or rejection by each Fund or by the Distributor. Direct purchase orders received by Mutual Funds Service Company (the "Transfer Agent"), the Funds' transfer agent, by 4:00 p.m., Eastern time, are confirmed at that day's public offering price. Direct purchase orders received by the Transfer Agent after 4:00 p.m. and orders received by brokerage firms after 5:00 p.m. are confirmed at the public offering price on the following business day.


     Wire orders for shares of the Funds received by dealers prior to 4:00 p.m., Eastern time, and received by the Transfer Agent before 5:00 p.m., Eastern time on the same day, are confirmed at that day's public offering price. Orders received by dealers after 4:00 p.m., Eastern time, are confirmed at the public offering price on the following business day. It is the dealer's obligation to place the order with the Transfer Agent before 5:00 p.m., Eastern time, and to forward payment to U.S. Bank, N.A., the Custodian for the Funds.


     If the wire order is for a new account, or to open an account in a different Fund, you must telephone the Fund prior to making your initial investment. Call 1-800-494-FLEX, or (614) 766-7074. Be sure to specify the name of the Fund in which you wish to invest. Advise the Fund of the amount you wish to invest and obtain an account number and instructions. Money sent by a single wire can only be invested in one Fund. Have your bank wire federal Funds to:

     U.S. Bank, N.A.
     ABA #: 042-00001-3
     DDA:  Master Account
     DDA# 780382529
     Attn: (Include the name of the Fund that the purchase should be made to) For Account #: (Include Shareholder A/C #)

     No stock certificates will be issued. Instead, the Transfer Agent will establish an account for each investor, and all shares purchased or received, including those acquired through the reinvestment of dividends and distributions, are registered on the books of each Fund and credited to such account.

     Each Fund will not permit redemptions until it receives the New Account Application in good order.

     SUBSEQUENT INVESTMENTS - You may make subsequent investments in an existing account in a Fund by mailing a check payable to the Fund you specify. Please include your account number on the check and mail as follows:

          MEEDER ADVISOR FUNDS
          C/O MUTUAL FUNDS SERVICE CO.
          P. O. BOX 7177
          DUBLIN, OHIO  43017

     You may also make subsequent investments by bank wire as described above. You must notify the Fund prior to each wire purchase. Wires sent without notifying the Fund will result in a delay of the effective date of your purchase.


     Fund shares are sold at net asset value plus the applicable sales charge as shown in the table below. Shares of the Funds also bear a Rule 12b-1 fee of up to 0.25% per year (paid to the Distributor, Adviser Dealer Services, Inc.) of their average net asset value. In addition, shares bear an asset based service fee of 0.25% per year. The sales charge on shares is allocated between your brokerage firm and Adviser Dealer Services, Inc. as shown below:


                        THE SALES CHARGE     WHICH EQUALS     YOUR DEALER
WHEN YOU INVEST         MAKES UP THIS % OF   THIS % OF YOUR   RECEIVES THIS % OF
THIS AMOUNT             THE OFFERING PRICE   INVESTMENT       THE OFFERING PRICE
--------------------------------------------------------------------------------
Up to $50,000           5.75%                6.10%            5.25%
$50,001 to $100,000     5.00%                5.26%            4.50%
$100,001 to $249,999    3.75%                3.90%            3.25%
$250,000 to $499,999    2.50%                2.56%            2.00%
$500,000 to $999,999    2.00%                2.04%            1.60%
$1,000,000 or more      none*                none*            none*

* Investments of $1,000,000 or more are sold without an initial sales charge. The Distributor may pay your dealer a concession of up to 1% on investments made with no initial sales charge. A contingent deferred sales charge (CDSC) will be imposed on redemptions of Fund shares purchased without an initial sales charge, if your dealer has received a concession and you redeem within twenty-four months from purchase. The CDSC is based on the current value of the shares being sold or their net asset value when purchased, whichever is less.

                               QUANTITY DISCOUNTS


     CUMULATIVE QUANTITY DISCOUNT - lets you combine all of your shares in the Funds for purposes of calculating the sales charge. Therefore, the quantity discounts shown in the table above will apply if the dollar amount of your purchase, plus the net asset value of other shares of the Funds you already own, is more than $50,000. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate value of such shares then owned, plus the amount of the purchase.


     To receive the cumulative quantity discount, either you or your brokerage firm must request the discount at the time of placing your purchase order. In addition, you must give the Transfer Agent sufficient information to determine and confirm that your purchase will qualify for the discount. The cumulative quantity discount may be amended or terminated at any time as to all purchases occurring thereafter.

     LETTER OF INTENTION (LOI) - expresses your intent to buy a stated dollar amount of shares over a 13-month period and lets you receive the same sales charge as if all shares had been purchased at one time. To take advantage of this discount, simply sign and complete the LOI on the New Account Application, indicating the amount you wish to invest. The LOI may include purchases made within 90 days prior to the signing of the LOI. The LOI will not be a binding obligation on either the purchaser or the Fund.

     Purchases made under the LOI receive the sales charge applicable to the aggregate amount you have indicated in the LOI, as if all shares were purchased in a single transaction. During the period covered by the LOI, the Transfer Agent will escrow shares representing 5% of your intended purchase. If you do not purchase the amount stated in your LOI, your sales charge will be adjusted to reflect the actual amount you invested during the period covered by your LOI, and any additional sales charge will be recovered from your escrowed shares.

     Your LOI can be amended: (a) during the 13-month period, if you file an amended LOI with the same expiration date as the original, and (b) automatically after the end of the period, if the total purchases credited to your LOI qualify for an additional reduction in sales charge.

     SALES CHARGE WAIVERS: The Manager, Subadviser or Distributor, and the directors, trustees, officers and full-time employees of the Funds, the Meeder Advisor Funds trust, the Manager, the Subadviser or the Distributor, including members of the immediate families of such individuals and employee benefit plans established by such entities, may purchase shares of the Funds at net asset value.

     Shares of the Funds may be sold at net asset value without an initial sales charge to:

     o clients of the Manager, the Subadviser, registered investment advisers, broker-dealers and financial planners, who are purchasing on behalf of their clients or on behalf of clients in wrap accounts, by making arrangements to do so with the Trust and the Transfer Agent

     o participants in certain retirement and deferred compensation plans, including qualified or non-qualified plans under the Internal Revenue Code and certain affinity group and group savings plans, provided that such plans have at least 100 eligible employees or members and

     o broker-dealers who have a sales agreement with the Distributor and by their registered personnel and employees, including members of the immediate families of such registered personnel and employees (i.e., spouse and minor children only).

     Shares of the Funds may be purchased at net asset value by banks, bank trust departments, savings and loan associations, federal and state credit unions, trust companies, investment advisers and broker-dealers, either in their fiduciary capacities or for their own accounts. These institutions may charge fees to clients for whose accounts they purchase shares at net asset value.

     No sales charge will be charged on accounts that are opened for you by your brokerage firm where the amount invested represents redemption proceeds from funds distributed other than by the Funds' distributor, and where you have paid a sales charge in connection with the purchase of such other fund's shares; provided that (i) shares of a Fund are purchased within 60 days after redemption of such other fund's shares; and (ii) sufficient documentation of such redemption as the Transfer Agent may require shall be provided at the time Fund shares are purchased. Also, if you have redeemed shares of a Fund, you may reinvest the proceeds in any other Meeder Advisor Funds' fund at net asset value if such proceeds are reinvested within 60 days after the date of redemption.

DISTRIBUTION FEES
-----------------


     Rule 12b-1 of the Investment Company Act permits mutual funds that adopt a written plan to pay out of fund assets certain expenses relating to the sale and distribution of their shares. Each of the Value and Capital Funds has adopted a 12b-1 plan. Under each Fund's plan, the Fund pays the distributor an annual 12b-1 fee of up to 0.25% of net assets.


     Each of the Opportunity and Capital Funds has adopted a service plan. Under each Fund's plan, the Fund pays the distributor an annual service fee of 0.25% of net assets.

     Distribution fees are used primarily to offset initial and ongoing commissions paid to brokerage firms for selling shares of the Funds. The distributor may use distribution fees that are not allocated to brokerage firms to reduce its own sales and marketing expenses. Service fees are used primarily to reimburse brokerage firms for providing personal services to Fund shareholders and maintaining shareholder accounts. Brokerage firms that have sold shares are eligible for reimbursement at the time of sale. The distributor may use service fees that are not allocated to brokerage firms to reduce its own expenses for providing personal services and maintaining shareholder accounts.


     Because these fees are paid out of the Funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


                      HOW TO MAKE WITHDRAWALS (REDEMPTIONS)

     You may redeem shares and withdraw funds at net asset value per share less any applicable CDSC. There are no redemption fees. (See "Valuation of Shares.")

     BY MAIL -- You may redeem shares by mailing a written request to Meeder Advisor Funds, c/o Mutual Funds Service Co., P. O. Box 7177, Dublin, OH 43017. Certain requests by mail must include a signature guarantee. It is designed to protect you and the Funds from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

o    Your account registration has changed within the last 30 days;

o The check is being mailed to a different address than the one on your account (record address);

o    The check is being made payable to someone other than the account owner; or

o The redemption proceeds are being transferred to a Fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

     We may require further documentation if you are requesting redemption of shares held of record in the name of corporations or trustees, and other fiduciaries.

     Amounts withdrawn are mailed without charge to the address printed on your account statement.

     BY BANK WIRE -- You may redeem by telephone by placing a wire redemption through a securities dealer. Wire redemption requests received by dealers prior to 4:00 p.m., Eastern time, and received by the Transfer Agent before 5:00 p.m., Eastern time on the same day, are confirmed at that day's net asset value per share. Direct wire redemption requests must be received by 4:00 p.m. to be confirmed at that day's net asset value.

     WHEN REDEMPTIONS ARE EFFECTIVE -- Redemptions are made at the net asset value per share less, any applicable CDSC, next determined after receipt of a redemption request in good order. (See "Valuation of Shares.")

     WHEN PAYMENTS ARE MADE -- Shares are redeemed at their net asset value per share next determined after receipt by the Transfer Agent of the redemption request in the form described above, less, any applicable CDSC. Payment is normally made within seven days after the redemption request.

                               EXCHANGE PRIVILEGE

     An exchange represents the sale of shares of one Fund and the purchase of shares of another, which may produce a gain or loss for tax purposes.


     Your exchange will be processed at the net asset value (less any CDSC that applies) next determined after the Transfer Agent receives your exchange request. You will receive a prospectus along with your confirmation if you exchange into a fund not offered in this

Prospectus. The exchange feature may be modified or discontinued at any time, upon notice to you in accordance with federal securities rules.

     Your exchange may be processed only if the shares of the fund to be purchased are eligible for sale in your state and if the amount of your purchase meets the minimum requirements for that fund. The exchange privilege is only available in states in which it may be legally offered.

     You may exchange your shares in a Fund for shares of the other Fund, and for shares of The Flex-funds Money Market Fund, a single-class money market Fund managed by the Manager.


     Each Fund may refuse exchange purchases by anyone, if in the manager or subadviser's judgment, the Fund would be unable to invest effectively in accordance with its investment goals and strategies, or would otherwise be affected in a negative way.

IF YOU HAVE ANY QUESTIONS ON EXCHANGE OR REDEMPTION PROCEDURES, CALL YOUR BROKERAGE FIRM OR THE TRANSFER AGENT.

                              TRANSACTION POLICIES

     VALUATION OF SHARES. The net asset value per share (NAV) for each Fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern Time) by dividing the Fund's net assets by the number of its shares outstanding.

     The assets of the Funds are generally valued on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the adviser under procedures adopted by the Board of Trustees. The short-term money market instruments held by the Funds are valued on the basis of amortized cost.

     EXECUTION OF REQUESTS. Each Fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is received by the transfer agent.

     At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

     In unusual circumstances, any Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven days, as allowed by federal securities laws.

     TELEPHONE TRANSACTIONS. For your protection, telephone requests may be recorded in order to verify their accuracy. In addition, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Proceeds from telephone transactions can only be mailed to the address of record.

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

     SALES IN ADVANCE OF PURCHASE PAYMENTS. When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but a Fund will not release the proceeds to you until your purchase payment clears. This may take up to fifteen days after the purchase.

                           OTHER SHAREHOLDER SERVICES

     AUTOMATIC ACCOUNT BUILDER: This program offers you a convenient way for you to invest in a Fund by automatically transferring money from your checking or savings account each month to buy shares. Under the program, regular investments in a Fund of $100 or more will be deducted from your checking or savings account and invested in shares of the Fund or Funds selected. Your bank must be a member of the Automated Clearing House (ACH). To sign up, complete the Automatic Account Builder section of your New Account Application. There is no additional charge for this service.

     SYSTEMATIC WITHDRAWAL PROGRAM: This program allows you to automatically sell your shares and receive regular distributions of $100 or more from your account. You must either own or purchase shares having a value of at least $10,000 and advise the Trust in writing of the amount to be distributed and the desired frequency, i.e., monthly, quarterly or annually. To sign up, complete the appropriate section of your New Account Application. You should realize that if withdrawals exceed income dividends, the invested principal may be depleted.

     RETIREMENT PLANS: The Trust offers retirement plans, which include a prototype Profit Sharing Plan, a Money Purchase Pension Plan, a Salary Savings Plan--401(k), Tax-Sheltered Custodial Account - 403(b)(7), an Individual Retirement Account (IRA), a Roth IRA, an Education IRA, a Simple IRA, and a Simplified Employee Pension (SEP) Plan. Plan Adoption Agreements and other information required to establish a Meeder Advisor Funds Retirement Plan are available from Meeder Advisor Funds, c/o Meeder Asset Management, Inc., P.O. Box 7177, Dublin, Ohio 43017; or call 1-800-494-3539.

     Minimum purchase requirements for retirement plan accounts are subject to the same requirements as regular accounts, except for an IRA, which has a reduced minimum purchase requirement. (See "How to Buy Shares.")

                              SHAREHOLDER ACCOUNTS

     Each Fund maintains an account for each shareholder in full and fractional shares. Each Fund may reject any purchase order and may waive minimum purchase requirements.

     CONFIRMATION   STATEMENT  --  All   purchases   and  sales,   and  dividend
reinvestments, are confirmed promptly after they become effective.

     ACCOUNTS WITH LOW BALANCES. Each Fund may redeem shares in your account for its then current net asset value and pay the proceeds to you if at any time your account has shares valued at less than $1,000 ($500 for an IRA) as a result of redemptions you have made. Each Fund may redeem the shares in your account if you have opened your account for less than the minimum purchase amount and you do not purchase additional shares to meet the minimum.

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

Before any shares are redeemed for these purposes, you will be notified in writing 30 days before any such redemption to bring the value of shares in your account to $1,000 ($500 for an IRA).

                                 MORE ABOUT RISK

     A Fund's risk profile is largely defined by the Fund's principal securities and investment practices. You may find the most concise description of each Fund's risk profile under "MAIN RISKS" near the beginning of the Prospectus.

     The Funds are permitted to use - within limits  established by the trustees
- certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that a Fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following pages are brief descriptions of these securities and investment practices, along with the risks associated with them. The Funds follow certain policies that may reduce these risks.

     As with any mutual fund, there is no guarantee that a Fund will earn income or show a positive total return over any period of time - days, months or years.

INVESTMENT PRACTICES, SECURITIES AND RELATED RISKS

     Percentages below show allowable usage only; for actual usage, consult the Funds' annual/semi-annual reports.

     AMERICAN DEPOSITARY RECEIPT ("ADR") is a receipt for the shares of a foreign corporation held by a United States bank. Instead of a Fund buying shares of foreign companies in overseas markets, it may buy shares in the United States in the form of an ADR. The political, economic, legal and social structure affecting foreign companies underlying the ADR's may be less stable and more volatile than those in the United States. The risks of investing in foreign companies through ADR's includes the imposition of exchange controls, foreign ownership limitations, expropriation, nationalization of assets and punitive taxes. Market, information, currency and political risks.

     BORROWING refers to a loan of money from a bank or other financial institution undertaken by a Fund. A Fund may borrow up to 33-1/3% of its assets. Leverage and credit risks.

     COMMON STOCK is a share of ownership (equity) interest in a company.

     COMPANIES WITH LIMITED OPERATING HISTORIES are securities issued by companies that have been in continuous operation for less than three years. Sometimes called "unseasoned" issuers. Market, liquidity and information risks.

     CONVERTIBLE SECURITIES are debt or equity securities which may be converted on specified terms into stock of the issuer. Market, interest rate, prepayment and credit risks.

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

     CURRENCY CONTRACTS involve the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Currency, leverage, credit, correlation, liquidity and opportunity risks.

     DEFENSIVE MEASURES may be taken when a Fund's subadviser believes they are warranted due to market conditions. When this happens, the Fund may increase its investment in government securities and other short-term securities without regard to the portfolio's investment restrictions, policies or normal investment emphasis. As a result, the Fund could be unable to achieve its investment objective. Opportunity risk.

     FINANCIAL FUTURES AND RELATED OPTIONS are exchange-traded contracts on securities, securities indexes or foreign currencies that obligate the holder to take or make future delivery of a specified quantity of those underlying securities or currencies on a predetermined future date. Hedging, correlation, opportunity, leverage, interest rate, market and liquidity risks.

     FOREIGN SECURITIES are issued by companies located outside of the United States. A fund considers a company to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has its principal office in, a country other than the U.S. Market, currency, transaction, liquidity, information and political risks.

     DEVELOPING COUNTRIES: Investments in developing or emerging markets are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, business and social frameworks to support securities markets. Foreign securities markets, including emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S.

     FORWARD FOREIGN CURRENCY CONTRACTS are privately negotiated contracts committing the holder to purchase or sell a specified quantity of a foreign currency on a predetermined future date. Currency, leverage, credit, correlation, liquidity and opportunity risks.

     ILLIQUID AND RESTRICTED SECURITIES are securities which, by rules of their issue or by their nature, cannot be sold readily. These include illiquid Rule 144A securities and may include options which are not issued by the Options Clearing Corporation or listed on a national securities exchange. A Fund may invest up to 15% of its assets in illiquid securities. Market, liquidity and transaction risks.

     INDEX-BASED  INVESTMENTS.  A Fund may  invest  in  index-based  investments
(IBIs), including exchange traded funds and Standard & Poor's Depositary Receipts (SPDRs). IBIs are shares of publicly traded unit investment trusts, investment companies and grantor trusts that own the stocks or ADR's in the relevant index. For example, SPDRs represent ownership interests in unit investment trusts holding a portfolio of securities closely reflecting the price performance and dividend yield of the S&P 500 Index. IBIs, including iShares, Holding Company Depositary Receipts (HOLDRS), and SPDRs, are subject to the risk of an investment in a broadly based portfolio of common stocks, including the risk of declines in the general level of stock prices. They are also subject to trading halts due to market conditions or other reasons that, in the view of the American Stock Exchange or other stock exchanges, make trading IBIs inadvisable. Opportunity, leverage, market and liquidity risks.

     INITIAL PUBLIC OFFERINGS. Although it is not a principal investment strategy of the Funds, the Funds may invest a company's securities at the time the company first offers securities to the public, that is, at the time of the company's initial public offering or IPO. Although companies can be any age or size at the time of their IPOs, they are often smaller and have a limited operating history, which involve a greater potential for the value of their securities to be impaired following the IPO. In addition, market psychology prevailing at the time of an IPO can have a substantial and unpredictable effect on the price of an IPO security, causing the price of a company's securities to be particularly volatile at the time of its IPO and for a period thereafter. As a result, the subadviser might decide to sell an IPO security more quickly that it would otherwise, which may result in a significant gain or loss to the Fund.

     A portion of a Fund's returns may be attributable to its investment in IPO's, which have a magnified impact due to the Fund's small asset base. If the Fund's assets grow, it is probable that the effect of the Fund's investment in IPOs on its total returns will decline, which may reduce the Fund's total returns. Liquidity, market and transaction risks.

     INVESTMENT GRADE BONDS are rated BBB (Standard & Poor's) or Baa (Moody's) or above. Interest rate, prepayment, market and credit risks.

     MARKET CAPITALIZATION is the total current market value of a company's outstanding common stock.

     OPTIONS are contracts giving the holder the right but not the obligation to purchase or sell a security on or before a predetermined future date for a fixed price. Options on securities indexes are similar, but settle in cash. Hedging, correlation, opportunity, leverage, interest rate, market and liquidity risks.

     REPURCHASE AGREEMENTS means the purchase of a security that must later be sold back to the issuer at the same price plus interest. Credit risk.

     SECTOR FOCUS occurs when a significant portion of a Fund's assets are invested in a relatively small number of related industries. Sector focus may increase both market and liquidity risk. Market and liquidity risks.

     SECURITIES   LENDING   means  the  lending  of   securities   to  financial
institutions, which provide cash or government securities as collateral. Credit risk.

     SHORT SALES means the selling of securities which have been borrowed on the expectation that the market price will drop and that the securities will be able to be bought back at a lower price at a later date. Leverage, market, correlation, liquidity and opportunity risks.

     SMALL AND MID-SIZED COMPANY SECURITIES are securities issued by small or mid-sized companies, as measured by their market capitalization. Historically, smaller company securities have been more volatile in price than larger company securities, especially over the short-term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. In general, the smaller the company, the greater its risks. Market, liquidity and information risks.

     WHEN ISSUED SECURITIES AND FORWARD COMMITMENTS involve the purchase and sale of securities for delivery at a future date, market value may change before delivery. Market, opportunity and leverage risks.

GLOSSARY OF RISKS

     CORRELATION RISK occurs when a Fund "hedges" - uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way portfolio managers expect them to, then unexpected results may occur.

     CREDIT RISK means that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

     CURRENCY RISK happens when a Fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency value can cause investment losses when a portfolio's investments are converted to U.S. dollars.

     HEDGING RISK comes into play when a Fund uses a security whose value is based on an underlying security or index to "offset" the Fund's position in another security or currency. The objective of hedging is to offset potential losses in one security with gains in the hedge. But a hedge can eliminate or reduce gains as well as offset losses. (Also see "Correlation Risk.")

     INFORMATION RISK means that information about a security or issuer may not be available, complete, accurate or comparable.

     INTEREST RATE RISK is the risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities are subject to greater interest rate risk.

     LEVERAGE RISK occurs in some securities or techniques that tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the account that was invested in the contract.

     LIQUIDITY RISK occurs when investments cannot be sold readily. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

     MARKET RISK exists in all mutual funds and means the risk that the prices of securities in a market, a sector, or an industry will fluctuate, and that such movements might reduce an investment's value.

     OPPORTUNITY RISK means missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.

     POLITICAL RISK comes into play with investments, particularly foreign investments, which may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

     PREPAYMENT RISK is the risk that, as interest rates fall, borrowers are more likely to refinance their debts. As a result, the principal on certain fixed income securities may be paid earlier than expected, which could cause investment losses and cause prepaid amounts to have to be reinvested at a relatively lower interest rate.

     TRANSACTION RISK means that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

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

FOR MORE INFORMATION:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

     The SAI provides more detailed information about the Funds. The SAI has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus (is legally a part of this Prospectus).

ANNUAL AND SEMIANNUAL REPORTS

     These reports include portfolio holdings, financial statements, performance information, the auditor's report (in the case of the annual report), and a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

     Information about the Funds (including the SAIs) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

     To request a free copy of the current annual/semi-annual report or SAI, request other information about the Funds, or make shareholder inquiries, please write, call or E-mail us at:

          Meeder Advisor Funds
          6000 Memorial Drive
          Dublin, OH 43017
          614-766-7074 Toll free: 1-800-494-3539
          Fax: 614-766-6669

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

                                                          SEC File No.: 811-6720

                             THE INSTITUTIONAL FUND
                               6000 Memorial Drive
                               Dublin, Ohio 43017

            STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2003
            --------------------------------------------------------

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of The Institutional Fund dated April 30, 2003. A copy of the Prospectus may be obtained from The Institutional Fund c/o Meeder Asset Management, Inc. at the above address or by calling: 1-800-325-FLEX or (614) 760-2159. Capitalized terms used and not otherwise defined herein have the same meanings as defined in the Prospectus.


                                TABLE OF CONTENTS

                                                                   Page
                                                                   ----
Description of the Trust                                             2
Investment Policies and Related Matters                              5
     General                                                         5
     The Portfolio                                                   5
     Money Market Instruments                                        5
     Ratings                                                         7
     Investment Restrictions                                         9
     Purchase and Sale of Portfolio Securities                      11
     Valuation of Portfolio Securities                              12
     Calculation of Yield                                           12

Investment Adviser and Manager                                      13
Officers and Trustees                                               14
Distribution Plan                                                   20
Redemptions in Kind                                                 22
Additional Information                                              22
Principal Holders of Outstanding Shares                             23
Financial Statements                                                24


INVESTMENT ADVISER                                    TRANSFER AGENT
------------------                                    --------------
Meeder Asset Management, Inc.                         Mutual Funds Service Co.

                            DESCRIPTION OF THE TRUST
                            ------------------------

                                   BACKGROUND
                                   ----------

     The Meeder Advisor Funds (the "Trust"), formerly known as The Flex-Partners, was organized as a Massachusetts business trust on June 22, 1992. All of the Trust's constituent funds are diversified open-end management companies. The Trust's offices are at 6000 Memorial Drive, Dublin, OH 43017. The business and affairs of the Trust are under the direction of its Board of Trustees.

  THE TRUST HAS NOT RETAINED AN INVESTMENT ADVISER FOR THE INSTITUTIONAL FUND BECAUSE THE TRUST SEEKS TO ACHIEVE THE INVESTMENT OBJECTIVES OF THE FUND BY
 INVESTING THE FUND'S ASSETS IN ITS CORRESPONDING PORTFOLIO. THE PORTFOLIO HAS
  RETAINED THE SERVICES OF MEEDER ASSET MANAGEMENT, INC., FORMERLY KNOWN AS R.
     MEEDER & ASSOCIATES, INC., AS INVESTMENT ADVISER.

INVESTMENT STRUCTURE

     Unlike other mutual funds which directly acquire and manage their own portfolio of securities, The Institutional Fund seeks to achieve its investment objectives by investing all of its assets in the Money Market Portfolio, a separate registered investment company with the same investment objectives as the Fund. Therefore, an investor's interest in the Portfolio's securities is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund. Investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available by contacting the Trust by calling: 1-800-325-FLEX, or (614) 760-2159.

     The Portfolio, in which all the assets of the Fund will be invested, is organized as a trust under the laws of the State of New York. The Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio. In addition, whenever the Trust is requested to vote on matters pertaining to the fundamental policies of the Portfolio, the Trust will hold a meeting of the Fund's shareholders and will cast its vote as instructed by the Fund's shareholders.

     Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. (However, this possibility also exists for traditionally structured funds that have large or institutional investors.) Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Whenever the Trust is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as do the Fund's shareholders. Certain changes in the Portfolio's investment objectives, policies or restrictions may require the Trust to withdraw the Fund's interest in the Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Portfolio). If such securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.

     The Trust may withdraw the investment of the Fund from the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objectives as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies with respect to the Fund's Portfolio. The inability to find an adequate investment pool or investment adviser could have a significant impact on shareholders' investment in the Fund.

     The assets of the Trust received for the issue or sale of the shares of the Fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to the Fund and constitute the underlying assets of the Fund. The underlying assets of the Fund are segregated on the books of account, and are to be charged with the liabilities with respect to the Fund and with a share of the general expenses of the Trust. Expenses with respect to the Trust are to be allocated in proportion to the asset value of the respective funds except where allocations of direct expense can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are allocable to a given fund, or which are general or allocable to all of the funds. In the event of the dissolution or liquidation of the Trust, shareholders of each fund are entitled to receive as a class the underlying assets of such fund available for distribution.

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

     As stated in "Investment Policies and Other Matters," except as otherwise expressly provided herein, the Fund's investment objectives and policies are not fundamental and may be changed by Trustees without shareholder approval.

     For descriptions of the investment objectives and policies of the Portfolio, see "Investment Policies and Other Matters." For descriptions of the management and expenses of the Portfolio, see "Investment Adviser and Manager" and "Officers and Trustees."

                          SHARES OF BENEFICIAL INTEREST
                          -----------------------------

     The Trust's Declaration of Trust permits the Trust to offer and sell an unlimited number of full and fractional shares of beneficial interest in each of the Trust's existing Funds and to create additional Funds. All shares have a par value of $.10 per share, are fully paid, non-assessable and fully transferable when issued. All shares are issued as full or fractional shares.

     A fraction of a share has the same rights and privileges as a full share. Each Fund of the Trust will issue its own series of shares of beneficial interest. The shares of each Fund represent an interest only in that Fund's assets (and profits or losses) and in the event of liquidation, each share of a particular Fund would have the same rights to dividends and assets as every other share of that Fund.

     Each full or fractional share has a proportionate vote. On some issues, such as the election of Trustees, all shares of the Trust vote together as one series. On an issue affecting a particular Fund, only its shares vote as a separate series. An example of such an issue would be a fundamental investment restriction pertaining to only one Fund. In voting on a Distribution Plan, approval of the Plan by the shareholders of a particular Fund would make the Plan effective as to that Fund, whether or not it had been approved by the shareholders of the other Funds.

     When matters are submitted for shareholder vote, shareholders of each Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a Fund is required on any matter affecting the Fund on which shareholders are entitled to vote. Shareholders of one Fund are not entitled to vote on a matter that does not affect that Fund but that does require a separate vote of any other Fund. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees of a Fund by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.

     Shares are fully paid and nonassessable. Shares have no preemptive or conversion rights. The Trust or any fund may be terminated upon the sale of its assets to another open-end management investment company, if approved by vote of the holders of a majority of the Trust or the fund, as determined by the current value of each shareholder's investment in the fund or Trust, or upon liquidation and distribution of its assets, if approved by a majority of the Trustees of the Trust. If not so terminated, the Trust and the funds will continue indefinitely.

                                TRUSTEE LIABILITY
                                -----------------

     The Declaration of Trust provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects Trustees against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

                     INVESTMENT POLICIES AND RELATED MATTERS
                     ---------------------------------------

GENERAL
-------

     As described in the Prospectus, the Fund seeks to achieve its investment objective by investing all of its investable assets in the Money Market Portfolio (the "Portfolio"), a corresponding open-end management investment company having the same investment objective, policies and restrictions as the Fund. Since the investment characteristics of the Fund correspond directly to those of the Portfolio, the following is a discussion of the various investments of and techniques employed by the Portfolio.

     The investment policies set forth below in this section represent the Portfolio's policies as of the date of this Statement of Additional Information. The investment policies are not fundamental and they may be changed by the Trustees of the Portfolio without shareholder approval.

THE PORTFOLIO
-------------

     The Portfolio seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance it will be able to do so. To do so, the Portfolio utilizes the amortized cost method of valuing its portfolio securities pursuant to a rule adopted by the Securities and Exchange Commission. The rule also prescribes portfolio quality and maturity standards. The Portfolio will be managed in accordance with the requirements of this rule.

MONEY MARKET INSTRUMENTS
------------------------

     The Portfolio will limit its purchases, denominated in U.S. dollars, to the following securities:

     * U.S. Government Securities and Securities of its Agencies and Instrumentalities - obligations issued or guaranteed as to principal or interest by the United States or its agencies (such as the Export Import Bank of the United States, Federal Housing Administration, and Government National Mortgage Association) or its instrumentalities (such as the Federal Home

          Loan Bank, Federal Intermediate Credit Banks and Federal Land Bank), including Treasury bills, notes and bonds.

     * Bank Obligations and Instruments Secured Thereby - obligations (including certificates of deposit, time deposits and bankers acceptances) of domestic banks having total assets of $1,000,000,000 or more, instruments secured by such obligations and obligations of foreign branches of such banks, if the domestic parent bank is unconditionally liable to make payment on the instrument if the foreign branch fails to make payment for any reason. The Portfolio may also invest in obligations (including certificates of deposit and bankers acceptances) of domestic branches of foreign banks having assets of $1,000,000,000 or more, if the domestic branch is subject to the same regulation as United States banks. The Portfolio will not invest at time of purchase more than 25% of its assets in obligations of banks, nor will the Portfolio invest more than 10% of its assets in time deposits.

     * High Quality Commercial Paper - The Portfolio, which is subject to specific quality criteria and diversification requirements, may invest in commercial paper rated in either one of the two highest categories by at least two nationally recognized rating services, or, if not rated, guaranteed by a company having commercial paper rated in either one of the two highest categories by at least two nationally recognized rating services.

     *    Private  Placement  Commercial  Paper - Private  placement  commercial paper  ("Rule 144A  securities")  consist of  unregistered  securities
          which  are  traded  in  public  markets  to  qualified   institutional
          investors, such as the Portfolio. The Portfolio's risk is that the universe of potential buyers for the securities, should the Portfolio desire to liquidate a position, is limited to qualified dealers and institutions, and therefore such securities could have the effect of being illiquid.

     * High Grade Corporate Obligations - obligations rated at least A by Standard & Poor's or Moody's. See rating information below.


     * Repurchase Agreements Pertaining to the Above - The Portfolio may invest without limit in any of the above securities subject to repurchase agreements with any Federal Reserve reporting dealer or member bank of the Federal Reserve System. A repurchase agreement is an instrument under which the purchaser (i.e., the Portfolio) acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. The underlying securities might bear maturities exceeding one year. The Portfolio's risk is that the seller may fail to repurchase the security on the delivery date. If the seller defaults, the underlying security constitutes collateral for the seller's obligation to pay. It is a policy of the Portfolio to make settlement on repurchase agreements only upon proper delivery of the underlying collateral. Repurchase agreements usually are for short periods, such as one week or less, but could be longer. The Portfolio may enter into repurchase agreements with its custodian (U.S. Bank, N.A.) when it is advantageous to do so. The Portfolio will not invest more than 10% of its assets, at time of purchase, in repurchase agreements which mature in excess of seven days.


     * Funding Agreements - also known as guaranteed investment contracts, issued by insurance companies. Pursuant to such agreements, the Portfolio invests an amount of cash with an insurance company, and the insurance company credits such investment on a monthly basis with guaranteed interest that is based on an index. Funding agreements provide that this guaranteed interest will not be less than a certain minimum rate. Funding agreements also provide for adjustment of the interest rate monthly and are considered variable rate instruments. The Portfolio will only purchase a funding agreement (i) when the Manager has determined that the funding agreement presents minimal credit risks to the Portfolio and is of comparable quality to instruments that are rated high quality by a nationally recognized statistical rating organization that is not an affiliated person, as defined in the Investment Company Act of 1940, of the issuer, or any insurer, guarantor, or provider of credit support for the instrument, and (ii) if it may receive all principal of, and accrued interest on, a funding agreement upon written notice and within a period of time not to exceed 397 days. Because the Portfolio may not receive the principal amount of a funding agreement from the insurance company on seven days' notice or less, the funding agreement is considered an illiquid investment and, together with other investments in the Portfolio that are not readily marketable, may not exceed 10% of the Portfolio's assets. In determining average weighted portfolio maturity, a funding agreement will be deemed to have a maturity equal to the number of days remaining until the principal amount can be recovered through demand or the next interest reset date, whichever is earlier.

     Meeder Asset Management, Inc. (the "Manager") exercises due care in the selection of money market instruments. However, there is a risk that the issuers of the securities may not be able to meet their obligations to pay interest or principal when due. There is also a risk that some of the Portfolio's securities might have to be liquidated prior to maturity at a price less than original amortized cost or value, face amount or maturity value to meet larger than expected redemptions. Any of these risks, if encountered, could cause a reduction in net income or in the net asset value of the Portfolio.

RATINGS
-------

1.   Moody's Investors Services, Inc.'s Corporate Bond Rating:

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins or protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length or time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

2.   Standard and Poor's Corporation's Corporate Bond Rating:

     AAA - Bonds rated AAA are highest grade obligations. They possess the ultimate degree of protection as to principal and interest. Marketwise they move with interest rates, and hence provide the maximum safety on all counts.

     AA - Bonds rated AA also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in small degree. Here, too, prices move with the long-term money market.

     A - Bonds rated A are regarded as upper medium grade. They have considerable investment strength but are not entirely free from adverse effect of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but, to some extent, also economic conditions.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

3.   A-1 and P-1 Commercial Paper Ratings:

     Commercial paper rated A-1 by Standard & Poor's Corporation ("S&P") has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is A- 1, A-2, or A-3.

     The rating P-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

4.   Description of Permitted Money Market Investments:

     Commercial Paper - refers to promissory notes issued by corporations in order to finance their short-term credit needs.

     U.S. Government Obligations - are bills, certificates of indebtedness, notes and bonds issued by the U.S. Treasury and agencies, authorities and instrumentalities of the U.S. Government established under the authority of an act of Congress. Some obligations of U.S. Government agencies, authorities and instrumentalities are supported by the full faith and credit of the U.S. Treasury, as for example, the Government National Mortgage Association; others by the right of the issuer to borrow from the Treasury, as in the case of Federal Farm Credit Banks and Federal National Mortgage Association; and others only by the credit of the agency, authority or instrumentality; as for example, Federal Home Loan Mortgage and Federal Home Loan Bank.

     Repurchase Agreements - A repurchase transaction occurs when an investor buys a security and simultaneously agrees to resell it at a later date to the person from whom it was bought, at a higher price. The price differential represents interest for the period the security is held. Repurchase transactions will normally be entered into with banks and securities brokers. The Portfolio could suffer a loss if the bank or securities broker with which the Portfolio had a repurchase agreement were to default.

     Certificates of Deposit - are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified or variable rate of return and are normally negotiable.

     Banker's Acceptances - are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed accepted when a bank guarantees their payment at maturity.

     Corporate Obligations - include bonds and notes issued by corporations in order to finance longer term credit needs, and funding agreements.

     Funding Agreements - See "Money Market Instruments - Funding Agreements" above.

INVESTMENT RESTRICTIONS
-----------------------

     The investment restrictions below have been adopted by the Fund and by the Portfolio as fundamental policies. Under the Investment Company Act of 1940 (the "Act"), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund or Portfolio, respectively, to which it relates, which is defined in the Act as the lesser of (a) 67 percent or more of the shares present at a shareholder meeting if the holders of more than 50 percent of the outstanding shares are present or represented by proxy, or (b) more than 50 percent of the outstanding shares ("Majority Vote"). The percentage limitations contained in the restrictions listed below apply at the time of the purchase of the securities. Whenever the Fund is requested to vote on a change in the investment restrictions of the Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by the shareholders.

     Provided that nothing in the following investment restrictions shall prevent the Fund from investing all or part of its assets in an open-end management investment company with the same investment objective as the Fund, neither the Fund nor the Portfolio may:

     (a)  Issue senior securities;

     (b) Borrow money except as a temporary measure, and then only in an amount not to exceed 5% of the value of its net assets (whichever is less) taken at the time the loan is made, or pledge its assets taken at value to any extent greater than 15% of its gross assets taken at cost;

     (c)  Act as underwriter of securities of other issuers;

     (d)  Invest in real estate except for office purposes;

     (e) Purchase or sell commodities or commodity contracts, except that it may purchase or sell financial futures contracts involving U.S. Treasury Securities, corporate securities, or financial indexes;

     (f) Lend its funds or other assets to any other person, however, the purchase of a portion of publicly distributed bonds, debentures or other debt instruments, the purchase of certificates of deposit, U.S. Treasury Debt Securities, and the making of repurchase agreements are permitted, provided repurchase agreements with fixed maturities in excess of 7 days do not exceed 10% of its total assets;

     (g) Purchase more than 10% of any class of securities, including voting securities of any issuer, except that the purchase of U.S. Treasury debt instruments shall not be subject to this limitation;

     (h) Invest more than 5% of its total assets (taken at value) in the securities of any one issuer, other than obligations of the U.S. Treasury; provided, however, that this restriction shall not be applicable to any separate investment series of the Trust or a Portfolio which is created specifically to invest in the shares of other investment companies;

     (i) Purchase any securities on margin, or participate in any joint or joint and several trading account, provided, however, that it may open a margin account to the extent necessary to engage in hedging transactions which are not precluded by other particular restrictions;

     (j) Make any so-called short sales of securities, except against an identical portfolio position (i.e., a "short sale against the box"), but this restriction shall not preclude a futures contract which sells short an index or group of securities;

     (k) Invest more than 25% of its total assets at time of purchase (taken at value) in the securities of companies in any one industry; provided, however, that this restriction shall not be applicable to any separate investment series of the Trust or a Portfolio which is created specifically to invest in the shares of other investment companies;

     (l) Invest in securities of other investment companies, except for purchases by the Portfolio (or the Fund) in the open market involving only customary brokerage commissions, or except as part of a merger, consolidation or other acquisition; provided, however, that this restriction shall not be applicable to any separate investment series of the Trust or a Portfolio which is created specifically to invest in the shares of other investment companies;

     (m) Purchase or retain any securities of an issuer, any of whose officers, directors or security holders is an officer or director of the Trust or a Portfolio if such officer or director owns beneficially more than 1/2 of 1% of the issuer's securities or together they own beneficially more than 5% of such securities;

     (n) Invest in securities of companies which have a record of less than three years continuous operation if, at the time of such purchase, more than 5% of its assets (taken at value) would be so invested;

     (o) Purchase participations or other direct interests in oil, gas or other mineral exploration or development programs;

     (p)  Invest in warrants; and

     (q) Invest more than 10% of its assets in restricted securities and securities for which market quotations are not readily available and repurchase agreements which mature in excess of seven days; however, this shall not prohibit the purchase of money market instruments or other securities which are not precluded by other particular restrictions.

     In order to comply with certain state investment restrictions, each of the Fund's and the Portfolio's operating policy is not to: (a) Notwithstanding (b) above, pledge assets having a value in excess of 10% of its gross assets; (b) Invest in oil, gas or mineral leases or programs; and (c) Purchase real estate limited partnerships.

PURCHASE AND SALE OF PORTFOLIO SECURITIES
-----------------------------------------

     The Portfolio's purchases and sales of securities usually are principal transactions. Securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. The Portfolio does not anticipate paying brokerage commissions. Any transaction for which the Portfolio pays a brokerage commission will be effected at the best price and execution available. Purchases from underwriters of securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers are purchased at the offered price.

     Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the investors in the Portfolio rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

     Investment decisions for the Portfolio will be made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or its affiliates. If, however, the Portfolio and other investment companies or accounts managed by the Adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. When purchases or sales of the same security for the Portfolio and for investment companies managed by the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

VALUATION OF PORTFOLIO SECURITIES
---------------------------------

     The Money Market Portfolio will value its securities by the amortized cost method as it maintains a dollar-weighted average portfolio maturity of 90 days or less. Portfolio securities for which market quotations are not readily available are to be valued by the Manager in good faith at its own expense under the direction of the Trustees.

     Other assets, which include cash, prepaid and accrued items and amounts receivable as income on investments and from the sale of portfolio securities, are carried at book value, as are all liabilities. Liabilities include accrued expenses, sums owed for securities purchased, and dividends payable.

CALCULATION OF YIELD
--------------------


     The Fund will calculate its yield quotations based on the net change, exclusive of realized and unrealized gains or losses, in the value of a hypothetical account over a seven calendar day base period. The following is an example of the yield calculations for the seven days ended December 31, 2002.


Simple yield:


Value of hypothetical account at end of period                $1.0026091


Value of hypothetical account at beginning of period          1.00000000


Base period return                                            $ .0026091
                                                              ----------
Current seven day yield (.00026091 x (365/7)                       1.36%


Effective yield:


Effective yield [(.00026091 + 1)365/7] - 1                         1.37%


Investors should recognize that yields are not necessarily representative of future results, but will vary as a function of market conditions and expenses incurred.

                         INVESTMENT ADVISER AND MANAGER
                         ------------------------------

     Meeder Asset Management, Inc. (the "Manager"), formerly known as R. Meeder & Associates, Inc., is the investment adviser and manager for the Money Market Portfolio. The Investment Advisory Contract for the Portfolio was approved by a vote of a majority of the Trustees, including a majority of those Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Portfolio. The contract is to remain in force so long as renewal thereof is specifically approved at least annually by a majority of the Trustees or by vote of a majority of outstanding shares of the Portfolio, and in either case by vote of a majority of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) at a meeting called for the purpose of voting on such renewal.

     The Investment Advisory Contract will terminate automatically if assigned and may be terminated without penalty at any time upon 60 days' prior written notice by Majority Vote of the Portfolio, by the Trustees of the Portfolio, or by the Manager.

     Costs, expenses and liabilities of the Trust attributable to a particular Fund are allocated to that Fund. Costs, expenses and liabilities which are not readily attributable to a particular Fund are allocated among all of the Trust's Funds. Thus, each Fund pays its proportionate share of: the fees of the Trust's independent auditors, legal counsel, custodian, transfer agent and accountants; insurance premiums; the fees and expenses of Trustees who do not receive compensation from the Manager; association dues; the cost of printing and mailing confirmations, prospectuses, proxies, proxy statements, notices and reports to existing shareholders; state registration fees; distribution expenses within the limitation of each Fund's Distribution Plan, including the cost of printing and mailing of prospectuses and other materials incident to soliciting new accounts; and other miscellaneous expenses.

     Expenses of the Portfolio also include all fees under its Administrative Services Agreement; the expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Portfolio's custodian for all services to the Portfolio, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to governmental officers and commissions; expenses of meetings of investors and Trustees; the advisory fees payable to the Adviser under the Advisory Contract and other miscellaneous expense.

     The Board of Trustees of the Trust believes that the aggregate per share expenses of the Fund and the Portfolio will be less than or approximately equal to the expenses which the Fund would incur if it retained the services of an investment adviser and the assets of the Fund were invested directly in the type of securities being held by the Portfolio.

     The Manager earns an annual fee, payable in monthly installments, at the rate of 0.40% of the first $100 million and 0.25% in excess of $100 million, of average net assets.


     For the year ended December 31, 2002, the Money Market Portfolio paid fees to the Manager totaling $786,765 ($978,323 in 2001; $2,727,093 in 2000).

     For the year ended December 31, 2002, the Manager waived fees totaling $404,708 ($461,679 in 2001; $1,176,601 in 2000) in the Money Market Portfolio.


     Meeder Asset Management, Inc. was incorporated in Ohio on February 1, 1974 and maintains its principal offices at 6000 Memorial Drive, Dublin, Ohio 43017. The Manager is a wholly-owned subsidiary of Meeder Financial, a holding company which is controlled by Robert S. Meeder, Sr. through ownership of common stock. Meeder Financial conducts business only through its five subsidiaries, which are the Manager; Mutual Funds Service Co., the Trust's transfer agent; Meeder Advisory Services, Inc., a registered investment adviser; OMCO, Inc., a registered commodity trading adviser; and Adviser Dealer Services, Inc., a broker-dealer.


     The Manager's officers and directors are as set forth as follows: Robert S. Meeder, Sr., Chairman and Sole Director; Ronald C. Paul, Treasurer; Donald F. Meeder, Assistant Secretary; Robert S. Meeder, Jr., President; David M. Rose, Chief Operating Officer, and Wesley F. Hoag, Vice President, Secretary and General Counsel. Mr. Robert S. Meeder, Sr. is President and a Trustee of the Trust and the Portfolio. Mr. Robert S. Meeder, Jr. is a Trustee and officer of the Trust and the Portfolio. Each of Messrs. Donald F. Meeder and Wesley F. Hoag is an officer of the Trust and the Portfolio.


                              OFFICERS AND TRUSTEES
                              ---------------------

     The Trust and the Portfolio are managed by their trustees and officers. Their names, positions and principal occupations during the past five years are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Except as otherwise shown, all persons named as Trustees also serve in similar capacities for all other mutual funds advised by the Manager, including The Flex-funds and the corresponding portfolios of the Meeder Advisor Funds and The Flex-funds (collectively, the "Fund Complex"). Unless otherwise noted, the business address of each Trustee and officer is 6000 Memorial Drive, Dublin, Ohio 43017, which is also the address of the Manager. Those Trustees who are "interested persons" (as defined in the Investment Company Act of 1940) by virtue of their affiliation with the Fund Complex or the Fund Manager are indicated by an asterisk (*).

"Non-Interested" Trustees

------------------------------------------------------------------------------------------------------------------
                                                                                    Number of
                                                                                    Portfolios
                                         Year First                                 in Fund       Other
                                         Elected A                                  Complex       Directorships
                                         Director of    Principal Occupation(s)     Overseen by   Held by
Name, Address and Age    Position Held   Fund Complex1  During Past Five Years      Trustee       Trustee2
------------------------------------------------------------------------------------------------------------------

MILTON S. BARTHOLOMEW,   Trustee         1982           Retired; formerly a         13            None
74                                                      practicing attorney in
1424 Clubview                                           Columbus, Ohio; member of
Boulevard, S.                                           the Fund's Audit
Worthington, OH  43235                                  Committee.
------------------------------------------------------------------------------------------------------------------
ROGER D. BLACKWELL, 62   Trustee         1994           Professor of Marketing      13            Airnet
Blackwell Associates,                                   and Consumer Behavior,                    Systems,
Inc.                                                    The Ohio State                            Anthony &
3380 Tremont Road                                       University; President of                  Sylvan,
Columbus, OH  43221                                     Blackwell Associates,                     Applied
                                                        Inc., a strategic                         Industrial
                                                        consulting firm.                          Technologies,
                                                                                                  Diamond Hill,
                                                                                                  Max & Erma's,
                                                                                                  Frontstep,
                                                                                                  Value City
                                                                                                  Department
                                                                                                  Stores
------------------------------------------------------------------------------------------------------------------
WALTER L. OGLE, 65       Trustee         1984           Retired; formerly           13            Southtrust
500 Ocean Drive                                         Executive Vice President                  Bank, N.A.
Juno Beach, FL  33408                                   of Aon Consulting, an                     Florida
                                                        employee benefits
                                                        consulting group; member
                                                        of the Fund's Audit
                                                        Committee.
------------------------------------------------------------------------------------------------------------------
CHARLES A. DONABEDIAN,   Trustee         1997           President, Winston          13            None
60                                                      Financial, Inc., which
Winston Financial, Inc.                                 provides a variety of
200 TechneCenter                                        marketing and consulting
Drive, Suite 200                                        services to investment
Milford, OH  45150                                      management companies;
                                                        CEO, Winston Advisors,
                                                        Inc., an investment
                                                        adviser; member of the
                                                        Fund's Audit Committee.
------------------------------------------------------------------------------------------------------------------
JAMES W. DIDION, 72      Trustee         1982, 1998     Retired; formerly           13            None
8781 Dunsinane Drive                                    Executive Vice President
Dublin, OH  43017                                       of Core Source, Inc., an
                                                        employee benefit and
                                                        Workers' Compensation
                                                        administration and
                                                        consulting firm
                                                        (1991-1997).
------------------------------------------------------------------------------------------------------------------
JACK W. NICKLAUS II, 41  Trustee         1998           Designer, Nicklaus          13            None
11780 U.S. Highway #1                                   Design, a golf course
North Palm Beach, FL                                    design firm and division
33408                                                   of The Nicklaus Companies.
------------------------------------------------------------------------------------------------------------------

                                       92

"Interested" Trustees3,4

------------------------------------------------------------------------------------------------------------------
                                         Year First                                 Number of
                                         Elected a                                  Portfolios
                                         Director                                   in Fund
                                         and/or                                     Complex       Other
Name, Address and                        Officer of     Principal Occupation(s)     Overseen by   Directorships
Age                      Position Held   the Fund1      During Past Five Years      Trustee       Held by Trustee
------------------------------------------------------------------------------------------------------------------
ROBERT S. MEEDER,        Trustee/        1982           Chairman of Meeder Asset    13            None
SR.*+, 74                President                      Management, Inc., an
                                                        investment adviser;
                                                        Chairman and Director of
                                                        Mutual Funds Service Co.,
                                                        the Fund's transfer
                                                        agent; Director of
                                                        Adviser Dealer Services,
                                                        Inc., the Fund's
                                                        Distributor.
------------------------------------------------------------------------------------------------------------------
Robert S. Meeder,        Trustee and     1992           President of Meeder Asset   13            None
Jr.*, 41                 Vice President                 Management, Inc.
------------------------------------------------------------------------------------------------------------------

Other Officers4

--------------------------------------------------------------------------------------------------------
                                                Year First
                                                Elected an
                                                Officer of the    Principal Occupation(s)
Name, Address and Age    Position Held          Fund1             During Past Five Years
--------------------------------------------------------------------------------------------------------
DONALD F. MEEDER*+, 64   Assistant Secretary    1982              Assistant Secretary and Vice
                                                                  President of Meeder Asset
                                                                  Management, Inc.; Assistant
                                                                  Secretary of Mutual Funds Service
                                                                  Co., the Fund's transfer agent.
--------------------------------------------------------------------------------------------------------
WESLEY F. HOAG*+, 46     Vice President and     1994              Vice President, Secretary and
                         Secretary                                General Counsel of Meeder Asset
                                                                  Management, Inc. and Mutual Funds
                                                                  Service Co., the Fund's transfer
                                                                  agent; Secretary of Adviser Dealer
                                                                  Services, Inc. (since July 1993);
                                                                  Attorney, Porter, Wright, Morris &
                                                                  Arthur, a law firm (October 1984 to
                                                                  June 1993).
--------------------------------------------------------------------------------------------------------
BRUCE E. MCKIBBEN*+, 33  Treasurer              1999              Treasurer and Manager/
                                                                  Fund Accounting and Financial
                                                                  Reporting, Mutual Funds Service Co.,
                                                                  the Fund's transfer agent (since
                                                                  April 1997).
--------------------------------------------------------------------------------------------------------

1 Trustees and Officers of the Fund serve until their resignation, removal or retirement.


2 This includes all directorships (other than those in the Fund Complex) that are held by each trustee as a director of a public company or a registered investment company.

3 "Interested Persons" within the meaning of the 1940 Act on the basis of their affiliation with the Fund Complex Investment Adviser, Meeder Asset Management, Inc., or its affiliated entities.

4 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Meeder Asset Management, Inc. serves as Investment Adviser.


* Robert S. Meeder, Sr. is deemed an "interested person" of the Trust by virtue of his position as Chairman of Meeder Asset Management, Inc., the investment adviser to the Portfolio. Robert S. Meeder, Jr. is deemed an "interested person" of the Trust by virtue of his position as President of Meeder Asset Management, Inc., the investment adviser to the Portfolio. Wesley F. Hoag is deemed an "interested person" of the Trust by virtue of his position as Vice President and Secretary of Meeder Asset Management, Inc., the investment adviser to the Portfolio. Donald F. Meeder is deemed an "interested person" of the Trust by virtue of his position as Assistant Secretary of Meeder Asset Management, Inc., the investment adviser to the Portfolio. Bruce E. McKibben is deemed an "interested person" of the Trust by virtue of his position as an employee of Meeder Asset Management, Inc., the investment adviser to the Portfolio.


+ P.O. Box 7177, 6000 Memorial Drive, Dublin, Ohio 43017.

     Robert S. Meeder, Sr. is Robert S. Meeder, Jr.'s father and Donald F. Meeder's uncle.


FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2002


---------------------------------------------------------------------------------------------------------
                                                                  Aggregate Dollar Range1 of Shares Owned
                                      Dollar Range of Fund        in All Funds Within The Fund Complex
Name of Director                      Shares Owned1               Overseen by Trustee
---------------------------------------------------------------------------------------------------------
"Non-Interested" Trustees

Milton S. Bartholomew                 $0                          Over $100,000
---------------------------------------------------------------------------------------------------------
Roger D. Blackwell                    $0                          Over $100,000
---------------------------------------------------------------------------------------------------------
Walter L. Ogle                        $0                          Over $100,000
---------------------------------------------------------------------------------------------------------
Charles A. Donabedian                 $0                          $50,001-$100,000
---------------------------------------------------------------------------------------------------------
James W. Didion                       $0                          $1 - $10,000
---------------------------------------------------------------------------------------------------------
Jack W. Nicklaus II                   $0                          $10,000 - $50,000
---------------------------------------------------------------------------------------------------------
"Interested"  Trustees

Robert S. Meeder, Sr.                 $0                          Over $100,000

---------------------------------------------------------------------------------------------------------
Robert S. Meeder, Jr.                 $0                          Over $100,000
---------------------------------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000 and over $100,000. The amounts listed for
"interested" trustees include shares owned through Meeder Asset Management, Inc.'s retirement plan and 401(k) Plan.


     The following table shows the compensation paid by the Portfolios and the Fund Complex as a whole to the Trustees of the Portfolio and the Fund Complex during the fiscal year ended December 31, 2002.


                               COMPENSATION TABLE

                                               Pension or                        Total
                                               Retirement                        Compensation
                                               Benefits                          from
                              Aggregate        Accrued as       Estimated        Registrant and
                              Compensation     Part of          Annual           Fund Complex
Trustee                       from the         Portfolio        Benefits Upon    Paid to
-------                       Portfolio1       Expense          Retirement       Trustee1, 2
                              ----------       -------          ----------       -----------
Robert S. Meeder, Sr.         None             None             None             None


Milton S. Bartholomew         1,084            None             None             $13,671


Robert S. Meeder, Jr.         None             None             None             None


Walter L. Ogle                1,084            None             None             13,671

Roger A. Blackwell            1,000            None             None             12,671

Charles A. Donabedian         1,084            None             None             13,671

James Didion                  1,000            None             None             12,671

Jack W. Nicklaus II           1,000            None             None             12,671

1 Compensation figures include cash and amounts deferred at the election of certain non-interested Trustees. For the calendar year ended December 31, 2002, participating non-interested Trustees accrued deferred compensation from the funds as follows: Milton S. Bartholomew - $1,084, Roger A. Blackwell - $1,000, Charles A. Donabedian - $1,084, Jack W. Nicklaus II - $1,000, and Walter L. Ogle
- $1,084.

2 The Fund Complex consists of 13 investment companies.

     Each Trustee who is not an "interested person" is paid a meeting fee of $250 per meetingfor each of the hub Portfolios and each of the funds in the Fund Complex that is not invested in a hub Portfolio. In addition, each such Trustee earns an annual fee, payable quarterly, based on the average net assets in the Money Market Portfolio, each fund in the Fund Complex that is not invested in a hub Portfolio, and the International Equity Fund based on the following schedule: Money Market Portfolio, 0.0005% of the amount of average net assets between $500 million and $1 billion; 0.0025% of the amount of average net assets exceeding $1 billion. For each of the funds in the Fund Complex that is not invested in a hub Portfolio, and the International Equity Fund, each Trustee is paid a fee of 0.00375% of the amount of each such fund's average net assets exceeding $15 million. Members of the Audit Committee for each of the Meeder Advisor Funds and The Flex-funds trusts, and the Portfolios are paid $500 for each Committee meeting attended. Trustees fees for the Portfolio totaled $6,251 for the year ended December 31, 2002 ($6,225 in 2001). All other officers and Trustees serve without compensation from any Portfolio.

     The Board maintains two standing committees: the Audit Committee and the Nominating Committee. The Audit Committee is generally responsible for recommending the selection of the Trust's independent auditors, including evaluating their independence and meeting with such accountants to consider and review matters relating to the Trust's financial reports and internal accounting. The Audit Committee is comprised of the following independent Trustees of the Trust: Charles Donabedian, Milton Bartholomew and Walter Ogle. The Nominating Committee is comprised of the following independent Trustees of the Trust: James Didion, Roger Blackwell and Charles Donabedian. The Trust's Nominating Committee is responsible for the nomination of trustees to the Board. When vacancies arise or elections are held, the Committee considers qualified nominations including those recommended by shareholders who provide a written request (including qualifications) to the Nominating Committee in care of the Trust's address at 6000 Memorial Drive, Dublin, Ohio 43017. During the fiscal year ended December 31, 2002, the Audit Committee met two times and the Nominating Committee did not meet.


     During the past fiscal year, the Trustees considered and approved the renewal of the Portfolio's investment advisory agreement with the Manager. In connection with this annual review, the Trustees, with the advice and assistance of independent counsel for the Trust, received and considered information and reports relating to the nature, quality and scope of the services provided to the Portfolio and the Fund by the Manager and its affiliates. The Trustees considered the level of and the reasonableness of the fees charged for these services, together with comparative fee and expense information showing, among other things, the fees paid for advisory, administrative, transfer agency, fund accounting and shareholder services and the total expense ratio of the Fund relative to its peer group of mutual funds. In addition, the Trustees considered, among other factors:

     o the effect of the investment advisory fee and fund administration fee structure on the expense ratio of the Fund;

     o the effect of the investment advisory fee and fund administration fee structure on the nature or level of services to be provided the Fund;

     o    the investment performance of the Fund;

     o    information  on  the  investment  performance,   advisory  fees,  fund
          administration fees and expense ratios of other registered investment companies within the Trust;

     o information on the investment performance, advisory fees, fund administration fees and expense ratios of other investment companies not advised by the Manager but believed to be generally comparable in their investment objectives and size to the Fund;

     o the investment approach used by the Manager in the daily management of the Portfolio;

     o    information on personnel of the Manager's investment committee;

     o the continuing need of the Manager to retain and attract qualified investment and service professionals to serve the Trust in an increasingly competitive industry;

     o    soft dollars received by the Manager from Portfolio trades;

     o commissions received by Adviser Dealer Services, Inc. an affiliate of the Manager, for executing securities transactions on behalf of the Portfolio;

     o the Manager's policy regarding the aggregation of orders from the Portfolio and the Manager's private accounts; and

     o other ancillary benefits received by the Manager and its affiliates as a result of their provision of investment advisory and other services to the Portfolio and Fund.

     The Trustees also considered various improvements and upgrades in shareholder services made during the year, financial information about the Manager's costs, an analysis of historical profitability of the Portfolio and Fund's contracts to the Manager and its affiliates, and the importance of supporting quality, long-term service by the Manager to help achieve solid investment performance.


     The Trustees and officers of the Trust and the Portfolio own, in the aggregate, less than 1% of the Fund's total outstanding shares.


     The Trust,  the  Portfolio,  and the  Manager  have each  adopted a Code of
Ethics that permits personnel subject to the Code to invest in securities, including, under certain circumstances and subject to certain restrictions, securities that may be purchased or held by the Portfolio. However, each such Code restricts personal investing practices by directors and officers of the Manager and its affiliates, and employees of the Manager with access to information about the purchase or sale of Portfolio securities. The Code of Ethics for the Trust and the Portfolio also restricts personal investing practices of trustees of the Trust and the Portfolio who have knowledge about recent Portfolio trades. Among other provisions, each Code of Ethics requires that such directors and officers and employees with access to information about the purchase or sale of Portfolio securities obtain preclearance before executing personal trades. Each Code of Ethics prohibits acquisition of securities without preclearance in, among other events, an initial public offering or a limited offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to put the interests of Fund shareholders before the interest of people who manage the Portfolio in which the Fund invests.

                                DISTRIBUTION PLAN
                                -----------------


     Rule 12b-1 (the Rule) under the Investment Company Act of 1940 (the "Act") describes the circumstances under which an investment company such as the Fund may, directly or indirectly, bear the expenses of distributing its shares. The Rule defines such distribution expenses to include the cost of any activity which is primarily intended to result in the sale of Fund shares.

     The Fund has adopted a Distribution Plan (the "Plan") which authorizes, among other things, payment of incentives in the form of commissions and fees advertising, the services of public relations consultants, and direct solicitation. Possible recipients include securities brokers, attorneys, accountants, investment advisers, investment performance consultants, pension actuaries, banks and service organizations. Another class of recipients is banks.

     The Fund may expend as much as, but not more than, 3/100 of 1% of the Fund's average net assets annually pursuant to the Plan. A report of the amounts so expended in the Fund and the purpose of the expenditures must be made to and reviewed by the Board of Trustees at least quarterly. In addition, the Plan provides that it may not be amended to increase materially the costs which the Fund may bear for distribution pursuant to the Plan without shareholder approval of the Plan, and that other material amendments of the Plan must be approved by the Board of Trustees, and by the Trustees who are not interested persons of the Fund (as defined in the Act) and who have no direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of voting on the Plan.

     The Plan is terminable at any time by vote of a majority of the Trustees who are not interested persons and who have no direct or indirect financial interest in the operation of the Plan or by vote of a majority of the Fund's shares. Any service agreement terminates upon assignment and is terminable without penalty at any time by a vote of a majority of the Trustees who are not interested persons and who have no direct or indirect financial interest in the operation of any of the Plans, upon not more than 60 days written notice to the service organization, or by the vote of the holders of a majority of the Fund's shares, or, upon 15 days notice, by a party to a service agreement.

     The Plan was approved by the Trust's Board of Trustees, who made a determination that there is a reasonable likelihood that the Plan will benefit the Fund. The Plan has been approved by shareholders and will continue in effect only if approved at least annually by the Board of Trustees.

     Total payments made by the Fund to parties with service agreements for the year ended December 31, 2002 amounted to $4,208 ($5,598 in 2001; $198,526 in
2000). In addition, expenditures were approved by the Board of Trustees in the amount of $887 ($12 in 2001; $3,443 in 2000) for printing and mailing of prospectuses, periodic reports and other sales materials to prospective investors. Other expenditures amounted to $75 for the year ended December 31, 2002 ($0 in 2001; $1,533 in 2000).


                               REDEMPTIONS IN KIND
                               -------------------

     The Trust has reserved the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be harmful to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage and transaction charges in converting the securities to cash. Redemptions in kind are taxable transactions. The Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

                             ADDITIONAL INFORMATION
                             ----------------------

     CUSTODIAN - U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is custodian of all of the Portfolio's assets.

     AUDITORS - KPMG LLP, 191 West Nationwide Boulevard, Columbus, Ohio, 43215, serves as the Trust's independent auditors. The auditors audit financial statements for the Fund and provide other assurance, tax, and related services.

     STOCK TRANSFER AGENT - Mutual Funds Service Co., 6000 Memorial Drive, Dublin, Ohio 43017, a wholly owned subsidiary of Meeder Financial and a sister company of Meeder Asset Management, Inc., provides to the Fund and Portfolio accounting, administrative, stock transfer, dividend disbursing, and shareholder services. The minimum annual fee for the Money Market Portfolio is $30,000. Subject to the applicable minimum fee, the Portfolio's annual fee, payable monthly, is computed at the rate of 0.15% of the first $10 million, 0.10% of the next $20 million, 0.02% of the next $50 million and 0.01% in excess of $80 million of the Portfolio's average net assets. The fee for The Money Market Fund is the greater of $20 per shareholder account or 0.06% of the Fund's average net assets.


     Mutual Funds Service Co. also serves as Administrator to the Trust. Services provided to the Trust include coordinating and monitoring any third party services to the Trust; providing the necessary personnel to perform administrative functions for the Trust, assisting in the preparation, filing and distribution of proxy materials, periodic reports to Trustees and shareholders, registration statements and other necessary documents. The Fund incurs an annual fee, payable monthly, of 0.05% of the Fund's average net assets. These fees are reviewable annually by the respective Trustees of the Trust and the Portfolio. For the year ended December 31, 2002, total payments to Mutual Funds Service Co. amounted to $94,038 for the Fund and Portfolio collectively.


     REPORTS TO SHAREHOLDERS - The Fund provides shareholders with quarterly reports of investments and other information, semi-annual financial statements, and annual reports.

                     PRINCIPAL HOLDERS OF OUTSTANDING SHARES
                     ---------------------------------------


     As of March 31, 2003, the following persons owned 5% or more of the Fund's outstanding shares of beneficial interest:


Name and Address                    Amount of Record                   Percent
of Beneficial Owner                 and Beneficially                   of Fund


Capital University*                   7,106,927.4600                    31.62%
Attn:  Paul Miller
2199 E. Main Street
Columbus, OH  43209

PRWW Investment Corporation           5,478,077.3300                    24.37%
Bruce Johnson, President
Attn:  Mary Alice Avery
103 Springer Building
Wilmington, DE  19810

William M. Gross                      1,614,000.0000                     7.18%
2600 Alia Circle
Louisville, KY  40222

First Clearing Corporation            1,503,369.1500                     6.69%
A/C 7577-2615
Art Stone Theatrical Corp.
Attn:  Andreas Hepheastos
1795 Expressway Drive North
Smithtown, NY  11787

     *Indicates control person. Control means beneficial ownership of more than 25% of the shares of the Fund. Because of this control, a control person could prevent a change in the investment adviser or subadviser of the Portfolio that is favored by other shareholders. A control person could also cause a change in the investment adviser or subadviser of the Portfolio that is opposed by other shareholders.


     To the knowledge of the Trust, the shareholders listed above own shares for investment purposes and have no known intention of exercising any control of the Fund.

                              FINANCIAL STATEMENTS
                              --------------------


     The financial statements and independent auditors' report required to be included in this Statement of Additional Information are incorporated herein by reference to the Trust's Annual Report to Shareholders for the fiscal year ended December 31, 2002. The Fund will provide the Annual Report without charge at written request or request by telephone.

                            INTERNATIONAL EQUITY FUND

                    A FUND OF THE MEEDER ADVISOR FUNDS TRUST

                       STATEMENT OF ADDITIONAL INFORMATION


                                 APRIL 30, 2003

     This Statement is not a prospectus but should be read in conjunction with the Prospectus of the Meeder Advisor Funds International Equity Fund (dated April 30, 2003). Please retain this document for future reference. A copy of the Prospectus may be obtained from Meeder Advisor Funds, 6000 Memorial Drive, Dublin, Ohio 43017 or by calling 1-800-494-3539. Capitalized terms used and not otherwise defined herein have the same meanings as defined in the Prospectus.


TABLE OF CONTENTS                                                PAGE


     Description of the Trust                                       2
     Investment Policies and Related Matters                        5
     Risk Considerations                                           25
     Portfolio Transactions                                        27
     Valuation of Portfolio Securities                             29
     Performance                                                   30
     Additional Purchase and Redemption Information                38
     Distributions and Taxes                                       41
     Investment Adviser and Manager                                43
     Investment Subadviser                                         45
     Trustees and Officers                                         45
     The Distributor                                               52
     Contracts With Companies Affiliated With Manager              54
     Additional Information                                        55
     Principal Holders of Outstanding Shares                       55
     Financial Statements                                          56



INVESTMENT ADVISER                                   INVESTMENT SUBADVISER
------------------                                   ---------------------

Meeder Asset Management, Inc.                        CGU Fund Management


DISTRIBUTOR                                          TRANSFER AGENT
-----------                                          --------------
Adviser Dealer Services, Inc.                        Mutual Funds Service Co.

                            DESCRIPTION OF THE TRUST
                            ------------------------

     BACKGROUND. The Meeder Advisor Funds (the "Trust"), formerly known as The Flex-Partners, was organized as a Massachusetts business trust on June 22, 1992. All of the Trust's constituent funds are diversified open-end management companies. The Trust's offices are at 6000 Memorial Drive, Dublin, OH 43017. The business and affairs of the Trust are under the direction of its Board of Trustees.

     The Trust has retained the services of Meeder Asset Management, Inc., formerly known as R. Meeder & Associates, Inc., as investment adviser of the International Equity Fund.

     INVESTMENT STRUCTURE. Unlike other mutual funds which directly acquire and manage their own portfolio of securities, the International Equity Fund seeks to achieve its investment objectives by investing all of its assets in the International Equity Portfolio, a separate registered investment company with the same investment objectives as the Fund. Therefore, an investor's interest in the Portfolio's securities is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund. Investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available by contacting the Trust by calling: 1-800-325-FLEX, or
(614) 760-2159.

     The International Equity Portfolio is organized as a trust under the laws of the State of New York. The Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio. In addition, whenever the Trust is requested to vote on matters pertaining to the fundamental policies of the Portfolio, the Trust will hold a meeting of the Fund's shareholders and will cast its vote as instructed by the Fund's shareholders.

     Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. (However, this possibility also exists for traditionally structured funds that have large or institutional investors.) Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Whenever the Trust is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as do the Fund's shareholders. Certain changes in the Portfolio's investment objectives, policies or restrictions may require the Trust to withdraw the Fund's interest in the Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Portfolio). If such securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.

     The Trust may withdraw the investment of a Fund from its corresponding Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objectives as that Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies with respect to that Fund's corresponding Portfolio. The inability to find an adequate investment pool or investment adviser could have a significant impact on shareholders' investment in the Fund.

     The assets of the Trust received for the issue or sale of the shares of the Fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to the Fund and constitute the underlying assets of the Fund. The underlying assets of the Fund are segregated on the books of account, and are to be charged with the liabilities with respect to the Fund and with a share of the general expenses of the Trust. Expenses with respect to the Trust are to be allocated in proportion to the asset value of the respective funds except where allocations of direct expense can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are allocable to a given fund, or which are general or allocable to all of the funds. In the event of the dissolution or liquidation of the Trust, shareholders of each fund are entitled to receive as a class the underlying assets of such fund available for distribution.

     As stated in "Investment Policies and Limitations," except as otherwise expressly provided herein, the Fund's investment objectives and policies are not fundamental and may be changed by Trustees without shareholder approval.

     For descriptions of the investment objectives and policies of the Fund, see "Investment Policies and Related Matters." For descriptions of the management and expenses of the Fund, see "Investment Adviser and Manager" and "Trustees and Officers."

     SHARES OF BENEFICIAL INTEREST. The Trust's Declaration of Trust permits the Trust to offer and sell an unlimited number of full and fractional shares of beneficial interest in each of the Trust's existing funds and to create additional funds. All shares have a par value of $.10 per share, are fully paid, non-assessable and fully transferable when issued. All shares are issued as full or fractional shares.

     A fraction of a share has the same rights and privileges as a full share. Each fund of the Trust will issue its own series of shares of beneficial interest. The shares of each fund represent an interest only in that fund's assets (and profits or losses) and in the event of liquidation, each share of a particular fund would have the same rights to dividends and assets as every other share of that fund.

     Each full or fractional share has a proportionate vote. On some issues, such as the election of Trustees, all shares of the Trust vote together as one series. On an issue affecting a particular fund, only its shares vote as a separate series. An example of such an issue would be a fundamental investment restriction pertaining to only one fund. In voting on a Distribution Plan, approval of the Plan by the shareholders of a particular fund would make the Plan effective as to that fund, whether or not it had been approved by the shareholders of the other funds.

     Shares are fully paid and nonassessable. Shares have no preemptive or conversion rights. The Trust or any fund may be terminated upon the sale of its assets to another open-end management investment company, if approved by vote of the holders of a majority of the Trust or the fund, as determined by the current value of each shareholder's investment in the fund or Trust, or upon liquidation and distribution of its assets, if approved by a majority of the Trustees of the Trust. If not so terminated, the Trust and the fund will continue indefinitely.

     TRUSTEE LIABILITY. The Declaration of Trust provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects Trustees against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

     VOTING RIGHTS. When matters are submitted for shareholder vote, shareholders of each fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a fund is required on any matter affecting the fund on which shareholders are entitled to vote. Shareholders of one fund are not entitled to vote on a matter that does not affect that fund but that does require a separate vote of any other fund. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees of a fund by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.

                     INVESTMENT POLICIES AND RELATED MATTERS
                     ---------------------------------------

GENERAL
-------

     INVESTMENT APPROACH. The Subadviser's philosophy is founded on a top down, theme-driven approach to investment management. The Subadviser aims to add value to the Portfolio at all stages of the investment process, from the Subadviser's strategic top down approach to asset allocation and currency hedging to the Subadviser's sector and individual stock selection. While the Subadviser's portfolio managers operate within a disciplined and structured environment, they have a high degree of freedom over stock selection, enabling them to exercise their individual flair.

     In seeking to meet its investment objective, the Portfolio may invest in any type of security whose investment characteristics are consistent with the Portfolio's investment program. These and some of the other investment strategies the Portfolio may use are described below. Although these strategies are regularly used by some investment companies and other institutional investors in various markets, some of these strategies cannot at the present time be used to a significant extent by the Portfolio in some of the markets in which the Portfolio will invest and may not be available for extensive use in the future.

     When allocating investments among countries, the Subadviser will consider various criteria, including the relative economic growth potential of the various countries' economies; expected levels of inflation; government policies influencing business conditions; and the outlook for currency relationships. By investing in foreign securities, the Subadviser will attempt to take advantage of differences between economic trends and performance of securities markets in various countries.

     ASSET ALLOCATION. Asset allocation decisions are made by the lead portfolio manager. The Subadviser's lead portfolio manager takes a top down view, considering the results of economic analysis, currency forecasts, political issues and market valuations to establish structural guidelines to which the portfolio must adhere. He or she seeks to contribute to performance by making strategic switches between asset classes and geographical regions. Once these asset allocation guidelines are set, stock selection decisions are made by specialist regional portfolio managers in accordance with country and sector strategy.

     COUNTRY AND SECTOR STRATEGY. Country and sector strategy is determined within the guidelines set by the Subadviser's portfolio manager following consultation with their teams on the implications of trends in interest rates, exchange rates and other economic fundamentals.

     The objective is to pinpoint countries and sectors which are likely to outperform based on where each market is in terms of its business cycle. The Subadviser recognizes that different economic and monetary backgrounds result in good performance by different groups of stocks and the Subadviser judges the broad areas of a market (growth stocks, value stocks, interest rate sensitives, etc.) which are likely to outperform at any particular stage of the cycle. At the same the Subadviser pays close attention to the themes on which a market is likely to concentrate at a particular time (such as brand values, takeover activity, or balance sheet strength). Once all these factors are considered, a formal country and sector strategy is constructed to which all relevant portfolios must conform. In order to control risk and the extent of the view taken, limits are set on the deviations that may be made from the country and sector matrices.

     EQUITY STOCK SELECTION. The Subadviser's portfolio managers have the freedom to choose stocks within the framework of this matrix structure. In reaching stock selection decisions, the Subadviser uses the commonly recognized yardsticks of price/earnings ratios and dividend yields, comparing stocks to market valuations, relevant sector variations and the history of the particular stock. The Subadviser looks for excesses of overvaluation/undervaluation in the market which are tested against the Subadviser's top down view, and make a qualitative judgment about what is already discounted in the market and what is likely to occur in the future.

     The continued holding of a stock is constantly tested against the reason for purchase. Once valuation measures no longer warrant the holding of a security, it is sold. If purchase was based on a single event which occurs, or which now appears unlikely to occur, the stock would be sold. A change in top down view may also necessitate a sale where a holding represents only a thematic or sector view. Price targets are only set for short-term trading.

     CURRENCY. The Subadviser treats currency as a separate asset class and it is analyzed as such. The Subadviser does not believe in speculating in currencies and it is the Subadviser's normal stance to take on the natural currency exposure that comes with the Subadviser's portfolio positions. However, when the Subadviser does take on a currency position, the Subadviser does so because they believe a significant long-term trend is developing which suggests hedging will both enhance returns and markedly contribute to reduced risk and volatility in the Portfolio.

INVESTMENT POLICIES AND LIMITATIONS
-----------------------------------

     The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted whenever an investment policy or limitation states a maximum percentage of the Portfolio's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Portfolio's acquisition of such security or other asset. Accordingly any subsequent change in net asset values or other circumstances will not be considered when determining whether the investment complies with the Portfolio's investment policies and limitations.

     The Fund's fundamental investment limitations cannot be changed without approval by a majority of the outstanding voting securities (as defined in the Investment Company Act of 1940) of the Fund. However, except for the fundamental investment limitations set forth below, the investment policies and limitations described in this Statement of Additional Information are not fundamental and may be changed by the Trustees without shareholder approval. THE FOLLOWING ARE THE PORTFOLIO'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY; PROVIDED THAT NOTHING IN THE FOLLOWING INVESTMENT RESTRICTIONS WILL PREVENT THE FUND FROM INVESTING ALL OR PART OF THE FUND'S ASSETS IN AN OPEN-END MANAGEMENT INVESTMENT COMPANY

WITH THE SAME INVESTMENT OBJECTIVE AS THE FUND, PROVIDED SUCH INVESTMENT IS APPROVED BY THE TRUSTEES. THE FUND OR THE PORTFOLIO MAY NOT

     (1) with respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than obligations issued or guaranteed by the government of the United States or any of its agencies or instrumentalities or the securities of other investment companies if otherwise permitted) if, as a result thereof, (a) more than 5% of the Portfolio's total assets would be invested in the securities of such issuer or (b) the Portfolio would hold more than 10% of the voting securities of such issuer;

     (2) issue senior securities except as permitted under the Investment Company Act of 1940;

     (3) borrow money except that the Portfolio may borrow money from banks in an amount not exceeding 33-1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

     (4) underwrite securities issued by others (except to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);

     (5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

     (6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

     (7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

     (8) lend any security or make any other loan if as a result more than 33-1/3% of its total assets would be lent to other parties but this limitation does not apply to purchases of debt securities or to repurchase agreements.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

     (i) The Portfolio does not currently intend to sell securities short unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     (ii) The Portfolio does not currently intend to purchase securities on margin except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

     (iii) The Portfolio may borrow money only from a bank. The Portfolio will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

     (iv) The Portfolio does not currently intend to purchase any security if as a result more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued including repurchase agreements with remaining maturities in excess of seven days or securities without readily available market quotes.

     (v) The Portfolio does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

     (vi) The Portfolio does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the Portfolio's net assets. Included in that amount, but not to exceed 2% of the Portfolio's net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock Exchange. Warrants acquired by the Portfolio in units or attached to securities are not subject to these restrictions.

     (vii) The Portfolio does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

     (viii) The Portfolio does not currently intend to purchase the securities of any issuer if those officers and Trustees of the Trust and those officers and directors of the Manager or the Subadviser who individually own more than 1/2 of 1% of the securities of such issuer, together own more than 5% of such issuer's securities.

     For the Portfolio's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" herein. For the Portfolio's limitations on short sales, see the section entitled "Short Sales" herein.

     MONEY MARKET INSTRUMENTS. When investing in U.S. money market instruments, the Portfolio will limit its purchases, denominated in U.S. dollars, to the following securities.

     * U.S. Government Securities and Securities of its Agencies and Instrumentalities - obligations issued or guaranteed as to principal or interest by the United States or its agencies (such as the Export Import Bank of the United States, Federal Housing Administration, and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank, Federal Intermediate Credit Banks and Federal Land Bank), including Treasury bills, notes and bonds.

     * Bank Obligations and Instruments Secured Thereby - obligations including certificates of deposit, time deposits and bankers' acceptances) of domestic banks having total assets of $1,000,000,000 or more, instruments secured by such obligations and obligations of foreign branches of such banks, if the domestic parent bank is unconditionally liable to make payment on the instrument if the foreign branch fails to make payment for any reason. The Fund may also invest in obligations (including certificates of deposit and bankers acceptances) of domestic branches of foreign banks having assets of $1,000,000,000 or more if the domestic branch is subject to the same regulation as United States banks. The Portfolio will not invest at time of purchase more than 25% of its assets in obligations of banks nor will the Portfolio invest more than 10% of its assets in time deposits.

     * High Quality Commercial Paper - The Portfolio may invest in commercial paper rated no lower than A-2 by Standard & Poor's Corporation or Prime-2 by Moody's Investors Services Inc. or if not rated issued by a company having an outstanding debt issue rated at least A by Standard & Poor's or Moody's.

     * Private Placement Commercial Paper - Private placement commercial paper consists of unregistered securities which are traded in public markets to qualified institutional investors such as the Portfolio. The Portfolio's risk is that the universe of potential buyers for the securities should the Portfolio desire to liquidate a position is limited to qualified dealers and institutions and therefore such securities could have the effect of being illiquid.

     * High Grade Corporate Obligations - obligations rated at least A by Standard & Poor's or Moody's. See rating information below.

     *    Repurchase Agreements -- See Repurchase Agreements below.

     The Subadviser exercises due care in the selection of money market instruments. However, there is a risk that the issuers of the securities may not be able to meet their obligations to pay interest or principal when due. There is also a risk that some of the Portfolio's securities might have to be liquidated prior to maturity at a price less than original amortized cost or value face amount or maturity value to meet larger than expected redemptions. Any of these risks if encountered could cause a reduction in net income or in the net asset value of the Portfolio.

Ratings
-------

1.   Moody's Investors Services Inc.'s Corporate Bond Rating:

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins or protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length or time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

2.   Standard and Poor's Corporation's Corporate Bond Rating:

     AAA- Bonds rated AAA are highest grade obligations. They possess the ultimate degree of protection as to principal and interest. Marketwise they move with interest rates and hence provide the maximum safety on all counts.

     AA - Bonds rated AA also qualify as high grade obligations and in the majority of instances differ from AAA issues only in small degree. Here too prices move with the long-term money market.

     A - Bonds rated A are regarded as upper medium grade. They have considerable investment strength but are not entirely free from the adverse effect of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but to some extent also economic conditions.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

3.   A-1 and P-1 Commercial Paper Ratings:

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     Commercial paper rated A-1 by Standard & Poor's Corporation ("S&P") has the
following   characteristics:   Liquidity   ratios  are  adequate  to  meet  cash
requirements. Long-term senior debt is rated A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend. Typically the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is A-1 A-2 or A-3.

     The rating P-1 is the highest commercial paper rating assigned by Moody's Investors Service Inc. ("Moody's"). Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

4.   Description of Permitted Money Market Investments:

     Commercial Paper - refers to promissory notes issued by corporations in order to finance their short term credit needs.

     U.S. Government Obligations - are bills, certificates of indebtedness, notes and bonds issued by the U.S. Treasury and agencies, authorities and instrumentalities of the U.S. Government established under the authority of an act of Congress. Some obligations of U.S. Government agencies, authorities and instrumentalities are supported by the full faith and credit of the U.S. Treasury, as for example, the Government National Mortgage Association; others by the right of the issuer to borrow from the Treasury, as in the case of Federal Farm Credit Banks and Federal National Mortgage Association; and others only by the credit of the agency authority or instrumentality; as for example, Federal Home Loan Mortgage and Federal Home Loan Bank.

     Repurchase Agreements - See Repurchase Agreements below.

     Certificates of Deposit - are certificates issued against funds deposited in a bank are for a definite period of time earn a specified or variable rate of return and are normally negotiable.

     Banker's Acceptances - are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed accepted when a bank guarantees their payment at maturity.

     Corporate Obligations - include bonds and notes issued by corporations in order to finance longer term credit needs.

     COMMON AND PREFERRED STOCKS. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common

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stock in its claim on income for dividend  payments and on assets if the company is liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, the Portfolio may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.

     CONVERTIBLE SECURITIES AND WARRANTS. The Portfolio may invest in debt or preferred equity securities convertible into or exchangeable for equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than non-convertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertibles have been developed which combine higher or lower current income with options and other features. Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrants (generally, two or more years).


     FIXED INCOME SECURITIES. The Portfolio may invest up to 20% of its total assets in any type of investment-grade security. Such securities would be purchased in companies which meet the investment criteria for the Portfolio. The price of a bond fluctuates with changes in interest rates, rising when interest rates fall and falling when interest rates rise.


     ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Subadviser determines the liquidity of the Portfolio's investments and through reports from the Subadviser, the Board monitors investments in illiquid instruments. In determining the liquidity of the Portfolio's investments the Subadviser may consider various factors including (1) the frequency of trades and quotations,
(2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the Portfolio's rights and obligations relating to the investment). Investments currently considered by the Portfolio to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and non-government stripped fixed-rate mortgage-backed securities. Also, the Subadviser may determine some restricted securities government-stripped fixed-rate mortgage-backed securities loans and other direct debt instruments and swap agreements to be illiquid. However, with respect to over-the-counter options the Portfolio writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the Portfolio may have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by the Board of Trustees. If through a change in values, net assets or other circumstances, the Portfolio were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

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

     RESTRICTED SECURITIES generally can be sold in privately negotiated transactions pursuant to an exemption from registration under the Securities Act of 1933 or in a registered public offering. Where registration is required, the Portfolio may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to seek registration of the security.

     TEMPORARY INVESTMENTS. For temporary defensive purposes, the Portfolio may invest up to 20% of its total assets in money market funds and the following money market securities, denominated in U.S. dollars or in the currency of any foreign country, issued by entities organized in the U.S. or any foreign country: short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) obligations issued or guaranteed by the U.S. government or the governments of foreign countries, their agencies or instrumentalities; finance company and corporate commercial paper, and other short-term corporate obligations, in each case rated Prime-1 by Moody's or A or better by S&P or, if unrated, of comparable quality as determined by the Subadviser; obligations (including certificates of deposit, time deposits and bankers' acceptances) of banks; and repurchase agreements with banks and broker-dealers with respect to such securities.

     REPURCHASE AGREEMENTS. For temporary defensive purposes and for cash management purposes, the Portfolio may enter into repurchase agreements with U.S. banks and broker-dealers. A repurchase agreement involves the obligation of the seller to pay the agreed upon price which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security. Under a repurchase agreement, the Portfolio acquires a security from a U.S. bank or a registered broker-dealer who simultaneously agrees to repurchase the security at a specified time and price. The repurchase price is in excess of the purchase price by an amount which reflects an agreed-upon rate of return, which is not tied to the coupon rate on the underlying security. Under the 1940 Act, repurchase agreements are considered to be loans collateralized by the underlying security and therefore will be fully collateralized. However, if the seller should default on its obligation to repurchase the underlying security, the Portfolio may experience delay or difficulty in exercising its rights to realize upon the security and might incur a loss if the value of the security declines, as well as incur disposition costs in liquidating the security.

     The Portfolio may engage in repurchase agreements with respect to any security in which it is authorized to invest.

     While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Portfolio in connection with bankruptcy proceedings), it is the Portfolio's current policy to limit repurchase agreement transactions to parties whose creditworthiness has been reviewed and found satisfactory by the Subadviser.

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

     BORROWING. As a fundamental policy, the Portfolio may borrow up to one-third of the value of its total assets from banks to increase its holdings of portfolio securities. Under the Investment Company Act of 1940, the Portfolio is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Portfolio's holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on the Portfolio's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income or gains received from the securities purchased with borrowed funds.

     SECURITIES LENDING. The Portfolio may lend to broker-dealers portfolio securities with an aggregate market value of up to one-third of its total assets to generate income. Such loans must be secured by collateral (consisting of any combination of cash, U.S. government securities or irrevocable letters of credit) in an amount at least equal (on a daily market-to-market basis) to the current market value of the securities loaned. The Portfolio may terminate the loans at any time and obtain the return of the securities loaned within five business days. The Portfolio will continue to receive any interest or dividends paid on the loaned securities and will continue to retain any voting rights with respect to the securities. In the event that the borrower defaults on its obligation to return borrowed securities, because of insolvency or otherwise, the Portfolio could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent that the value of the collateral falls below the market value of the borrowed securities.

     Securities lending allows the Portfolio to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by the Subadviser to be of good standing. Furthermore, they will only be made if in the Subadviser's judgment the consideration to be earned from such loans would justify the risk.

     The Subadviser understands that it is the current view of the SEC Staff that the Portfolio may engage in loan transactions only under the following conditions: (1) the Portfolio must receive 100% collateral in the form of cash or cash equivalents (e.g. U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Portfolio must be able to terminate the loan at any time; (4) the Portfolio must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and to any increase in market value; (5) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

     Cash received through loan transactions may be invested in any security in which the Portfolio is authorized to invest. Investing this cash subjects that investment as well as the

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security loaned to market forces (i.e. capital appreciation or depreciation).

     FOREIGN INVESTMENTS. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies and of dividends and interest from such securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile.

     Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.

     In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments. Foreign markets may offer less protection to investors than U.S. markets.

     Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

     Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Subadviser will be able to anticipate or counter these potential events.

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

     The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

     The Portfolio may invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

     ADR's are depositary receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDR's and GDR's are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of the Portfolio's investment policies, the Portfolio's investments in depositary receipts will be deemed to be investments in the underlying securities.

     OPTIONS ON SECURITIES OR INDICES. The Portfolio may write (i.e., sell) covered put and call options and purchase put and call options on securities or securities indices that are traded on U.S. and foreign exchanges or in the over-the-counter markets. An option on a security is a contract that permits the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a securities index permits the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. The Portfolio may write a call or put option to generate income, and will do so only if the option is "covered." This means that so long as the Portfolio is obligated as the writer of a call option, it will own the underlying securities subject to the call, or hold a call at the same or lower exercise price, for the same exercise period, and on the same securities as the written call. A put is covered if the Portfolio maintains liquid assets with a value at least equal to the exercise price in a segregated account, or holds a put on the same underlying securities at an equal or greater exercise price.

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     FOREIGN  CURRENCY  TRANSACTIONS.  The Portfolio  may hold foreign  currency deposits from time to time and may convert dollars and foreign currencies in the foreign exchange markets. Currency conversion involves dealer spreads and other costs although commissions usually are not charged. Currencies may be exchanged on a spot (i.e., cash) basis, or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date, which is individually negotiated and privately traded by currency traders and their customers. Forward contracts generally are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity or may hold the contract to maturity and complete the contemplated currency exchange. The
Portfolio will generally not enter into a forward contract with a term of greater than one year. The Portfolio may use currency forward contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Portfolio.

     In connection with purchases and sales of securities denominated in foreign currencies, the Portfolio may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date. This technique is sometimes referred to as a settlement hedge or transaction hedge.

     The Subadviser expects to enter into settlement hedges in the normal course of managing the Portfolio's foreign investments. The Portfolio could also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency even if the specific investments have not yet been selected by the Subadviser.

     The Portfolio may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if the Portfolio owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations but would not offset changes in security values caused by other factors. The Portfolio could also hedge the position by selling another currency expected to perform similarly to the pound sterling - for example, by entering into a forward contract to sell Deutschemarks or European Currency Units in return for U.S. dollars. This type of hedge sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

     The Portfolio will not enter into forward contracts if, as a result, the Portfolio will have more than 20% of its total assets committed to the consummation of such contracts. Although forward contracts will be used primarily to protect the Portfolio from adverse currency

                                      118
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movements,  they also involve the risk that anticipated  currency movements will not be accurately predicted.

     Under certain conditions, SEC guidelines require mutual funds to set aside cash and appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC, guidelines the Fund will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The Fund will not segregate assets to cover forward contracts entered into for hedging purposes including settlement hedges position hedges and proxy hedges.

     Successful use of forward currency contracts will depend on the Subadviser's skill in analyzing and predicting currency values. Forward contracts may substantially change the Portfolio's investment exposure to changes in currency exchange rates and could result in losses to the Portfolio if currencies do not perform as the Subadviser anticipates. For example, if a currency's value rose at a time when the Subadviser had hedged the Portfolio by selling that currency in exchange for dollars, the Portfolio would be unable to participate in the currency's appreciation. If the Subadviser hedges currency exposure through proxy hedges, the Portfolio could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the Subadviser increases the Portfolio's exposure to a foreign currency and that currency's value declines, the Portfolio will realize a loss. There is no assurance that the Subadviser's use of forward currency contracts will be advantageous to the Portfolio or that it will hedge at an appropriate time. The policies described in this section are non-fundamental policies of the Portfolio.

     LIMITATIONS  ON FUTURES AND OPTIONS  TRANSACTIONS.  The Portfolio will not:
(a) sell futures contracts, purchase put options or write call options if, as a result, more than 50% of the Portfolio's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the Portfolio's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the Portfolio would exceed 5% of the Portfolio's total assets. The value of the underlying securities on which options may be written at any one time will not exceed 15% of the total assets of the Portfolio. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options. The above limitations on the Portfolio's investments in futures contracts and options and the Portfolio's policies regarding futures contracts and options discussed elsewhere in this Statement of Additional Information may be changed as regulatory agencies permit.

     FUTURES CONTRACTS. For hedging purposes only, the Portfolio may buy and sell financial futures contracts, stock index futures contracts, foreign currency futures contracts and options on any of the foregoing. A financial futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A futures contract on a

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foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a future date.

     When the Portfolio enters into a futures contract, it must make an initial deposit, known as "initial margin," as a partial guarantee of its performance under the contract. As the value of the security, index or currency fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract. In addition, when the Portfolio enters into a futures contract, it will segregate assets or "cover" its position in accordance with the 1940 Act. See "Asset Coverage for Futures and Options Positions."

     When the Portfolio purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When the Portfolio sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract.

     Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500 Composite Stock Price Index (S&P 500). Futures can be held until their delivery dates or can be closed out before then if a liquid secondary market is available.

     The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the Portfolio's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When the Portfolio sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes much as if the underlying instrument had been sold.

     FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value.

     If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Portfolio's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of the Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Portfolio.

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     PURCHASING PUT AND CALL OPTIONS.  By purchasing a put option, the Portfolio obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Portfolio pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices and futures contracts. The Portfolio may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Portfolio will lose the entire premium it paid. If the Portfolio exercises the option, it completes the sale of the underlying instrument at the strike price. The Portfolio may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

     The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

     The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price.

     A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

     WRITING PUT AND CALL OPTIONS. When the Portfolio writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium the Portfolio assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract, the Portfolio will be required to make margin payments to an FCM as described above for futures contracts. The Portfolio may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the Portfolio has written, however, the Portfolio must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes and must continue to set aside assets to cover its position.

     If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

     Writing a call option obligates the Portfolio to sell or deliver the option's underlying instrument in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally

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is a profitable  strategy if prices remain the same or fall.  Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

     COMBINED POSITIONS. The Portfolio may purchase and write options in combination with each other or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Portfolio may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

     CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match the Portfolio's current or anticipated investments exactly. The Portfolio may invest in options and futures contracts based on securities with different issuers, maturities or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Portfolio's other investments.

     Options and futures prices can also diverge from the prices of their underlying instruments even if the underlying instruments match the Portfolio's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts.

     The Portfolio may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Portfolio's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

     LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the Portfolio to enter into new positions or close out existing positions. If the secondary market for a

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contract is not liquid  because of price  fluctuation  limits or  otherwise,  it could prevent prompt liquidation of unfavorable positions, and potentially could require the Portfolio to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Portfolio's access to other assets held to cover its options or futures positions could also be impaired.

     OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Portfolio greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

     OPTIONS AND FUTURES RELATING TO FOREIGN CURRENCIES. The Portfolio may purchase put and call options and write covered put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign currency-denominated portfolio securities and against increases in the U.S. dollar cost of such securities to be acquired. As in the case of other kinds of options, however, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received, and the Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Portfolio's position, it may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by the Portfolio are traded on U.S. and foreign exchanges or over-the-counter.

         Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

     The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the Portfolio's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect the Portfolio against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the Portfolio's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Portfolio's investments exactly over time.

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

     ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. The Portfolio will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

     SHORT SALES. The Portfolio may enter into short sales "against the box" with respect to stocks it owns or has the right to obtain. For example, if the Subadviser anticipates a decline in the price of a stock it owns or has the right to obtain, it may sell the stock short "against the box" by borrowing the stock from a broker and then selling the borrowed stock. The Portfolio is then obligated to replace the borrowed stock, but is able to close the open short position by making delivery of the stock it owns or has the right to obtain. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline. The Portfolio currently intends to hedge no more than 15% of its total assets with short sales on equity securities under normal circumstances.

     When the Portfolio enters into a short sale, it will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to continue to hold them while the short sale is outstanding. The Portfolio will incur transaction costs, including interest expense, in connection with opening, maintaining, and closing short sales.

     CLOSED-END INVESTMENT COMPANIES. Some countries have authorized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. In accordance with the 1940 Act, the Portfolio may invest up to 10% of its total assets in securities of closed-end investment companies. This restriction on investments in securities of closed-end investment companies may limit opportunities for the Portfolio to invest indirectly in certain developing markets. Shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their net asset values. If the Portfolio acquires shares of closed-end investment companies, shareholders would bear both their proportionate share of expenses of the Portfolio (including management and advisory fees) and, indirectly, the expenses of such closed-end investment companies.

     OPEN-END INVESTMENT COMPANIES. The Portfolio may invest in money market funds, which are open-end investment companies, and foreign open-end investment companies. The Portfolio may also invest all of its assets in an open-end investment company having substantially the same investment objective as the Portfolio (See "Investment Objectives and Policies"). Some countries have authorized the formation of open-end investment companies to facilitate indirect foreign investment in their capital markets. In accordance with the 1940 Act, the Portfolio may invest up to 5% of the value of its total assets in the securities of any single open-end investment company and up to 10% of the value of its total assets in the securities of all open-end investment companies in which the Portfolio invests.

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     The Portfolio and any "affiliated persons" (as defined in the 1940 Act) may purchase in the aggregate only up to 3% of the total outstanding securities of any underlying open-end investment company. Accordingly, when affiliated persons hold shares of any of the underlying open-end investment companies, the Portfolio's ability to invest fully in shares of those open-end investment companies is restricted, and the Subadviser must then, in some instances, select alternative investments that would not have been its first preference.

     The 1940 Act also provides that an underlying open-end investment company whose shares are purchased by the Portfolio will be obligated to redeem shares held by the Portfolio only in an amount up to 1% of the underlying open-end investment company's outstanding securities during any period of less than 30 days. Shares held by the Portfolio in excess of 1% of an underlying open-end investment company's outstanding securities therefore, will be considered not readily marketable securities which together with other such securities may not exceed 15% of the Portfolio's assets.

     Investment decisions by the investment advisors of the underlying open-end investment companies are made independently of the Portfolio and its Subadviser. Therefore, the investment advisor of one underlying open-end investment company may be purchasing shares of the same issuer whose shares are being sold by the investment adviser of another such investment company. The result of this would be an indirect expense to the Portfolio without accomplishing any investment purpose.

     By investing in an open-end investment company indirectly through the Portfolio, an investor will bear not only his proportionate share of the expenses of the Portfolio (including operating costs and investment advisory and administrative fees) but also, indirectly, similar expenses of the underlying open-end investment company. In addition, a shareholder of the Portfolio indirectly bears any expenses paid by an underlying open-end investment company related to the distribution of its shares.

     PORTFOLIO TURNOVER. The portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the average monthly value of the Portfolio's securities, excluding securities having a maturity at the date of purchase of one year or less.

     High transaction costs could result when compared with other funds. High portfolio turnover may involve correspondingly greater brokerage commissions and other transaction costs which will be borne directly by the Portfolio. Trading may also result in realization of net short-term capital gains upon which shareholders may be taxed at ordinary tax rates when distributed from the Portfolio.


     The portfolio turnover rate for the Portfolio for the year ended December 31, 2002 was 32% (94% in 2001; 69% in 2000).


                               RISK CONSIDERATIONS
                               -------------------

     As with any investment in securities, the value of, and income from, an investment in the Portfolio can decrease as well as increase, depending on a variety of factors which may affect the

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

values and income generated by the Portfolio's portfolio securities, including general economic conditions and market factors. In addition to the factors which affect the value of individual securities, you may anticipate that the value of the shares of the Portfolio will fluctuate with movements in the broader equity and bond markets. A decline in the stock market of any country in which the Portfolio is invested may also be reflected in declines in the price of the shares of the Portfolio. Changes in currency valuations will also affect the price of the shares of the Portfolio. History reflects both decreases and increases in stock markets and currency valuations, and these may occur unpredictably in the future. The value of debt securities held by the Portfolio generally will vary inversely with changes in prevailing interest rates. Additionally, investment decisions made by the Subadviser will not always be profitable or prove to have been correct. The Portfolio is not intended as a complete investment program.

     The Portfolio has the right to purchase securities in any foreign developed country. You should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), foreign investment controls on daily stock market movements, default in foreign government securities, political or social instability, or diplomatic developments which could affect investment in securities of issuers in foreign nations. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the U.S. Foreign companies are not generally subject to uniform accounting or financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. The Portfolio may encounter difficulties or be unable to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts. Also, some countries may withhold portions of income and dividends at the source.

     Brokerage commissions, custodial services, and other costs relating to investment in foreign markets are generally more expensive than in the U.S. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlement has been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Portfolio are uninvested and no return is earned thereon. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Portfolio due to subsequent declines in value of the portfolio security or, if the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser.

     Prior governmental approval of non-domestic investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. Foreign ownership limitations also may be imposed by the charters of individual companies in developing countries to prevent, among other concerns, violation of foreign investment limitations.

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

     Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. The Portfolio could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

     Further, the economies of some foreign countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

     In many foreign markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S. There is an increased risk, therefore, of uninsured loss due to lost, stolen, or counterfeit stock certificates. In addition, the foreign securities markets of many of the countries in which the Portfolio may invest may also be smaller, less liquid, and subject to greater price volatility than those in the U.S.

     The Portfolio usually effects currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange transactions (to cover service charges) will be incurred when the Portfolio converts assets from one currency to another.

     Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on the Portfolio's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income or gains received from the securities purchased with borrowed funds.

     Use of futures contracts and related options is subject to special risk considerations. A liquid secondary market for any futures or options contract may not be available when a futures or options position is sought to be closed. In addition, there may be an imperfect correlation between movements in the securities or foreign currency on which the futures or options contract is based and movements in the securities or currency in the Fund's portfolio. Use of futures or options contracts is further dependent on the Subadviser's ability to correctly predict movements in the securities or foreign currency markets and no assurance can be given that its judgment will be correct. Successful use of options on securities or securities indices is subject to similar risk considerations. In addition, by writing covered call options, the Portfolio gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price.

     There are further risk factors, including possible losses through the holding of securities in domestic and foreign custodian banks and depositories, described elsewhere in this Statement of Additional Information.

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

                             PORTFOLIO TRANSACTIONS
                             ----------------------

     All orders for the purchase or sale of portfolio securities are placed on behalf of the Portfolio by the Subadviser pursuant to authority contained in the investment advisory agreement and investment subadvisory agreement. The Subadviser is also responsible for the placement of transaction orders for accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, the Subadviser considers various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the reasonableness of any commissions; and arrangements for payment of Portfolio expenses.

     The Portfolio's brokerage transactions involving securities of companies headquartered in countries other than the United States will be conducted primarily on the markets and principal exchanges of such countries. Foreign markets are generally not as developed as those located in the United States, which may result in higher transaction costs, delayed settlement and less liquidity for trades effected in foreign markets. Transactions on foreign exchanges are usually subject to fixed commissions that generally are higher than negotiated commissions on U.S. transactions. There is generally less government supervision and regulation of exchanges and brokers in foreign countries than in the United States.

     The Portfolio may execute portfolio transactions with broker-dealers who provide research and execution services to the Portfolio or other accounts over which the Subadviser or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The selection of such broker-dealers generally is made by the Subadviser (to the extent possible consistent with execution considerations) in accordance with a ranking of broker-dealers determined periodically by the Subadviser's investment staff based upon the quality of research and execution services provided.

     The receipt of research from broker-dealers that execute transactions on behalf of the Portfolio may be useful to the Subadviser in rendering investment management services to the Portfolio or the Subadviser's other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other Subadviser clients may be useful to the Subadviser in carrying out its obligations to the Portfolio. The receipt of such research is not expected to reduce the Subadviser's normal independent research activities; however, it enables the Subadviser to avoid the additional expenses that could be incurred if the Subadviser tried to develop comparable information through its own efforts.

     Subject  to  applicable   limitations  of  the  federal   securities  laws,
broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by

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

other broker-dealers in recognition of their research and execution services. In order to cause the Portfolio to pay such higher commissions, the Subadviser must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or the Subadviser's overall responsibilities to the Portfolio and its other clients. In reaching this determination, the Subadviser will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the compensation should be related to those services.

     The Subadviser is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the Portfolio or shares of other Meeder Advisor Funds' funds or Flex-funds' funds to the extent permitted by law.

     The Subadviser may allocate brokerage transactions to broker-dealers who have entered into arrangements with the Subadviser under which the broker-dealer allocates a portion of the commissions paid by the Portfolio toward payment of the Portfolio's expenses, such as transfer agent fees of Mutual Funds Service Co. or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

     The Trustees periodically review the Subadviser's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Portfolio and review the commissions paid by the Portfolio over representative periods of time to determine if they are reasonable in relation to the benefits to the Portfolio.

     From time to time, the Trustees will review whether the recapture for the benefit of the Portfolio of some portion of the brokerage commissions or similar fees paid by the Portfolio on portfolio transactions is legally permissible and advisable.

     The Portfolio seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment, whether it would be advisable for the Portfolio to seek such recapture.

     Although the Trustees and officers of the Trust are substantially the same as those of other portfolios managed by the Manager, investment decisions for the Portfolio are made independently from those of other portfolios managed by the Manager or accounts managed by affiliates of the Manager. It sometimes happens that the same security is held in the portfolio of more than one of these funds or accounts. Simultaneous transactions are inevitable when several portfolios are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one portfolio.

     When two or more portfolios are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a formula considered by the officers of the portfolios involved to be equitable to each portfolio. In some cases this system could have a detrimental effect on the price or value of the security as far as the Portfolio is concerned. In other cases, however, the ability of the Portfolio to participate in volume transactions will produce better executions and prices for the Portfolio. It is the current opinion of the Trustees that the desirability of retaining the Manager as investment adviser to the Portfolio outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

     The Portfolio may effect transactions in its portfolio securities on securities exchanges on a non-exclusive basis through Adviser Dealer Services, Inc., the distributor of the Fund's shares and an affiliate of the Manager (the "Distributor"), in its capacity as a broker-dealer.


     Brokerage commissions paid by the Portfolio on the purchase and sale of securities amounted to $29,914 for the year ended December 31, 2002 ($82,496 in 2001; $68,050 in 2000).


                        VALUATION OF PORTFOLIO SECURITIES
                        ---------------------------------

     Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Equity securities for which the primary market is the U.S. are valued at last sale price or, if no sale has occurred, at the closing bid price. Equity securities for which the primary market is outside the U.S. are valued using the official closing price or the last sale price in the principal market where they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or last bid price is normally used. Short-term securities are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. Fixed income securities are valued primarily by a pricing service that uses direct exchange quotes and a vendor security valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques.

     This twofold approach is believed to more accurately reflect fair value because it takes into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted, exchange, or over-the-counter prices.

     Securities and other assets for which there is no readily available market are valued in good faith by the Board of Trustees. The procedures set forth above need not be used to determine the value of the securities owned by the Fund if, in the opinion of the Board of Trustees, some other method (e.g., closing over-the-counter bid prices in the case of debt instruments traded on an exchange) would more accurately reflect the fair market value of such securities.

     Generally, the valuation of foreign and domestic equity securities, as well as corporate bonds, U.S. government securities, money market instruments, and repurchase agreements, is substantially completed each day at the close of the New York Stock Exchange (NYSE).

     The values of any such securities held by the Fund are determined as of such time for the purpose of computing the Fund's net asset value. Foreign security prices are furnished by independent brokers or quotation services which express the value of securities in their local

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

currency. The Manager gathers all exchange rates daily at approximately 3:00 p.m. Eastern time using the last quoted price on the local currency and then translates the value of foreign securities from their local currency into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of net asset value. If an extraordinary event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange on which that security is traded, then the security will be valued as determined in good faith by the Board of Trustees.

                                   PERFORMANCE
                                   -----------

     The Fund's performance may be used from time to time in advertisements, shareholder reports or other communications to shareholders or prospective shareholders. Performance information may include the Fund's investment results and/or comparisons of its investment results to the Morgan Stanley Capital International - Europe Australia, Far East (EAFE) Index, the Morgan Stanley Capital International Emerging Markets Free Index, or other various unmanaged indices or results of other mutual funds or investment or savings vehicles. All performance information supplied by the Fund in advertising is historical and is not intended to indicate future returns. The Fund's share price and total returns fluctuate in response to market conditions and other factors, and the value of Fund shares when redeemed may be more or less than their original cost.

     CALCULATION OF ANNUAL AVERAGE TOTAL RETURN BEFORE TAXES . The Fund may provide period and average annualized "total return" quotations. The Fund's "total return" refers to the change in the value of an investment in the Fund over a stated period based on any change in net asset value per share and including the value of any shares purchasable with any dividends or capital gains distributed during such period. Period total return may be annualized. Average annual total return smoothes out variations in performance and takes into account any applicable initial or contingent deferred sales charges.

     Total returns quoted in advertising reflect all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value over the period. Average annual returns will be calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the Fund's performance is not constant over time but changes from year to year and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

     In addition to average annual returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments or series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis. Total returns yields and other performance information may be quoted numerically, or in a table graph, or similar illustration.

     Total return is computed by finding the average annual compounded rates of return over the length of the base periods that would equate the initial amount invested to the ending redeemable value according to the following formula:

          P(1+T)(to the nth power) = ERV
          P = initial investment of $1,000
          T = average annual total return
          n = Number of years
          ERV = ending redeemable value at the end of the base period

INTERNATIONAL EQUITY FUND:


                                             Total Return
                        -------------------------------------------------------
                                                               Since Inception
                             1 Year            5 Years          (5.328 Years)
                          Period Ended       Period Ended       Period Ended
                        December 31, 2002  December 31, 2002  December 31, 2002
                        -----------------  -----------------  -----------------

Value of Account             $812.30             $417.71            $343.57
Average Total Return         -23.46%              -4.56%             -4.75%


CALCULATION OF AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS

     Average annual total return after taxes on distributions is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions, less the taxes due on such distributions, are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, but assumes that the redemption itself had no tax consequences. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

     Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phase-outs of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.


     The Fund's sales literature and advertising commonly refer to this calculation as the Fund's after-tax average annual total return (pre-liquidation). When considering the average annual total return after taxes on distributions quotations, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the Fund. The average annual total returns after taxes on distributions for the indicated periods ended December 31, 2002, were:

          1 YEAR (%)           5 YEARS (%)        SINCE INCEPTION (%)
          -----------------------------------------------------------
           -23.46                -5.70%                  -5.82%


     The following SEC formula was used to calculate these figures:

     P(1+T)^n = ATVD

     where:

     P    = a hypothetical initial payment of $1,000
     T    = average annual total return (after taxes on distributions)
     n    = number of years
     ATVD = ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on fund distributions but not after taxes on redemption.

CALCULATION OF AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES

     Average annual total return after taxes on distributions and sale of fund shares is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions and sale of fund shares. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, including taxes upon sale of fund shares. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

     Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phase-outs of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

     The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds, after deducting any non-recurring charges assessed at the end of the period, subtracting capital gains taxes resulting from the redemption, or adding the tax benefit from capital losses resulting from the redemption. In determining the basis for a reinvested distribution, the distribution is included net of taxes assumed paid from the distribution, but not net of any sales loads imposed upon reinvestment. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the initial investment and each subsequent purchase through reinvested distributions. Shares acquired through reinvestment of distributions are not assumed to have the same holding period as the initial investment. The tax character of such reinvestments is determined by the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. Capital gains taxes (or the benefit resulting from tax losses) is calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal law applicable on the redemption date. Shareholders are assumed to have sufficient capital gains of the same character from other investments to offset any capital losses from the redemption, so that the taxpayer may deduct the capital losses in full.


     The Fund's sales literature and advertising commonly refer to this calculation as the Fund's after-tax average annual total return (post-liquidation). When considering the average annual total return after taxes on distributions quotations, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the Fund. The average annual total returns after taxes on distributions and redemption for the indicated periods ended December 31, 2002,were:

          1 YEAR (%)           5 YEARS (%)        SINCE INCEPTION (%)
          -----------------------------------------------------------
            -14.29               -3.64                  -3.78


The following SEC formula was used to calculate these figures:

     P(1+T)^n = ATVDR

     where:

     P     = a hypothetical initial payment of $1,000
     T     = average  annual total  return  (after  taxes on  distributions  and redemptions)
     n     = number of years
     ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on fund distributions and redemption.

     NET ASSET VALUE. Charts and graphs using the Fund's net asset values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted net asset value includes any distributions paid by the Fund and reflects all elements of its return. Unless otherwise indicated, the Fund's adjusted net asset values are not adjusted for sales charges, if any.

     MOVING AVERAGES. The Fund may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing net asset value for a specified period. A short-term moving average is the average of each day's adjusted closing net asset value for a specified period. Moving Average Activity Indicators combine adjusted closing net asset values from the last business day of each week with moving averages for a specified period to produce indicators showing when a net asset value has crossed, stayed above, or stayed below its moving average.

     HISTORICAL FUND RESULTS. The Fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and total return is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper.

     From time to time, the Fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the Fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of the Meeder Advisor Funds or The Flex-funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.

     In advertising materials, the Trust may reference or discuss its products and services, which may include: other Meeder Advisor Funds or The Flex-funds; retirement investing; the effects of periodic investment plans and dollar cost averaging; saving for college; and charitable giving. In addition, the Fund may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to Fund management, investment philosophy, and investment techniques. The Fund may also reprint, and use as advertising and sales literature, articles from Reflexions, a quarterly magazine provided free of charge to Meeder Advisor Funds and Flex-funds shareholders.

     VOLATILITY. The Fund may quote various measures of volatility and benchmark correlation in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare the Fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

     MOMENTUM INDICATORS indicate the Fund's price movements over specific periods of time. Each point on the momentum indicator represents the Fund's percentage change in price movements over that period.

     The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

     The Fund may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.

     Unmanaged indexes that the Fund may use include the following:

     MORGAN STANLEY CAPITAL INTERNATIONAL -- SELECT EMERGING MARKETS INDEX -- is an unpublished index which includes common stocks of companies located in the countries 12 emerging markets.

     MORGAN STANLEY CAPITAL INTERNATIONAL -- EAFE (FREE) INDEX -- is an arithmetic, market value-weighted average of the performance of over 1,000 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

     MSCI EMF INDEX -- an arithmetic, market value-weighted average of the performance of securities listed on the stock exchanges of twenty-two developing countries.

     MSCI EAFE + SELECT EMF INDEX -- an arithmetic, market value-weighted average of the performance of securities listed on the stock markets of Europe, Australia, the Far East and fourteen developing countries.

     FT - ACTUARIES WORLD INDEX -- includes approximately 2,400 securities from 24 countries including the U.S.

     FT - ACTUARIES EURO-PACIFIC INDEX -- a subset of the FT Actuaries World Index, which excludes companies in the U.S., Canada, Mexico and South Africa.

     SALOMON-RUSSELL PRIMARY MARKET INDEX -- consists of the approximately 700 largest stocks within 23 countries.

     SALOMON-RUSSELL EXTENDED MARKET INDEX -- consists of approximately 1,000 medium and small capitalization stocks from 23 countries.

     SALOMON-RUSSELL BROAD MARKET INDEX -- consists of all of the stocks within the Primary Market Index and the Extended Market Index.

     RUSSELL UNIVERSE OF NON-U.S. EQUITY PORTFOLIOS -- a universe of separate accounts and pooled funds available to U.S. investors, which invest in international equities.

     RUSSELL UNIVERSE OF WORLD EQUITY PORTFOLIOS -- a universe of equity-oriented global portfolios.

     LIPPER INTERNATIONAL UNIVERSE -- a universe of mutual funds that invest in international equities.

     LIPPER DIVERSIFIED INTERNATIONAL UNIVERSE -- a universe of mutual funds that invest in international equities from more than one country.

     LIPPER INTERNATIONAL AVERAGE -- the average return of the portfolios included in the Lipper International Universe.

     LIPPER DIVERSIFIED INTERNATIONAL AVERAGE -- the average return of the portfolios included in the Lipper Diversified International Universe.

     STANDARD AND POOR'S 500 COMPOSITE STOCK PRICE INDEX -- is a well diversified list of 500 companies representing the U.S. stock market.

     WILSHIRE 5000 EQUITY INDEX -- consists of more than 6,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available.

     WILSHIRE 4500 EQUITY INDEX -- consists of all stocks in the Wilshire 5000 except for the 500 stocks in the Standard and Poor's 500 Index.

     SALOMON BROTHERS HIGH-GRADE CORPORATE BOND INDEX -- consists of publicly issued, non-convertible corporate bonds rated Aa or Aaa. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

     BARING EMERGING MARKETS INDEX -- a diversified index of approximately 250 relatively liquid stocks from 13 emerging market countries.

     SALOMON BROTHERS BROAD INVESTMENT-GRADE BOND -- is a market-weighted index that contains approximately 4,700 individually priced investment-grade corporate bonds rated BBB or better, U.S. Treasury and agency issues and mortgage pass-through securities.

     SHEARSON LEHMAN LONG-TERM TREASURY BOND -- is composed of all bonds covered by the Shearson Lehman Hutton Treasury Bond Index with maturities of 10 years or greater.

     NASDAQ INDUSTRIAL INDEX -- is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

     COMPOSITE INDEX -- 65% Standard & Poor's 500 Index and 35% Lehman Long-Term Corporate AA or Better Bond Index.

     COMPOSITE INDEX -- 65% Lehman Long-Term Corporate AA or Better Bond Index and a 35% weighting in a blended equity composite (75% Standard & Poor's/BARRA Value Index and 25% Standard & Poor's Utilities Index).

     LEHMAN  LONG-TERM  CORPORATE  AA OR BETTER  BOND INDEX --  consists  of all
publicly    issued,    fixed    rate,     nonconvertible    investment    grade,
dollar-denominated, SEC-registered corporate debt rated AA or AAA.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
                 ----------------------------------------------


     The Fund is open for business and its net asset value per share (NAV) is calculated each day the NYSE is open for trading. The NYSE has designated the following holiday closings for 2003: New Year's Day, Martin Luther King Day, Washington's Birthday (observed), Good Friday, Memorial Day (observed),
Independence Day (observed), Labor Day, Thanksgiving Day, and Christmas Day (observed). Although the Manager expects the same holiday schedule to be observed in the future, the NYSE may modify its holiday schedule at any time.


     The Fund's net asset value is determined as of 3:00 p.m. Eastern time. To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, the Fund's

NAV may be affected on days when investors do not have access to the Fund to purchase or redeem shares. If the Trustees determine that existing conditions make cash payment undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing the Fund's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.


     Shareholders of the Fund will be able to exchange their shares for shares of The Flex-funds Money Market Fund. No fee or sales load will be imposed upon the exchange. The purchase date would be deemed to be the date of the initial purchase rather than the date of the exchange. Shareholders of The Flex-funds Money Market Fund who acquired such shares upon exchange of shares of the Fund may use the exchange privilege only to acquire shares of the Fund.


     Additional details about the exchange privilege and prospectuses for The Flex-funds Money Market Fund are available from the Fund's Transfer Agent. The exchange privilege may be modified terminated or suspended on 60 days' notice, and any fund, including the Fund, or the Distributor, has the right to reject any exchange application relating to such fund's shares. The 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) the Fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.

     In the Prospectus, the Fund has notified shareholders that it reserves the right at any time, without prior notice to refuse exchange purchases by any person or group if, in the Subadviser's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

     LETTERS OF INTENT. Reduced sales charges are also available to investors (or an eligible group of related investors) who enter into a written Letter of Intent providing for the purchase, within a thirteen-month period, of shares of the Fund. All shares of the Fund which were previously purchased and are still owned are also included in determining the applicable reduction. The Transfer Agent must be notified at the time of purchase that the investor is entitled to a reduced sales charge. The reduced sales charges will be granted subject to confirmation of the investor's holdings. Letters of Intent are not available to individual participants in retirement and group plans described below under "Meeder Advisor Funds Retirement Plans."

     A Letter of Intent permits a purchase to establish a total investment goal to be achieved by any number of investments over a thirteen-month period. Each investment made during the period will receive the reduced sales charge applicable to the amount represented by the goal, as if it were a single investment. Shares totaling 5% of the dollar amount of the Letter of Intent will be held by the Transfer Agent in escrow in the name of the purchaser. The effective date of a Letter of Intent may be back-dated up to 90 days, in order that any investments made during this 90-day period, valued at the purchaser's cost, can be applied to the fulfillment of the Letter of Intent goal.

     The Letter of Intent does not obligate the investor to purchase, nor the Fund to sell, the indicated amount. In the event the Letter of Intent goal is not achieved within the thirteen-month period, the purchaser is required to pay the difference between the sales charge otherwise applicable to the purchases made during this period and sales charges actually paid. Such payment may be made directly to the Transfer Agent or, if not paid, the Transfer Agent will liquidate sufficient escrowed shares to obtain such difference. If the goal is exceeded in an amount which qualifies for a lower sales charge, a price adjustment is made by refunding to the purchaser the amount of excess sales charge, if any, paid during the thirteen-month period. Investors electing to purchase shares of the Fund pursuant to a Letter of Intent should carefully read such Letter of Intent.

     AUTOMATIC ACCOUNT BUILDER. An investor may arrange to have a fixed amount of $100 or more automatically invested in shares of the Fund monthly by authorizing his or her bank account to be debited to invest specified dollar amounts in shares of the Fund. The investor's bank must be a member of the Automatic Clearing House System.

     Further information about these programs and an application form can be obtained from the Fund's Transfer Agent.

     SYSTEMATIC WITHDRAWAL PROGRAM. A systematic withdrawal plan is available for shareholders having shares of the Fund with a minimum value of $10,000, based upon the offering price. The plan provides for monthly, quarterly or annual checks in any amount, but not less than $100 (which amount is not necessarily recommended).

     Dividends and/or distributions on shares held under this plan are invested in additional full and fractional shares at net asset value. See "Shareholder Investment Account - Automatic Reinvestment of Dividends and/or Distributions" above. The Transfer Agent acts as agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the periodic withdrawal payment. The plan may be terminated at any time.

     Withdrawal payments should not be considered as dividends, yield or income. If periodic withdrawals continuously exceed reinvested dividends and distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted.

     Furthermore, each withdrawal constitutes a redemption of shares, and any gain or loss realized must be recognized for federal income tax purposes. In addition, withdrawals made concurrently with purchases of additional shares are inadvisable because of the applicable sales charges to the purchase of shares. Each shareholder should consult his or her own tax adviser with regard to the tax consequences of the plan, particularly if used in connection with a retirement plan.

                             DISTRIBUTIONS AND TAXES
                             -----------------------

     DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. The International Equity Fund's dividends, if any, will be declared payable to shareholders on at least an annual basis. In December, the Fund may distribute an additional ordinary income dividend (consisting of net short-term capital gains and undistributed income) in order to preserve its status as a registered investment company (mutual fund) under the Internal Revenue Code. Net long-term capital gains, if any, also are declared and distributed in December.

     A portion of the Fund's dividends derived from certain U.S. government obligations may be exempt from state and local taxation. Gains (losses) attributable to foreign currency fluctuations are generally taxable as ordinary income and therefore will increase (decrease) dividend distributions. The Fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

     Long-term capital gains earned by the Fund on the sale of securities by the Portfolio and distributed to shareholders of the Fund are federally taxable as long-term capital gains regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of the Fund and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes.

     Short-term   capital  gains   distributed   by  the  Fund  are  taxable  to
shareholders as dividends not as capital gains. Distributions from short-term capital gains do not qualify for the dividends-received deduction.

     If you request to have distributions mailed to you and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, the Subadviser may reinvest your distributions at the then-current NAV. All subsequent distributions will then be reinvested until you provide the Subadviser with alternate instructions.

     FOREIGN TAXES. Foreign governments may impose taxes on the International Equity Fund and its investments and these taxes generally will reduce the International Equity Fund's distributions. However, an offsetting tax credit or deduction may be available to you. If so, your tax statement will show more taxable income or capital gains than were actually distributed by the International Equity Fund, but will also show the amount of the available offsetting credit or deduction.

     TAX STATUS OF THE FUND. The Trust files federal income tax returns for the Fund. The Fund is treated as a separate entity from the other funds of the Meeder Advisor Funds Trust for federal income tax purposes.

     The Fund intends to qualify each year as a "regulated investment company" for tax purposes so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company and avoid being subject to federal income or excise taxes at the Fund level, the Fund intends to distribute substantially all of its net investment income (consisting of the income it earns from its investment in the Portfolio, less expenses) and net realized capital gains within each calendar year as well as on a fiscal year basis. The Fund might deviate from this policy, and incur a tax liability, if this were necessary to fully protect shareholder values. The Fund intends to comply with other tax rules applicable to regulated investment companies.


     The International Equity Fund qualified as a "regulated investment company" for each of the last six fiscal years.


     If the Fund purchases shares in certain foreign investment entities, defined as passive foreign investment companies (PFICs) in the Internal Revenue Code, it may be subject to U.S. federal income tax on a portion of any excess distribution or gain from the disposition of such shares. Interest charges may also be imposed on the Portfolio with respect to deferred taxes arising from such distributions or gains.

     OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting the Fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on Fund distributions. Investors should consult their tax advisers to determine whether the Fund is suitable to their particular tax situation.

                         INVESTMENT ADVISER AND MANAGER
                         ------------------------------


     Meeder Asset Management, Inc. (the "Manager"), formerly known as R. Meeder & Associates, Inc., is the investment adviser and manager for, and has an Investment Advisory Contract with, the Fund.

     Pursuant to the Investment Advisory Contract with the Fund, the Manager, subject to the supervision of the Fund's Board of Trustees and in conformity with the stated objective and policies of the Fund, manages both the investment operations of the Fund and the composition of the Fund's portfolio, including the purchase, retention, disposition and loan of securities. In connection therewith, the Manager is obligated to keep certain books and records of the Fund. The Manager also administers the Fund's corporate affairs, and in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by U.S. Bank, NA, the Fund's custodian and Mutual Funds Service Co., the Fund's transfer and disbursing agent. The management services of the Manager are not exclusive under the terms of the Investment Advisory Agreement and the Manager is free to, and does, render management services to others.

     The Investment Advisory Contract for the Fund was separately approved by a vote of a majority of the Trustees, including a majority of those Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Trust. The Investment Advisory Contract is to remain in force so long as renewal thereof is specifically approved at least annually by a majority of the Trustees or by vote of a majority of the outstanding voting securities of the Fund, and in either case by vote of a majority of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) at a meeting called for the purpose of voting on such renewal.


     The Investment Advisory Contract provides that the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Investment Advisory Contract relates except for a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Investment Advisory Contract will terminate automatically if assigned and may be terminated without penalty at any time upon 60 days' prior written notice by Majority Vote of the Fund, by the Trustees of the Trust, or by the Manager.

     Costs, expenses and liabilities of the Trust attributable to a particular fund are allocated to that fund. Costs, expenses and liabilities which are not readily attributable to a particular fund are allocated among all of the Trust's funds. Thus, each fund pays its proportionate share of: the fees of the Trust's independent auditors, legal counsel, custodian, transfer agent and accountants; insurance premiums; the fees and expenses of Trustees who do not receive compensation from the Manager or the Subadviser; association dues; the cost of printing and mailing confirmations, prospectuses, proxies, proxy statements, notices and reports to existing shareholders; state registration fees; distribution expenses within the percentage limitations of the distribution and service plan, including the cost of printing and mailing of prospectuses and other materials incident to soliciting new accounts; and other miscellaneous expenses.

     Expenses of the Fund also include all fees under its Accounting and Administrative Service Agreement; expenses of meetings of shareholders and Trustees; the advisory fees payable to the Manager under the Investment Advisory Contract and other miscellaneous expenses.


     The Manager earns an annual fee at the rate of 1% of the average net assets of the Portfolio, payable in monthly installments.

     For the year ended December 31, 2002, the Portfolio paid investment advisory fees to the Manager totaling $224,073 ($231,684 in 2001; $232,386 in 2000).

     For the year ended December 31, 2002, the Manager reimbursed expenses totaling $0 in the International Equity Fund.

     Meeder Asset Management, Inc. was incorporated in Ohio on February 1, 1974 and maintains its principal offices at 6000 Memorial Drive, Dublin, Ohio 43017. The Manager is a wholly-owned subsidiary of Meeder Financial, Inc., a holding company which is controlled by Robert S. Meeder, Sr. through ownership of common stock. Meeder Financial conducts business only through its five subsidiaries, which are the Manager; Mutual Funds Service Co., the Trust's transfer agent; Meeder Advisory Services, Inc., a registered investment adviser; OMCO, Inc., a registered commodity trading adviser; and Adviser Dealer Services, Inc., a broker-dealer and the Fund's distributor.

     The Manager's officers and directors are as set forth as follows: Robert S. Meeder, Sr., Chairman and Sole Director; Ronald C. Paul, Treasurer; Donald F. Meeder, Assistant Secretary; Robert S. Meeder, Jr., President; David M. Rose, Chief Operating Officer, and Wesley F. Hoag, Vice President, Secretary and General Counsel. Mr. Robert S. Meeder, Sr. is President and a Trustee of the Trust and each Portfolio. Mr. Robert S. Meeder, Jr. is a Trustee and officer of the Trust and each Portfolio. Each of Messrs. Donald F. Meeder and Wesley F. Hoag is an officer of the Trust and each Portfolio. Mr. Robert S. Meeder, Sr. is a director of the Distributor.

     The Manager and Subadviser may use their resources to pay expenses associated with the sale of the Fund's shares. This may include payments to third parties such as banks or broker-dealers that provide shareholder support services or engage in the sale of the Fund's shares. However, the Fund does not pay the Manager any separate fees for this service.

                              INVESTMENT SUBADVISER
                              ---------------------


     CGU Fund Management ("CGU FM" or "Subadviser"), No. 1 Poultry, London, England EC2R 8EJ, serves as the Portfolio's Subadviser. CGU FM is a wholly-owned subsidiary of Aviva Plc, an international insurance and financial services organization that was formed as a result of the mergers of Commercial Union and General Accident in 1998 and Norwich Union in 2000. The Investment Subadvisory Agreement provides that the Subadviser shall furnish investment advisory services in connection with the management of the Portfolio. In connection therewith, the Subadviser is obligated to keep certain books and records of the Portfolio. The Manager continues to have responsibility for all investment advisory services pursuant to the Investment Advisory Agreement and supervises the Subadviser's performance of such services. Under the Investment Subadvisory Agreement, the Manager, not the Portfolio, pays the Subadviser a fee, computed daily and payable monthly, in an amount equal to 100% of the investment advisory fees received by the Manager under its investment advisory contract with the Portfolio with regard to the first $10 million of average net assets of the Portfolio, 30% of such advisory fees received by the Manager with regard to the next $10 million of average net assets of the Portfolio and 65% of such advisory fees received by the Manager with regard to average net assets of the Portfolio greater than $20 million.

     The Investment Subadvisory Agreement provides that the Subadviser will not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Portfolio, except a loss resulting from misfeasance, bad faith, gross negligence or reckless disregard of duty. The Investment Subadvisory Agreement provides that it will terminate automatically if assigned, and that it may be terminated without penalty by the Manager, the Subadviser, the Trustees or by the vote of a majority of the outstanding voting securities of the Portfolio upon not less than 60 days' written notice. The Investment Subadvisory Agreement will continue in effect for a period of more than two years from the date of execution only so long as such continuance is specifically approved at least annually in conformity with the 1940 Act. The Investment Subadvisory Agreement was approved by the Trustees, including all of the Trustees who are not parties to the contract or "interested persons" of any such party, and by the shareholders of the Fund.

     As of March 31, 2003, the Subadviser owned beneficially and of record 73% of the issued and outstanding shares of the Fund. As a result, the Subadviser controls the Fund. Because of this control, the Subadviser could prevent a change in the investment advisers or subadvisers (including the Subadviser itself) of the Portfolio that is favored by other shareholders. The Subadviser could also cause a change in the investment advisers or subadvisers of the Portfolio that is opposed by other shareholders.


                              TRUSTEES AND OFFICERS
                              ---------------------

         The Trust is managed by its trustees and officers. Their names, positions and principal occupations during the past five years are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Except as otherwise shown, all persons named as Trustees also serve in similar capacities for other funds advised by the Manager, including The Flex-funds and the corresponding portfolios of the Meeder Advisor Funds and The Flex-funds (collectively, the "Fund Complex"). Unless otherwise noted, the business address of each Trustee and officer is 6000 Memorial Drive, Dublin, Ohio 43017, which is also the address of the Manager. Those Trustees who are "interested persons" (as defined in the Investment Company Act of 1940) by virtue of their affiliation with the Trust, the Manager, the Subadviser or other subadvisers are indicated by an asterisk (*). The Trust is managed by its Trustees and officers. Their names, positions and principal occupations during the past five years are listed below:

"Non-Interested" Trustees

------------------------------------------------------------------------------------------------------------------
                                                                                    Number of
                                                                                    Portfolios
                                         Year First                                 in Fund       Other
                                         Elected A                                  Complex       Directorships
                                         Director of    Principal Occupation(s)     Overseen by   Held by
Name, Address and Age    Position Held   Fund Complex1  During Past Five Years      Trustee       Trustee2
------------------------------------------------------------------------------------------------------------------

MILTON S. BARTHOLOMEW,   Trustee         1982           Retired; formerly a         13            None
74                                                      practicing attorney in
1424 Clubview                                           Columbus, Ohio; member of
Boulevard, S.                                           the Fund's Audit
Worthington, OH  43235                                  Committee.
------------------------------------------------------------------------------------------------------------------
ROGER D. BLACKWELL, 62   Trustee         1994           Professor of Marketing      13            Airnet
Blackwell Associates,                                   and Consumer Behavior,                    Systems,
Inc.                                                    The Ohio State                            Anthony &
3380 Tremont Road                                       University; President of                  Sylvan,
Columbus, OH  43221                                     Blackwell Associates,                     Applied
                                                        Inc., a strategic                         Industrial
                                                        consulting firm.                          Technologies,
                                                                                                  Diamond Hill,
                                                                                                  Max & Erma's,
                                                                                                  Frontstep,
                                                                                                  Value City
                                                                                                  Department
                                                                                                  Stores
------------------------------------------------------------------------------------------------------------------
WALTER L. OGLE, 65       Trustee         1984           Retired; formerly           13            Southtrust
500 Ocean Drive                                         Executive Vice President                  Bank, N.A.
Juno Beach, FL  33408                                   of Aon Consulting, an                     Florida
                                                        employee benefits
                                                        consulting group; member
                                                        of the Fund's Audit
                                                        Committee.
------------------------------------------------------------------------------------------------------------------

                                      145

------------------------------------------------------------------------------------------------------------------
CHARLES A. DONABEDIAN,   Trustee         1997           President, Winston          13            None
60                                                      Financial, Inc., which
Winston Financial, Inc.                                 provides a variety of
200 TechneCenter                                        marketing and consulting
Drive, Suite 200                                        services to investment
Milford, OH  45150                                      management companies;
                                                        CEO, Winston Advisors,
                                                        Inc., an investment
                                                        adviser; member of the
                                                        Fund's Audit Committee.
------------------------------------------------------------------------------------------------------------------
JAMES W. DIDION, 72      Trustee         1982, 1998     Retired; formerly           13            None
8781 Dunsinane Drive                                    Executive Vice President
Dublin, OH  43017                                       of Core Source, Inc., an
                                                        employee benefit and
                                                        Workers' Compensation
                                                        administration and
                                                        consulting firm
                                                        (1991-1997).
------------------------------------------------------------------------------------------------------------------
JACK W. NICKLAUS II, 41  Trustee         1998           Designer, Nicklaus          13            None
11780 U.S. Highway #1                                   Design, a golf course
North Palm Beach, FL                                    design firm and division
33408                                                   of The Nicklaus Companies.
------------------------------------------------------------------------------------------------------------------

"Interested" Trustees3,4

------------------------------------------------------------------------------------------------------------------
                                         Year First                                 Number of
                                         Elected a                                  Portfolios
                                         Director                                   in Fund
                                         and/or                                     Complex       Other
Name, Address and                        Officer of     Principal Occupation(s)     Overseen by   Directorships
Age                      Position Held   the Fund1      During Past Five Years      Trustee       Held by Trustee
------------------------------------------------------------------------------------------------------------------
ROBERT S. MEEDER,        Trustee/        1982           Chairman of Meeder Asset    13            None
SR.*+, 74                President                      Management, Inc., an
                                                        investment adviser;
                                                        Chairman and Director of
                                                        Mutual Funds Service Co.,
                                                        the Fund's transfer
                                                        agent; Director of
                                                        Adviser Dealer Services,
                                                        Inc., the Fund's
                                                        Distributor.
------------------------------------------------------------------------------------------------------------------
Robert S. Meeder,        Trustee and     1992           President of Meeder Asset   13            None
Jr.*, 41                 Vice President                 Management, Inc.
------------------------------------------------------------------------------------------------------------------

                                      146

Other Officers4

--------------------------------------------------------------------------------------------------------
                                                Year First
                                                Elected an
                                                Officer of the    Principal Occupation(s)
Name, Address and Age    Position Held          Fund1             During Past Five Years
--------------------------------------------------------------------------------------------------------
DONALD F. MEEDER*+, 64   Assistant Secretary    1982              Assistant Secretary and Vice
                                                                  President of Meeder Asset
                                                                  Management, Inc.; Assistant
                                                                  Secretary of Mutual Funds Service
                                                                  Co., the Fund's transfer agent.
--------------------------------------------------------------------------------------------------------
WESLEY F. HOAG*+, 46     Vice President and     1994              Vice President, Secretary and
                         Secretary                                General Counsel of Meeder Asset
                                                                  Management, Inc. and Mutual Funds
                                                                  Service Co., the Fund's transfer
                                                                  agent; Secretary of Adviser Dealer
                                                                  Services, Inc. (since July 1993);
                                                                  Attorney, Porter, Wright, Morris &
                                                                  Arthur, a law firm (October 1984 to
                                                                  June 1993).
--------------------------------------------------------------------------------------------------------
BRUCE E. MCKIBBEN*+, 33  Treasurer              1999              Treasurer and Manager/
                                                                  Fund Accounting and Financial
                                                                  Reporting, Mutual Funds Service Co.,
                                                                  the Fund's transfer agent (since
                                                                  April 1997).
--------------------------------------------------------------------------------------------------------

1 Trustees and Officers of the Fund serve until their resignation, removal or retirement.


2 This includes all directorships (other than those in the Fund Complex) that are held by each trustee as a director of a public company or a registered investment company.

3 "Interested Persons" within the meaning of the 1940 Act on the basis of their affiliation with the Fund Complex Investment Adviser, Meeder Asset Management, Inc., or its affiliated entities.

4 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Meeder Asset Management, Inc. serves as Investment Adviser.


* Robert S. Meeder, Sr. is deemed an "interested person" of the Trust by virtue of his position as Chairman of Meeder Asset Management, Inc., the investment adviser of the Portfolio. Robert S. Meeder, Jr. is deemed an "interested person" of the Trust by virtue of his position as President of Meeder Asset Management, Inc., the investment adviser of the Portfolio. Wesley F. Hoag is deemed an "interested person" of the Trust by virtue of his position as Vice President and Secretary of Meeder Asset Management, Inc., the investment adviser of the Portfolio. Donald F. Meeder is deemed an "interested person" of the Trust by virtue of his position as Assistant Secretary of Meeder Asset Management, Inc., the investment adviser ofthe Portfolio. Bruce E. McKibben is deemed an "interestd person" of the Trust by virtue of his position as an employee of Meeder Asset Management, Inc., the investment adviser of the Portfolio.


+ P.O. Box 7177, 6000 Memorial Drive, Dublin, Ohio 43017.

     Robert S. Meeder, Sr. is Robert S. Meeder, Jr.'s father and Donald F. Meeder's uncle.

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2002


---------------------------------------------------------------------------------------------------------
                                                                  Aggregate Dollar Range1 of Shares Owned
                                      Dollar Range of Fund        in All Funds Within The Fund Complex
Name of Director                      Shares Owned1               Overseen by Trustee
---------------------------------------------------------------------------------------------------------
"Non-Interested" Trustees
Milton S. Bartholomew                 $50,001 - $100,000          Over $100,000
---------------------------------------------------------------------------------------------------------
Roger D. Blackwell                    $0                          Over $100,000
---------------------------------------------------------------------------------------------------------
Walter L. Ogle                        $1 - $10,000                Over $100,000
---------------------------------------------------------------------------------------------------------
Charles A. Donabedian                 $0                          $50,001-$100,000
---------------------------------------------------------------------------------------------------------
James W. Didion                       $0                          $1 - $10,000
---------------------------------------------------------------------------------------------------------
Jack W. Nicklaus II                   $0                          $10,000 - $50,000
---------------------------------------------------------------------------------------------------------
"Interested"  Trustees

Robert S. Meeder, Sr.                 $0                          Over $100,000
---------------------------------------------------------------------------------------------------------
Robert S. Meeder, Jr.                 $1 - $10,000                Over $100,000
---------------------------------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000 and over $100,000. The amounts listed for
"interested" trustees include shares owned through Meeder Asset Management, Inc.'s retirement plan and 401(k) Plan.


     The following table shows the compensation paid by the Fund and Fund Complex as a whole to the Trustees of the Fund and the Fund Complex during the fiscal year ended December 31, 2002.


                               COMPENSATION TABLE

                                                                                 Total
                                               Pension or                        Compensation
                                               Retirement                        from
                                               Benefits         Estimated        Registrant and
                              Aggregate        Accrued as       Annual           Fund Complex
                              Compensation     Part of Fund     Benefits Upon    Paid to
Trustee                       from the Fund1   Expense          Retirement       Trustee1, 2
-------                       --------------   -------          ----------       -----------
Robert S. Meeder, Sr.         None             None             None             None


Milton S. Bartholomew         1,118            None             None             13,671


Robert S. Meeder, Jr.         None             None             None             None


Walter L. Ogle                1,118            None             None             13,671

Roger A. Blackwell            1,035            None             None             12,671

Charles A. Donabedian         1,118            None             None             13,671

James Didion                  1,035            None             None             12,671

Jack W. Nicklaus II           1,035            None             None             12,671

1 Compensation figures include cash and amounts deferred at the election of certain non-interested Trustees. For the calendar year ended December 31, 2002, participating non-interested Trustees accrued deferred compensation from the funds as follows: Milton S. Bartholomew - $1,118, Roger A. Blackwell - $1,035, Charles A. Donabedian - $1,118, Jack W. Nicklaus II - $1,035, and Walter L. Ogle
- $1,118.

2 The Fund Complex consists of 13 investment companies.

     Each Trustee who is not an "interested person" is paid a meeting fee of $250 per meetingfor each of the hub Portfolios and each of the funds in the Fund Complex that is not invested in a hub Portfolio. In addition, each such Trustee earns an annual fee, payable quarterly, based on the average net assets in the Money Market Portfolio, each fund in the Fund Complex that is not invested in a hub Portfolio, and the International Equity Fund based on the following schedule: Money Market Portfolio, 0.0005% of the amount of average net assets between $500 million and $1 billion; 0.00025% of the amount of average net assets exceeding $1 billion. For each of thefunds in the Fund Complex that is not invested in a hub Portfolio, and the International Equity Fund, each Trustee is paid a fee of 0.00375% of the amount of each such fund's average net assets exceeding $15 million. Members of the Audit Committee for each of the Meeder Advisor Funds and The Flex-funds Trusts, and the Portfolios are paid $500 for each Committee meeting attended. Trustee fees for the Fund totaled $6,459 for the year ended December 31, 2002 ($7,932 in 2001; $7,965 in 2000). All other officers and Trustees serve without compensation from the Trust.

     The Board maintains two standing committees: the Audit Committee and the Nominating Committee. The Audit Committee is generally responsible for recommending the selection of the Trust's independent auditors, including evaluating their independence and meeting with such accountants to consider and review matters relating to the Trust's financial reports and internal accounting. The Audit Committee is comprised of the following independent Trustees of the Trust: Charles Donabedian, Milton Bartholomew and Walter Ogle. The Nominating Committee is comprised of the following independent Trustees of the Trust: James Didion, Roger Blackwell and Charles Donabedian. The Trust's Nominating Committee is responsible for the nomination of trustees to the Board. When vacancies arise or elections are held, the Committee considers qualified nominations including those recommended by shareholders who provide a written request (including qualifications) to the Nominating Committee in care of the Trust's address at 6000 Memorial Drive, Dublin, Ohio 43017. During the fiscal year ended December 31, 2002, the Audit Committee met two times and the Nominating Committee did not meet.


     During the past fiscal year, the Trustees considered and approved the renewal of the Portfolio's investment advisory agreement with the Manager. In connection with this annual review, the Trustees, with the advice and assistance of independent counsel for the Trust, received and considered information and reports relating to the nature, quality and scope of the services provided to the Portfolio and the Fund by the Manager and its affiliates. The Trustees considered the level of and the reasonableness of the fees charged for these services, together with comparative fee and expense information showing, among other things, the fees paid for advisory, administrative, transfer agency, fund accounting and shareholder services and the total expense ratio of the Fund relative to its peer group of mutual funds. In addition, the Trustees considered, among other factors:

     o the effect of the investment advisory fee and fund administration fee structure on the expense ratio of the Fund;

     o the effect of the investment advisory fee and fund administration fee structure on the nature or level of services to be provided the Fund;


     o    the investment performance of the Portfolio;


     o    information  on  the  investment  performance,   advisory  fees,  fund
          administration fees and expense ratios of other registered investment companies within the Trust;

     o information on the investment performance, advisory fees, fund administration fees and expense ratios of other investment companies not advised by the Manager but believed to be generally comparable in their investment objectives and size to the Fund;

     o the investment approach used by the Manager in the daily management of the Portfolio;

     o    information on personnel of the Manager's investment committee;

     o the continuing need of the Manager to retain and attract qualified investment and service professionals to serve the Trust in an increasingly competitive industry;

     o    soft dollars received by the Manager from Portfolio trades;

     o commissions received by Adviser Dealer Services, Inc. an affiliate of the Manager, for executing securities transactions on behalf of the Portfolio;

     o the Manager's policy regarding the aggregation of orders from the Portfolio and the Manager's private accounts; and

     o other ancillary benefits received by the Manager and its affiliates as a result of their provision of investment advisory and other services to the Portfolio and Fund.

     The Trustees also considered various improvements and upgrades in shareholder services made during the year, financial information about the Manager's costs, an analysis of historical profitability of the Portfolio and Fund's contracts to the Manager and its affiliates, and the importance of supporting quality, long-term service by the Manager to help achieve solid investment performance.

     The Trustees and officers of the Trust own, in the aggregate, less than 1% of the Fund's total outstanding shares.

     SALES CHARGE WAIVERS: Directors, Trustees, officers and full-time employees of the Portfolios, the Meeder Advisor Funds Trust, the Manager, the Subadvisers or the Distributor, including members of the immediate families of such individuals and employee benefit plans established by such entities, may purchase shares of the funds at net asset value.

     The Trust, the Portfolio, and the Manager have each adopted a Code of Ethics that permits personnel subject to the Code to invest in securities, including, under certain circumstances and subject to certain restrictions, securities that may be purchased or held by the Portfolio. However, each such Code restricts personal investing practices by directors and officers of the Manager and its affiliates, and employees of the Manager with access to information about the purchase or sale of Portfolio securities. The Code of Ethics for the Trust and the Portfolio also restricts personal investing practices of trustees of the Trust and the Portfolio who have knowledge about recent Portfolio trades. Among other provisions, each Code of Ethics requires that such directors and officers and employees with access to information about the purchase or sale of Portfolio securities obtain preclearance before executing personal trades. Each Code of Ethics prohibits acquisition of securities without preclearance in, among other events, an initial public offering or a limited offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to put the interests of Fund shareholders before the interest of people who manage the Portfolio in which the Fund invests.

                                 THE DISTRIBUTOR
                                 ---------------

     Adviser Dealer Services, Inc. (the "Distributor"), 6000 Memorial Drive, Dublin, Ohio 43017, an affiliate of the Manager, acts as the distributor of the shares of the Fund.

     Pursuant to a plan of distribution (the "Plan") adopted by the Fund under Rule 12b-1 under the 1940 Act and an underwriting agreement (the Underwriting Agreement) the Distributor incurs the expenses of distributing the Fund's shares. See "Distribution Plans" in the Prospectus.


     Fund shares are sold at net asset value plus the applicable sales charge as shown in the table below. Shares also bear a Rule 12b-1 fee of up to 0.25% per year (paid to the Distributor, Adviser Dealer Services, Inc.) of their average net asset value. In addition, Fund shares bear an asset based service fee of 0.25% per year. The sales charge on Fund shares is allocated between the investment dealer and Adviser Dealer Services, Inc. as shown below:

                                    AS A PERCENTAGE           AS A PERCENTAGE
                                    OF OFFERING               OF NET ASSET
                                    PRICE OF THE              VALUE OF THE              DEALER'S
                                    SHARES                    SHARES                    SALES
AMOUNT INVESTED                     PURCHASED                 PURCHASED                 CONCESSION
--------------------------------------------------------------------------------------------------
Up to $50,000                       5.75%                     6.10%                     5.25%
$50,001 to $100,000                 5.00%                     5.26%                     4.50%
$100,001 to $249,999                3.75%                     3.90%                     3.25%
$250,000 to $499,999                2.50%                     2.56%                     2.00%
$500,000 to $999,999                2.00%                     2.04%                     1.60%
$1,000,000 or more                  none*                     none*                     none*

* Investments of $1,000,000 or more are sold without an initial sales charge. The Distributor may pay your dealer a concession of up to 1% on investments made with no initial sales charge. A contingent deferred sales charge (CDSC) will be imposed on redemptions of shares of the Fund purchased without an initial sales charge, if your dealer has received a concession and you redeem within twenty-four months from purchase. The CDSC is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. The Distributor receives the proceeds of CDSCs paid by investors upon redemptions of shares of the Fund.

     The Board of Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the Rule 12b-1 Trustees), at a meeting called for the purpose of voting on the Plan, adopted a plan of distribution for the shares of the Fund. The Plan was approved by shareholders of the Fund.

     The Plan continues in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Trustees, including a majority vote of the Rule 12b-1 Trustees, cast in person at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time, without penalty, by the vote of a majority of the Trustees who are not interested persons or by the vote of the holders of a majority of the outstanding shares of the Fund. The Plan may be amended to increase materially the amounts to be spent for the services described therein without approval by shareholders and all material amendments are required to be approved by the Board of Trustees in the manner described above. The Fund will not be contractually obligated to pay expenses incurred under the Plan if it is terminated or not continued.

     Pursuant to the Plan, the Board of Trustees will review at least quarterly a written report of the distribution expenses incurred on behalf of the shares of the Fund by the Distributor. The report includes an itemization of the distribution expenses and the purposes of such expenditures. In addition, as long as the Plan remains in effect, the selection and nomination of Trustees who are not interested persons of the Fund shall be committed to the Trustees who are not interested persons of the Fund.


     The table below states the amounts paid under the Fund distribution plan for the year ended December 31, 2002.

                   DISTRIBUTION PLAN EXPENSES PAID BY THE FUND

Type of Expense                                    Amount Paid
---------------                                    -----------

Advertising                                          $     0
Printing and Mailing of Prospectuses                 $     0
Compensation to Underwriters                         $ 5,935
Compensation to Broker-Dealers                       $    17
Compensation to Sales Personnel                      $     0
Interest, carrying, or other financial charges       $     0
Total                                                $ 5,952


     Pursuant to the Underwriting Agreement, the Fund has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the Securities Act and the Investment Company Act of 1940. The Underwriting Agreement was approved by the Board of Trustees, including a majority of the Rule 12b-1 Trustees.


     The Distributor for the Fund is an affiliated person of the Manager and the Fund and received the following commissions and other compensation from the Trust during the fiscal year ended December 31, 2002.


Name of                          Net Underwriting     Compensation
Principal                        Discounts and        on Redemptions      Brokerage        Other
Underwriter                      Commissions          and Repurchases     Commissions      Compensation

Adviser Dealer Services, Inc.    30,147               5,339               27,664           $0


              CONTRACTS WITH COMPANIES AFFILIATED WITH THE MANAGER
              ----------------------------------------------------

     Mutual Funds Service Co., 6000 Memorial Drive, Dublin, Ohio 43017, a wholly owned subsidiary of Meeder Financial, Inc. and a sister company of Meeder Asset Management, Inc., provides accounting, stock transfer, dividend disbursing, and shareholder services to the Fund. The minimum annual fee for accounting services for the Fund is $30,000. Subject to the applicable minimum fee, the Fund's annual fee, payable monthly, is computed at the rate of 0.03% of the first $100 million, 0.02% of the next $150 million, and 0.01% in excess of $250 million of the Fund's average net assets. Subject to a $4,000 annual minimum fee, the Fund will incur an annual fee of the greater of $15 per shareholder account or 0.10% of the Fund's average net assets, payable monthly, for stock transfer and dividend disbursing services.

     Mutual Funds Service Co. also serves as Administrator to the Fund pursuant to an Administration Services Agreement. Services provided to the Fund include coordinating and monitoring any third party services to the Fund; providing the necessary personnel to perform administrative functions for the Fund; assisting in the preparation, filing and distribution of proxy materials, periodic reports to Trustees and shareholders, registration statements and other necessary documents. The Fund incurs an annual administrative fee, payable monthly, of ..05% of the Fund's average net assets subject to a minimum annual fee of $30,000. These fees are reviewable annually by the Trustees of the Trust.


     For the year ended December 31, 2002, total payments to Mutual Funds Service Co. by the Fund amounted to $50,926.

                             ADDITIONAL INFORMATION
                             ----------------------

     CUSTODIAN. U.S Bank, N.A., 425 Walnut Street, Cincinnati, OH 45202, is custodian of the assets of the Fund. The custodian is responsible for the safekeeping of the Fund's assets and the appointment of subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of the Fund or in deciding which securities are purchased or sold by the Fund. The Fund may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

     AUDITORS. KPMG LLP, 191 West Nationwide Boulevard, Columbus, Ohio 43215, serves as the Trust's independent auditors. The auditors audit financial statements for the Fund and provide other assurance, tax, and related services.


                     PRINCIPAL HOLDERS OF OUTSTANDING SHARES
                     ---------------------------------------

     As of March 31, 2003, the following persons owned 5% or more of the Fund's outstanding shares of beneficial interest:

Name and Address                    Amount of Record                   Percent
of Beneficial Owner                 and Beneficially                   of Fund
-------------------                 ----------------                   -------

Plumbers & Pipefitters Local             94,436.1190                     7.02%
#168 Ret Fund Dtd 09/01/87  1065
c/o R. Meeder & associates
P. O. Box 7177 Dublin, OH 43017

*Morley Fund Management Ltd.            979,973.7350                    72.87%
Attn: Mark Newberry,
Internal Controls
#1 Poultry
London England EC25 8EJ

* Indicates control person. Control means beneficial ownership of more than 25% of the shares of the Fund. Because of this control, a control person could prevent a change in the investment adviser or subadviser of the Fund that is favored by other shareholders. A control person could also cause a change in the investment adviser or subadviser of the Portfolio that is opposed by other shareholders.

     To the knowledge of the Trust, the shareholders listed above own shares for investment purposes and have no known intention of exercising any control of the Fund.


                              FINANCIAL STATEMENTS
                              --------------------


     The financial statements and independent auditors' report required to be included in this Statement of Additional Information are incorporated herein by reference to the Trust's Annual Report to Shareholders for the fiscal year ended December 31, 2002. The Funds will provide the Annual Report without charge at written request or request by telephone.

                                OPPORTUNITY FUND
                                  CAPITAL FUND
                     FUNDS OF THE MEEDER ADVISOR FUNDS TRUST
                       STATEMENT OF ADDITIONAL INFORMATION

                                 APRIL 30, 2003

This Statement is not a prospectus but should be read in conjunction with the Meeder Advisor Funds' Opportunity Fund and Capital Fund current Prospectus (dated April 30, 2003). Please retain this document for future reference. To obtain an additional copy of the Prospectus, please call Mutual Funds Service Co. at 1-800-494-3539. Capitalized terms used and not otherwise defined herein have the same meanings as defined in the Prospectus.


         TABLE OF CONTENTS                                    PAGE


         Description of the Trust                               2
         Investment Policies and Related Matters                3
         Investment Restrictions                               29
         Portfolio Transactions                                31
         Valuation of Portfolio Securities                     33
         Performance                                           34
         Additional Purchase and Redemption Information        36
         Distributions and Taxes                               40
         Investment Adviser and Manager                        41
         Investment Subadviser                                 43
         Trustees and Officers                                 44
         The Distributor                                       51
         Contracts With Companies Affiliated With Manager      53
         Additional Information                                53
         Financial Statements                                  53


INVESTMENT ADVISER                           INVESTMENT SUBADVISER
------------------                           ---------------------
Meeder Asset Management, Inc.                Norwich Union Investment Management
                                             Limited

DISTRIBUTOR                                  TRANSFER AGENT
-----------                                  --------------
Adviser Dealer Services, Inc.                Mutual Funds Service Co.

                            DESCRIPTION OF THE TRUST
                            ------------------------

     BACKGROUND. The Meeder Advisor Funds (the "Trust"), formerly known as The Flex-Partners, was organized as a Massachusetts business trust on June 22, 1992. All of the Trust's constituent funds are diversified open-end management companies. The Trust's offices are at 6000 Memorial Drive, Dublin, OH 43017. The business and affairs of the Trust are under the direction of its Board of Trustees.

     The Trust has retained the services of Meeder Asset Management, Inc., formerly known as R. Meeder & Associates, Inc., as investment adviser.

     The assets of the Trust received for the issue or sale of the shares of the Funds and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to the Funds and constitute the underlying assets of the Funds. The underlying assets of the Funds are segregated on the books of account, and are to be charged with the liabilities with respect to the Funds and with a share of the general expenses of the Trust. Expenses with respect to the Trust are to be allocated in proportion to the asset value of the respective funds except where allocations of direct expense can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are allocable to a given Fund, or which are general or allocable to each of the Funds. In the event of the dissolution or liquidation of the Trust, shareholders of each Fund are entitled to receive as a class the underlying assets of such Fund available for distribution.

     As stated in "Investment Policies and Related Matters", except as otherwise expressly provided herein, the Funds' investment objectives and policies are not fundamental and may be changed by Trustees without shareholder approval.

     For descriptions of the investment objectives and policies of the Funds, see "Investment Policies and Related Matters." For descriptions of the management and expenses of the Funds, see "Investment Adviser and Manager" and "Trustees and Officers."

     SHARES OF BENEFICIAL INTEREST. The Trust's Declaration of Trust permits the Trust to offer and sell an unlimited number of full and fractional shares of beneficial interest in each of the Trust's existing funds and to create additional funds. All shares have a par value of $.10 per share, are fully paid, non-assessable and fully transferable when issued. All shares are issued as full or fractional shares.

     A fraction of a share has the same rights and privileges as a full share. Each fund of the Trust will issue its own series of shares of beneficial interest. The shares of each fund represent an interest only in that fund's assets (and profits or losses) and in the event of liquidation, each share of a particular fund would have the same rights to dividends and assets as every other share of that fund.

     Each full or fractional share has a proportionate vote. On some issues, such as the election of Trustees, all shares of the Trust vote together as one series. On an issue affecting a

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particular fund, only its shares vote as a separate  series.  An example of such an issue would be a fundamental investment restriction pertaining to only one fund. In voting on a Distribution Plan, approval of the Plan by the shareholders of a particular fund would make the Plan effective as to that fund, whether or not it had been approved by the shareholders of the other funds.

     Shares are fully paid and nonassessable. Shares have no preemptive or conversion rights. The Trust or any fund may be terminated upon the sale of its assets to another open-end management investment company, if approved by vote of the holders of a majority of the Trust or the fund, as determined by the current value of each shareholder's investment in the fund or Trust, or upon liquidation and distribution of its assets, if approved by a majority of the Trustees of the Trust. If not so terminated, the Trust and the fund will continue indefinitely.

     TRUSTEE LIABILITY. The Declaration of Trust provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects Trustees against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

     VOTING RIGHTS. When matters are submitted for shareholder vote, shareholders of each fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a fund is required on any matter affecting the fund on which shareholders are entitled to vote. Shareholders of one fund are not entitled to vote on a matter that does not affect that fund but that does require a separate vote of any other fund. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees of a fund by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.

                     INVESTMENT POLICIES AND RELATED MATTERS
                     ---------------------------------------

     This section of the Statement of Additional Information contains more information on the types of securities in which the Funds may invest and the investment strategies that the Funds may use, including securities and strategies not discussed in the Prospectus. Unless, otherwise noted, investment strategies used by the Funds may be changed without the approval of shareholders.

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COMMON AND PREFERRED STOCKS

     Each Fund principally invests in common and preferred stocks. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

 CONVERTIBLE SECURITIES

     Each Fund may invest in debt or preferred stock convertible into or exchangeable for common stock. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than non-convertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertibles have been developed which combine higher or lower current income with options and other features.

MEDIAN MARKET CAPITALIZATION

     As discussed in the prospectus, each Fund intends to maintain its median market capitalization within a certain range or above or below a specified amount. There is no assurance that the Funds' median market capitalizations will always remain within the designated ranges (or above or below the specified amount) in light of constantly fluctuating market conditions and the performance of the stocks held in the Funds' portfolios.


     Market capitalization is a measure of a company's relative size and is calculated by multiplying the number of outstanding shares of a company by the market price of those shares. Half of a portfolio's assets are invested in securities of companies with market capitalizations larger than the median market capitalization of the portfolio, and half are invested in the securities of companies with market capitalizations smaller than the median. For example, in a portfolio of nine securities with market capitalizations of $1 billion, $1.5 billion, $2 billion, $3 billion, $5 billion, $8 billion, $8 billion, $8.75 billion and $9 billion, the median market capitalization of this portfolio would be $5 billion because half of the portfolio securities have market capitalizations that are smaller than the median and half have market capitalizations that are larger than the median. Median market capitalization is used as a measure of the average market capitalization of a portfolio and is sometimes used in the mutual fund industry to categorize a fund as "small cap," "mid cap" or "large cap." The Funds consider small cap portfolios to have median market capitalizations of less than $2 billion, mid cap portfolios to have median market capitalizations of $2 billion to $5 billion and large cap portfolios to have median market capitalizations of more than $5 billion.


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WARRANTS OR RIGHTS

     Warrants or rights may be acquired by each Fund in connection with other securities or separately. A warrant is essentially a long-term (in excess of one year) option that conveys to the holder the privilege of buying a stated number of shares of common stock at a specified price any time during the life of the warrant (generally two or more years). It is typically attached to a bond or preferred stock issue, with the intent to lower the cost of capital for the issuing firm or make an issue more attractive to investors.

SHORT-TERM MONEY MARKET INSTRUMENTS

     Each Fund may invest funds awaiting investment or held as reserves, or for temporary defensive purposes, in commercial paper, obligations of banks or the U.S. Government and other high quality, short-term debt instruments. Short-term money-market instruments in which each Fund may invest include (i) short-term U.S. Government securities and short-term obligations of foreign governments and their agencies and instrumentalities, (ii) interest bearing savings deposits on, and certificates of deposit and bankers' acceptances of, U.S. and foreign banks,
(iii) commercial paper of U.S. or foreign issuers rated A-1 or higher by S&P or Prime-1 by Moody's or comparably rated by another nationally recognized rating agency, or, if not rated, determined by the Subadviser to be of comparable quality and (iv) repurchase agreements relating to the foregoing.

CERTIFICATES OF DEPOSIT AND BANKERS' ACCEPTANCES

     Each Fund may invest in certificates of deposits. Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

LETTERS OF CREDIT

     Commercial paper and other short-term obligations may be backed by irrevocable letters of credit issued by banks that assume the obligation for payment of principal and interest in the event of default by an issuer. Only banks, the securities of which, in the opinion of Advisers, are of investment quality comparable to other permitted investments of such Fund, may be used for letter of credit-backed investments.

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COMMERCIAL PAPER

     The Funds may invest without limitation in commercial paper issued by U.S. corporations or affiliated foreign corporations and rated (or guaranteed by a company whose commercial paper is rated) at the date of investment Prime-2 or higher by Moody's or A-2 or higher by S&P, or comparably rated by another nationally recognized rating agency, or, if not rated, issued by a corporation having an outstanding debt issue rated A or better by Moody's or S&P, or comparably rated by another nationally recognized rating agency, and, if issued by an affiliated foreign corporation, such commercial paper (not to exceed in the aggregate 20% of each Fund's net assets) is U.S. dollar denominated and not subject at the time of purchase to foreign tax withholding.

EXTENDIBLE NOTES

     Each Fund may invest in extendible notes. An extendible note is a debt arrangement under which the holder, at its option, may require the issuer, typically a financial or an industrial concern, to repurchase the note for a predetermined fixed price at one or more times prior to the ultimate maturity date of the note. Typically, an extendible note is issued at an interest rate that can be adjusted at fixed times throughout its term. At the same time as the interest rate is adjusted by the issuer, the holder of the note is typically given the option to "put" the note back to the issuer at a predetermined price, e.g., at 100% of the outstanding principal amount plus unpaid accrued interest, if the extended interest rate is undesirable to the holder. This option to put the note back to the issuer, i.e., to require the issuer to repurchase the note, provides the holder with an optional maturity date that is shorter than the actual maturity date of the note.

     Extendible notes are typically issued with maturity dates in excess of 397 days from the date of issuance. If such extendible notes provide for an optional maturity date of 397 days or less, however, then such notes are deemed by the Funds to have been issued for the shorter optional maturity date. Investment in extendible notes is not expected to have a material impact on the effective portfolio maturities of the Funds.

     An investment in an extendible note is liquid, and the note may be resold to another investor prior to its optional maturity date at its market value. The market value of an extendible note with a given optional maturity date is determined and fluctuates in a similar manner to the market value of a fixed maturity note with a maturity equivalent to the optional maturity of the extendible note. Compared to fixed-term notes of the same issuer, however, extendible notes with equivalent optional maturities generally yield higher returns without a material increase in risk to the Fund buying them.

     The creditworthiness of the issuers of the extendible notes is monitored and rated by Moody's and by S&P, and investments by the Funds in such extendible notes are restricted to notes with the same investment ratings as are acceptable to the Funds with respect to other forms of investment. The creditworthiness of such issuers is also monitored by the Subadviser.

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FLOATING AND VARIABLE RATE INSTRUMENTS

     Some of the debt obligations that the Funds may purchase have floating or variable rates of interest. Such obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, and at specified intervals. Certain of these obligations may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. Each Fund limits its purchases of floating and variable rate obligations to those of the same quality as it otherwise is allowed to purchase. The Subadviser monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand. A Fund's right to obtain payment at par on a demand instrument can be affected by events occurring between the date such Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument to make payment when due, except when such demand instruments permit same-day settlement. To facilitate settlement, these same-day demand instruments may be held in book entry form at a bank other than the Fund's custodian, subject to a sub-custodian agreement approved by the Fund between the bank and the Fund's custodian.

     The floating and variable rate obligations that the Funds may purchase include certificates of participation in obligations purchased from banks. A certificate of participation gives the Fund an undivided interest in the underlying obligations in the proportion that such Fund's interest bears to the total principal amount of such obligations. Certain of such certificates of participation may carry a demand feature that would permit the holder to tender them back to the issuer prior to maturity. To the extent that floating and variable rate instruments without demand features are not readily marketable, they will be subject to the investment restrictions pertaining to investments in illiquid securities.

VARIABLE AMOUNT MASTER DEMAND NOTES

     Each Fund may invest in variable amount master demand notes. Variable amount master demand notes are short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. They allow the investment of fluctuating amounts by a Fund at varying market rates of interest pursuant to arrangements between the Fund and a financial institution that has lent money to a borrower. Variable amount master demand notes permit a series of short-term borrowings under a single note. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. Such notes provide that the interest rate on the amount outstanding varies on a daily basis depending upon a stated short-term interest rate barometer. The Subadviser will monitor the creditworthiness of the borrower throughout the term of the variable master demand note. It is not generally contemplated that such instruments will be traded and there is no secondary market for the notes. Typically, agreements relating to such notes provide that the lender shall not sell or otherwise transfer the note without the borrower's consent. Thus, variable amount master demand notes may under certain circumstances be deemed illiquid assets. However, such notes will not be considered illiquid where the Fund has a same day withdrawal option, i.e., where it has the unconditional right to demand and receive payment in full of the principal amount then outstanding together with interest to the date of payment.

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U.S. GOVERNMENT SECURITIES

     Each Fund may invest in a variety of securities issued or guaranteed by the U.S. Government, which differ in their interest rates, maturities and dates of issuance. These securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies or instrumentalities. U.S. Treasury obligations include U.S. Treasury bills (initial maturities of one year or less), U.S. Treasury notes (initial maturities of one to 10 years), and U.S. Treasury bonds (generally having initial maturities of greater than 10 years), all of which are backed by the full faith and credit of the United States. In addition to U.S. Treasury obligations, the Funds may invest in the following securities issued or guaranteed by U.S. government agencies or instrumentalities: (1) obligations backed by the full faith and credit of the U.S. Treasury, such as direct pass-through certificates of the Government National Mortgage Association; (2) obligations supported by the right of the issuer to borrow from the Treasury, such as securities issued by the Federal Financing Bank or the United States Postal Service; and (3) obligations backed by the credit of the issuer itself, such as securities of the Student Loan Marketing Association, Federal Home Loan Bank or Federal National Mortgage Association. U.S. government securities are backed by the full faith and credit of the U.S. government or guaranteed by the issuing agency or instrumentality and, therefore, there is generally considered to be little or no risk as to the issuer's capacity to pay interest and repay principal. Nevertheless, due to fluctuations in interest rates there is no guarantee as to the market value of U.S. government securities.

     U.S. Treasury Inflation-Protection Securities. U.S. government securities in which the Funds may invest include U.S. Treasury inflation-protection securities. Inflation-protection securities are a type of marketable book-entry security issued by the United States Department of Treasury ("Treasury") with a nominal return linked to the inflation rate in prices. Inflation-protection securities are auctioned and issued on a quarterly basis on the 15th of January, April, July and October. They are currently issued as 10-year notes (other maturities may be added in the future). The index used to measure inflation is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers ("CPI-U").

     The value of the principal is adjusted for inflation, and every six months the security pays interest, which is an amount equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance.

     The principal of the inflation-protection security is indexed to the non-seasonally adjusted CPI-U. To calculate the inflation-adjusted principal value for a particular valuation date, the value of the principal at issuance is multiplied by the index ratio applicable to that valuation date. The index ratio for any date is the ratio of the reference CPI applicable to such date to the reference CPI applicable to the original issue date. Semiannual coupon interest is determined by multiplying the inflation-adjusted principal amount by one-half of the stated rate of interest on each interest payment date.

     Inflation-adjusted principal or the original par amount, whichever is larger, will be paid on the maturity date as specified in the applicable offering announcement. If at maturity the

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inflation-adjusted  principal is less than the original  principal  value of the security, an additional amount will be paid at maturity so that the additional amount plus the inflation-adjusted principal equals the original principal amount. Some inflation-protection securities may be stripped into principal and interest components. In the case of a stripped security, the holder of the stripped principal would receive this additional amount. The final interest payment, however, will be based on the final inflation-adjusted principal value, not the original par amount.

     The reference CPI for the first day of any calendar month is the CPI-U for the third preceding calendar month. (For example, the reference CPI for December 1 is the CPI-U reported for September of the same year, which is released in October.) The reference CPI for any other day of the month is calculated by a linear interpolation between the reference CPI applicable to the first day of the month and the reference CPI applicable to the first day of the following month.

     Any revisions the Bureau of Labor Statistics (or successor agency) makes to any CPI-U number that has been previously released will not be used in calculations of the value of outstanding inflation-protection securities. In the case that the CPI-U for a particular month is not reported by the last day of the following month, the Treasury will announce an index number based on the last year-over-year CPI-U inflation rate available. Any calculations of the Treasury's payment obligations on the inflation-protection security that need that month's CPI-U number will be based on the index number that the Treasury has announced. If the CPI-U is rebased to a different year, the Treasury will continue to use the CPI-U series based on the base reference period in effect when the security was first issued as long as that series continues to be published. If the CPI-U is discontinued during the period the inflation-protection security is outstanding, the Treasury will, in consultation with the Bureau of Labor Statistics (or successor agency), determine an appropriate substitute index and methodology for linking the discontinued series with the new price index series. Determinations of the Secretary of the Treasury in this regard are final.

     Inflation-protection securities will be held and transferred in either of two book-entry systems: the commercial book-entry system (TRADES) and TREASURY DIRECT. The securities will be maintained and transferred at their original par amount, i.e., not at their inflation-adjusted value. STRIPS components will be maintained and transferred in TRADES at their value based on the original par amount of the fully constituted security.

MUNICIPAL SECURITIES

     Each Fund may invest not more than 20% of its total assets in municipal securities, such as municipal bonds and other debt obligations, when such securities appear to offer more attractive returns than taxable securities. These municipal bonds and debt obligations are issued by the states and by their local special-purpose political subdivisions. The term "municipal bonds" includes short-term municipal notes and other commercial paper issued by the states and their political subdivisions. The two general classifications of municipal bonds are "general obligation" bonds and "revenue" bonds. General obligation bonds are secured by the governmental issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds ordinarily are not backed by the faith, credit or general taxing power

                                      163
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of the issuing  governmental entity. The principal and interest on revenue bonds for private facilities are typically paid out of rents or other specified payments made to the issuing governmental entity by a private company that uses or operates the facilities.

MORTGAGE-RELATED SECURITIES

     Each Fund, although having no current intention of doing so, may also invest in mortgage-related securities. Mortgage-related securities are securities that, directly or indirectly, represent a participation in (or are secured by and payable from) mortgage loans on real property. Mortgage-related securities may represent the right to receive both principal and interest payments on underlying mortgages or may represent the right to receive varying proportions of such payments. One type of mortgage-related security includes certificates that represent pools of mortgage loans assembled for sale to investors by various governmental and private organizations. Another type of mortgage-related security includes debt securities that are secured, directly or indirectly, by mortgages on commercial or residential real estate.

     Mortgage-related securities provide a monthly payment, which consists of both an interest and a principal payment, which is in effect a "pass-through" of the monthly payment made by each individual borrower on his or her residential mortgage loan, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing, or foreclosure, net of fees or costs that may be incurred. Some certificates (such as those issued by the Government National Mortgage Association) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, regardless of whether the mortgagor actually makes the payment.

     A major governmental guarantor of pass-through certificates is the Government National Mortgage Association ("GNMA"). GNMA guarantees, with the full faith and credit of the U.S. government, the timely payments of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks, and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. Other governmental guarantors (but not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA purchases residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers.

     (i) GNMA Certificates. Certificates of the GNMA ("GNMA Certificates") evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds in that principal is paid back monthly as payments of principal, including prepayments, on the mortgages in the underlying pool are passed through to holders of the GNMA Certificates representing interests in the pool, rather than returned in a lump sum at maturity.

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     (ii) GNMA Guarantee.  The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or the Farmers' Home Administration ("FmHA"), or guaranteed by the Veterans Administration ("VA"). GNMA is also empowered to borrow without limitation from the U.S. Treasury, if necessary, to make any payments required under its guarantee.

     (iii)Life of GNMA Certificates. The average life of a GNMA Certificate is likely to be substantially less than the stated maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of the principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk of loss of the principal balance of a Certificate, because of the GNMA guarantee, but foreclosure may affect the yield to shareholders because of the need to reinvest proceeds of the foreclosure.

          As prepayment rates of individual mortgage pools vary widely, it is not possible to predict accurately the average life of a particular issue of GNMA Certificates. However, statistics published by the FHA indicate that the average life of single family dwelling mortgages with 25- to 30-year maturities, the type of mortgages backing the vast majority of GNMA Certificates, is approximately 12 years. Prepayments are likely to increase in periods of falling interest rates. It is customary to treat GNMA Certificates as 30-year mortgage-backed securities that prepay fully in the twelfth year.

     (iv) Yield Characteristics of GNMA Certificates. The coupon rate of interest of GNMA certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the certificates, by the amount of the fees paid to GNMA and the issuer. The coupon rate by itself, however, does not indicate the yield that will be earned on GNMA Certificates. First, GNMA Certificates may be issued at a premium or discount, rather than at par, and, after issuance, GNMA Certificates may trade in the secondary market at a premium or discount. Second, interest is earned monthly, rather than semi-annually as with traditional bonds; monthly compounding raises the effective yield earned. Finally, the actual yield of a GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying it. For example, if interest rates decline, prepayments may occur faster than had been originally projected and the yield to maturity and the investment income of the applicable Fund would be reduced.

     (v) FHLMC Securities. "FHLMC" is a federally chartered corporation created in 1970 through enactment of Title III of the Emergency Home Finance Act of 1970. Its purpose is to promote development of a nationwide secondary market in conventional residential mortgages. The FHLMC issues two types of mortgage pass-through securities, mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made or owed on the underlying pool. The FHLMC guarantees timely payment of interest on PCs and the ultimate

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          payment of principal.  Like GNMA  Certificates,  PCs are assumed to be prepaid fully in their twelfth year. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years.

     (vi) FNMA Securities. "FNMA" is a federally chartered and privately owned corporation which was established in 1938 to create a secondary market in mortgages insured by the FHA. It was originally established as a government agency and was transformed into a private corporation in 1968.

          FNMA issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made or owed on the underlying pool. FNMA guarantees timely payment of interest on FNMA certificates and the full return of principal. Like GNMA Certificates, FNMA Certificates are assumed to be prepaid fully in their twelfth year.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may in addition be the originators of the underlying mortgage loans as well as the guarantors of the pass-through certificates. Pools created by such non-governmental issuers generally offer a higher rate of interest than governmental pools because there are no direct or indirect governmental guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance. The insurance and guarantees are issued by government entities, private insurers, and the mortgage poolers.

     The Subadviser expects that governmental or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. As new types of pass-through securities are developed and offered to investors, the Subadviser may, consistent with each Fund's investment objectives, policies, and restrictions, consider making investments in such new types of securities.

     Other types of mortgage-related securities include debt securities that are secured, directly or indirectly, by mortgages on commercial real estate or residential rental properties, or by first liens on residential manufactured homes (as defined in section 603(6) of the National Manufactured Housing Construction and Safety Standards Act of 1974), whether such manufactured homes are considered real or personal property under the laws of the states in which they are located.

     Securities in this investment category include, among others, standard mortgage-backed bonds. Mortgage-backed bonds are secured by pools of mortgages, but, unlike pass-through securities, payments to bondholders are not determined by payments on the mortgages. The

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bonds  consist  of a  single  class,  with  interest  payable  periodically  and principal payable on the stated date of maturity.

     Investments in mortgage-related securities involve certain risks. In periods of declining interest rates, prices of fixed income securities tend to rise. However, during such periods, the rate of prepayment of mortgages underlying mortgage-related securities tends to increase, with the result that such prepayments must be reinvested by the issuer at lower rates. On the other hand, if interest rates increase, the value of mortgage-related securities generally will decrease, borrowers will be less likely to refinance, and the rate of prepayments will decline. In addition, the value of such securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities. Because investments in mortgage-related securities are interest sensitive, the ability of the issuer to reinvest favorably in underlying mortgages may be limited by government regulation, prevailing economic conditions or tax policy. For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation's money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantees and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

REAL ESTATE OR REAL ESTATE INVESTMENT TRUSTS

     Each Fund is authorized to invest in real estate investment trusts ("REITs"), real estate development and real estate operating companies and other real estate related businesses. The Funds presently intend that any REIT investments will be primarily in equity REITs, which are trusts that sell shares to investors and use the proceeds to invest in real estate or interests in real estate. A REIT may focus on particular projects, such as apartment complexes or shopping centers, or geographic regions, such as the Southeastern United States, or both. Debt REITs invest in obligations secured by mortgages on real property or interests in real property.

     The Funds' investments in real estate securities may be subject to certain of the same risks associated with the direct ownership of real estate. These risks include: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income. In addition, REITs may not be diversified. REITs are subject to the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act. Also, REITs may be dependent upon management skill and may be subject to the risks of obtaining adequate financing for projects on favorable terms.

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ACCRUAL BONDS

     The Funds may invest in certain types of accrual bonds, including zero coupon obligations, payment-in-kind debentures and deferred payment securities. The holder of an accrual bond does not receive cash interest during the accrual period of the bond.

     ZERO COUPON OBLIGATIONS. The Funds may invest in zero coupon obligations of government and corporate issuers, including rights to "stripped" coupon and principal payments. Certain obligations are "stripped" of their coupons, and the rights to receive each coupon payment and the principal payment are sold as separate securities. Once separated, each coupon as well as the principal amount represents a different single-payment claim due from the issuer of the security. Each single-payment claim (coupon or principal) is equivalent to a zero coupon bond. A zero coupon security pays no interest to its holder during its life, and its value consists of the difference between its face value at maturity (the coupon or principal amount), if held to maturity, or its market price on the date of sale, if sold prior to maturity, and its acquisition price (the discounted "present value" of the payment to be received).

     Certain zero coupon obligations represent direct obligations of the issuer of the "stripped" coupon and principal payments. Other zero coupon obligations are securities issued by financial institutions which constitute a proportionate ownership of an underlying pool of stripped coupon or principal payments. The Funds may invest in either type of zero coupon obligation. The Funds' investment policies and restrictions applicable to corporate and government securities shall apply equally to the Funds' investments in zero coupon securities (including, for example, minimum corporate bond ratings).

     PAYMENT-IN-KIND   DEBENTURES.  A  payment-in-kind  debenture  ("PIK")  pays
interest in securities rather than cash. Typically, during a specified term prior to the debenture's maturity, the issuer of a PIK may provide for the option or the obligation to make interest payments in debentures, common stock or other instruments (i.e., "in kind" rather than in cash). The type of instrument in which interest may or will be paid would be known by the Funds at the time of the investment. A Fund's investment restrictions regarding corporate bond quality are applicable to investments in PIKs by such Fund as well as to the securities which may constitute interest payments on PIKs. While PIKs generate income for generally accepted accounting standards purposes, they do not generate cash flow and thus could cause a Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by the Internal Revenue Code.

     DEFERRED PAYMENT SECURITIES. With deferred payment securities interest payments accrue on the security for a predetermined period of time. At the end of the period, the accumulated cash interest is paid to the holder of the security. Deferred payment securities are, similar to zero coupon bonds, issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance.

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FOREIGN SECURITIES

     Each Fund may invest up to 20% of total assets in securities of foreign governments and companies. Foreign securities are those issued outside the United States. A security is generally considered to be issued in a particular country if:

     - the issuer is organized under the laws of, and maintains a principal office in, that country;

     - the security is issued or guaranteed by the government of that country, or by its agencies or instrumentalities;

     -    at least 50% of the issuer's assets are located in that country;

     - the issuer derives 50% or more of its revenues from operations or sales in that country;

     - the principal securities trading market for the security is located in that country; or

     -    the  issuer  is  deemed  to  be  of  that  particular   country  by  a
          generally-accepted outside resource, such as Bloomberg or Interactive Data.

Domestic branches of foreign banks and foreign branches of domestic banks are deemed by the Subadviser to be domestic, not foreign, companies. For purposes of a Fund's policy to invest a certain percentage of its assets in foreign securities, investment in ADRs and GDRs are considered to be investments in the underlying securities.

     Investing in foreign securities may result in greater risk than that incurred by investing in domestic securities. The obligations of foreign issuers may be affected by political or economic instabilities. Financial information published by foreign companies may be less reliable or complete than information disclosed by domestic companies pursuant to U.S. Government securities laws, and may not have been prepared in accordance with generally accepted accounting principles. Fluctuations in exchange rates may affect the value of foreign securities not denominated in United States currency.

     Investing in foreign companies involves certain considerations, including those discussed below, which are not typically associated with investing in U.S. issuers. Since the Funds may invest in securities denominated in currencies other than U.S. dollars, and since they may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, they may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of the Fund's assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized in the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by the Funds. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balances of payments and other economic and financial conditions, government intervention, speculation, and other factors.

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     Foreign  securities  held by the Funds may not be registered  with, nor the issuers thereof subject to,  reporting  requirements of the U.S.  Securities and
Exchange  Commission.   Accordingly,   there  may  be  less  publicly  available
information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Foreign companies are generally not subject to uniform financial reporting standards, practices, and requirements comparable to those applicable to domestic companies. In addition, with respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations of the removal of funds or other assets of the Funds, political or social instability, or domestic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of Gross National Product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payment positions.

     Securities of some foreign companies are less liquid and their prices are more volatile than securities of comparable domestic companies. Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold. Due to the increased exposure to the Funds of market and foreign exchange fluctuations brought about by such delays, and due to the corresponding negative impact on liquidity, the Funds will avoid investing in countries which are known to experience settlement delays which may expose the Funds to unreasonable risk of loss.

     The Funds will calculate their net asset values to complete orders to purchase, exchange, or redeem shares only on a Monday through Friday basis (excluding holidays on which the New York Stock Exchange is closed). A portion of a Fund's investment securities may be listed on foreign stock exchanges that may trade on other days (such as a Saturday). As a result, the Fund's net asset values may be affected by trading on days when a shareholder has no access to the Funds.

EMERGING MARKETS

     The Funds' investments in foreign securities may include securities issued by governments or companies in emerging market countries subject to the restrictions set forth above in "Foreign Securities." Many emerging market countries have experienced substantial or, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries. In an attempt to control inflation, wage and price controls have been imposed in certain countries. In many cases, emerging market countries are among the world's largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. In recent years, the governments of some of these countries have encountered difficulties in servicing their external debt obligations, which has led to defaults on certain obligations and the restructuring of certain indebtedness. In general, emerging markets tend to be in the less economically developed regions of the world, and are countries that have a lower degree of political stability, a high demand for capital investment, a high dependence on export markets for their major industries, a need to develop basic economic infrastructures, and rapid economic growth.

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DEPOSITARY RECEIPTS

     Each Fund may hold equity securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") or other securities convertible into securities of eligible European or Far Eastern Issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in the United States securities markets. For purposes of the Funds' investment policies, the Funds' investments in ADRs and GDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

PASSIVE FOREIGN INVESTMENT COMPANIES

     The Funds may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies. Such trusts have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of the trust's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such trusts. Capital gains on the sale of such holdings are considered ordinary income regardless of how long the Fund held its investment. In addition, the Fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.

YANKEE BONDS

     The Funds may invest in Yankee Bonds which are dollar-denominated bonds issued in the United States by foreign banks and corporations. These bonds pay semiannual interest and are registered with the Securities and Exchange Commission.

SECURITIES OF OTHER INVESTMENT COMPANIES

     The Funds may purchase the securities of open-end or closed-end investment companies if the purchase is in compliance with the 1940 Act. If a Fund invests in securities of other investment companies, the return on any such investment will be reduced by the operating expenses, including investment advisory and administrative fees, of such investment companies. (Such Fund indirectly absorbs its pro rata share of the other investment companies' expenses.) However, the Subadviser believes that at times the return and liquidity features of these securities will be more beneficial than other types of securities.

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OPTIONS

     GENERALLY. Each Fund may:

     -    sell (write) covered call and secured put options; and

     -    purchase call and put options

on securities written by others. The Funds may write and buy options on the same types of securities that the Funds may purchase directly.

     For more information on the limitations that apply to the Funds' investment in options, see "Investment Strategies and Risk Considerations--Limitations on Investments in Options, Futures Contracts and Forward Contracts."

     USE OF OPTIONS. Put and call options may be used for a variety of purposes:

     - To Hedge. Options can be used to hedge against loss. For example, if a portfolio manager wishes to hedge a security that the manager owns against a decline in price, the manager may purchase a put option on the underlying security, i.e., purchase the right to sell the security to a third party at a stated price. If the underlying security then declines in price, the manager can exercise the put option, thus limiting the amount of the manager's loss resulting from the decline in price. Similarly, if the manager intends to purchase a security at some date in the future, the manager may purchase a call option on the security today in order to hedge against an increase in its price before the intended purchase date. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise or liquidation of the option, and, unless the price of the underlying security changes sufficiently, the option may expire without value to the Fund.

     - To Speculate. Options also can be used for speculative purposes. For example, if a portfolio manager believes that the price of stocks generally is going to rise, the manager may purchase a call option on a stock index, the components of which are unrelated to the stocks the manager holds in a Fund or intends to purchase. If the stock index appreciates sufficiently, the Fund will realize a gain. If the stock index falls, the Fund will lose the premium paid for the option plus related transaction costs.

     -    To increase  current income.  Finally,  a portfolio  manager may write covered call options or secured put options to increase current income. If the options expire unexercised, the Fund realizes additional current income equal to the difference between the amount of the price (premium) received for selling the option and the related transaction costs.

     WRITING CALL OPTIONS. When a Fund sells (writes) a call option, it gives a third party the right to purchase a security from the Fund at the exercise price for a stated period or on a stated date. A call option written by a Fund is "covered" if the Fund:

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     -    owns the  underlying  security  covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration upon conversion or exchange of other securities held in its portfolio; or

     - holds a call on the same security having the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained and segregated by the Fund in cash and other liquid assets. By writing covered call options, a Fund might lose the potential for gain on the underlying security if the option is exercised. However, the Subadviser believes that this technique is a relatively low-risk way to enhance a Fund's return. The Funds will not write "uncovered" call options.

     WRITING PUT OPTIONS. When a Fund sells (writes) a put option, it gives a third party the right to sell a security to the Fund at the exercise price for a stated period or on a stated date. A put option written by a Fund is "secured" if the Fund:

     - segregates cash or other liquid assets with a value equal to the exercise price of the put; or

     - holds a put on the same security having the same principal amount as the put written and the exercise price of the put held is (a) equal to or greater than the exercise price of the put written or (b) less than the exercise price of the put written if the difference is maintained and segregated by the Fund in cash and other liquid assets.

By writing a put option, a Fund might become obligated to purchase the underlying security for more than its current market price upon exercise of the option. The Funds will not write "unsecured" put options.

     BUYING CALL OPTIONS. As a holder of a call option, a Fund has the option to buy the underlying security from the option writer at the exercise price at any time during the option period or on a stated date. If a Fund buys a call option, any loss will be limited to the premium paid for the call option and related transaction costs. A Fund may exercise the call option, permit it to expire, or sell it. By selling the call option, the Fund eliminates its position.

     A Fund may buy call options on securities that it intends to purchase to limit the risk of a substantial increase in the market price of the security. A Fund may also buy call options on securities held in its portfolio and on which it has written call options. Prior to its expiration, a call option may be sold which eliminates the Fund's position. Profit or loss from such a sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.

     BUYING PUT OPTIONS. As the holder of a put option, a Fund has the option to sell the underlying security at the exercise price at any time during the option period or on a stated date. If a Fund buys a put option, any loss will be limited to the premium paid for the put option and

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related  transaction  costs.  A Fund may exercise  the put option,  permit it to expire, or sell it. By selling the put option, the Fund eliminates its position.

     A Fund may buy a put option on an underlying security owned by the Fund (a "protective put") as a hedging technique to protect against an anticipated decline in the value of the security. This hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price, regardless of any decline in the underlying security's market price. For example, a put option may be purchased in order to protect unrealized appreciation of a security when the manager deems it desirable to continue to hold the security due to tax considerations. The premium paid for the put option and related transaction costs would reduce any gain realized when the underlying security is eventually sold.

     A Fund may also buy put options at a time when the Fund does not own the underlying security. By buying put options on a security it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Fund will lose some or all of the premium it paid to purchase the put option. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs.

     OPTIONS ON FINANCIAL INDICES. Each Fund may:

     - sell (write) covered call options and secured put options on financial indices; and

     -    purchase call and put options on financial indices.

     In contrast to an option on a security, an option on a financial index provides the holder with the option to receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of the cash settlement is generally equal to:

     -- the difference between the closing price of the index and the exercise price of the option, multiplied by

     --   a fixed "index multiplier".

     Thus, unlike an option on a particular security, all settlements are in cash, and gain or loss depends on price movements in the financial market generally (or in a particular industry or segment of the market) rather than price movements in an individual security.

     Covered Call Options on Financial Indices. A call option written on a financial index is "covered" if the Fund:

     - holds a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a

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          portfolio  containing  exactly the same  securities  that underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index; or

     - holds a call on the same index and in the same principal amount as the call written where the exercise price of the call held is (a) equal to or less than the exercise price of the call written or (b) greater than the exercise price of the call written if the difference is maintained and segregated by the Fund in cash and other liquid assets.

     The Funds will not write "uncovered" call options on financial indices.

     SECURED PUT OPTIONS ON FINANCIAL INDICES. A Fund may also "secure" put options on financial indices by:

     - holding a put on the same index and in the same principal amount as the put written where the exercise price of the put held is (a) equal to or greater than the exercise price of the put written or (b) less than the exercise price of the put written if the difference is maintained and segregated by the Fund in cash and other liquid assets; or

     - segregating cash or other liquid assets in an amount equal to the exercise price of the option. The Funds will not write "unsecured" put options on market indices. Additional information about options is contained in Appendix A.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

     Each Fund may enter into stock index futures contracts for hedging purposes. Each Fund may enter into interest rate futures contracts for hedging purposes. Each Fund may also enter into foreign currency futures contracts. Interest rate futures contracts, stock index futures contracts and foreign currency futures contracts are collectively referred to as "Futures Contracts."

     Purchases or sales of stock index futures contracts are used to attempt to protect a Fund's current or intended stock investments from broad fluctuations in stock prices, and interest rate and foreign currency futures contracts are purchased or sold to attempt to hedge against the effects of interest or exchange rate changes on a Fund's current or intended investments in fixed income or foreign securities. In the event that an anticipated decrease in the value of portfolio securities occurs as a result of a general stock market decline, a general increase in interest rates, or a decline in the dollar value of foreign currencies in which portfolio securities are denominated, the adverse effects of such changes may be offset, in whole or in part, by gains on the sale of Futures Contracts. Conversely, the increased cost of portfolio securities to be acquired, caused by a general rise in the stock market, a general decline in interest rates, or a rise in the dollar value of foreign currencies, may be offset, in whole or in part, by gains on Futures Contracts purchased by a Fund. A Fund will incur brokerage fees when it purchases and sells Futures Contracts, and it will be required to make and maintain margin deposits.

     OPTIONS ON FUTURES CONTRACTS. Each Fund may purchase and write options on interest rate futures contracts for hedging purposes. Each Fund may purchase and write options on stock

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index futures  contracts and may purchase and write options on foreign  currency futures contracts for hedging purposes. Options on interest rate futures contracts, options on stock index futures contracts, and options on foreign currency futures contracts are collectively referred to as "Options on Futures Contracts."

     Put and call options on Futures Contracts may be traded by the Funds in order to protect against declines in the values of portfolio securities or against increases in the cost of securities to be acquired. Purchases of Options on Futures Contracts may present less risk in hedging the portfolios of the Funds than the purchase or sale of the underlying Futures Contracts since the potential loss is limited to the amount of the premium plus related transaction costs. The writing of such options, however, does not present less risk than the trading of futures contracts and will constitute only a partial hedge, up to the amount of the premium received, and, if an option is exercised, a Fund may suffer a loss on the transaction.

FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS

     Each Fund may purchase or sell foreign currency forward exchange contracts ("forward contracts") to attempt to minimize the risk from adverse changes in the relationship between the various currencies in which each Fund invests. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date. The contract is individually negotiated and privately traded by currency traders and their customers. Each Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the price of the security ("transaction hedge") in a particular currency. Additionally, when a Fund believes that a foreign currency (for example, the British pound) may suffer a decline against any other currency or currencies in the Fund (for example, the U.S. dollar), it may enter into a forward sale contract to sell an amount of the foreign currency expected to decline (the British pound) that approximates the value of some or all of the Fund's investment securities denominated in such foreign currency (the British pound) (a "position hedge"). In such cases, a Fund also may enter into a forward sale contract to sell a foreign currency for a fixed amount in another currency (other than the U.S. dollar) where the Fund believes that the value of the currency to be sold pursuant to the forward sale contract will fall whenever there is a decline in the value of the currency (other than the U.S. dollar) in which certain portfolio securities of the Fund are denominated (a "cross-hedge").

     Under certain conditions, Securities and Exchange Commission (the "Commission") guidelines require investment companies to set aside cash or any security that is not considered illiquid in a segregated account to cover forward contracts. As required by Commission guidelines, any Fund that has the ability to enter into a forward contract for an essentially speculative purpose will, upon entering into such a transaction, segregate assets to cover such forward contracts. At the present time, no Fund may enter into speculative forward contracts. A speculative forward contract is one which, unlike the hedging situations defined above, does not have an underlying position in a security or securities. The Funds will not segregate assets to cover forward contracts entered into for hedging purposes.

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

     Although forward contracts will be used primarily to protect the Funds from adverse currency movements, they also involve the risk that anticipated currency movements would not be accurately predicted.

     OPTIONS ON FOREIGN CURRENCIES. Each Fund may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. As in the case of other types of options, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and a Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates, although, in the event of rate movements adverse to a Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or
purchased   by  a  Fund  are   traded  on  U.S.   and   foreign   exchanges   or
over-the-counter.

LIMITATIONS ON INVESTMENTS IN OPTIONS, FUTURES CONTRACTS AND FORWARD CONTRACTS

     The Funds will not enter into any options, futures or forward contract transactions if immediately thereafter the amount of premiums paid for all options, initial margin deposits on all futures contracts and/or options on futures contracts, and collateral deposited with respect to forward contracts held by or entered into by a Fund would exceed 5% of the value of such Fund's total assets. In addition, for each Fund, the aggregate value of a Fund's assets covering, subject to, or committed to all options, futures, and forward contracts will not exceed 20% of the value of the total assets of the Fund. These two restrictions do not apply to securities purchased on a when-issued, delayed delivery, or forward commitment basis as described under "Delayed Delivery Transactions." However, each such Fund intends to limit its investment in futures during the coming year so that the aggregate value of the Fund's assets subject to futures contracts will not exceed 5% of the value of its net assets.

     To the extent that any Fund enters into futures contracts and options on futures contracts that are not for bona fide hedging purposes (as defined by the Commodity Futures Trading Commission), the aggregate initial margin and premiums on these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Fund's net assets.

RISKS OF TRANSACTIONS IN OPTIONS, FUTURES CONTRACTS AND FORWARD CONTRACTS

     The use of options, futures contracts and forward contracts involves certain risks. For example, a lack of correlation between the index or instrument underlying an option or futures contract and the assets being hedged or unexpected adverse price movements, could render a Fund's hedging strategy unsuccessful and could result in losses. A Fund also may enter into transactions in options on securities and indexes of securities for other than hedging purposes, which involves greater risk. There can be no assurance that a liquid secondary market will exist for any contract purchased or sold, and a Fund may be required to maintain a position until exercise or expiration, which could result in losses. Other risks include dependence on Subadviser's ability to predict movements in the prices of individual securities, fluctuations in

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the general  securities  markets,  and  movements in interest  rates;  imperfect correlation between movements in the price of options, futures contracts, or options thereon and movements in the price of the security hedged or used for cover; the fact that skills and techniques needed to trade options, futures contracts and options thereon are different from those needed to select the securities in which the Fund invests; lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; and the possible need to defer closing out certain options, futures contracts, and options thereon in order to continue to qualify for the beneficial tax treatment afforded regulated investment companies.

     Transactions in options, futures contracts, options on futures contracts, and currency contracts may be entered into on United States exchanges regulated by the SEC or the Commodity Futures Trading Commission ("CFTC"), as well as in the over-the-counter market and on foreign exchanges. In addition, the securities underlying options and futures contracts may include domestic as well as foreign securities. Investors should recognize that transactions involving foreign securities or foreign currencies, and transactions entered into in foreign countries, may involve considerations and risks not typically associated with investing in U.S. markets.

REGULATORY RESTRICTIONS

     To the extent required to comply with Securities and Exchange Commission Release No. 10666, when purchasing a futures contract, writing a put option, or entering into a delayed delivery purchase, the Funds will each maintain in a segregated account cash or any security that is not considered restricted or illiquid equal to the value of such contracts. To the extent required to comply with CFTC Regulation 4.5 and thereby avoid "commodity pool operator" status, the Funds will enter into futures contracts options thereon only (a) for "bona fide hedging purposes" (as defined in CFTC regulations) or (b) for other purposes so long as aggregate initial margins and premiums required in connection with non-hedging positions do not exceed 5% of the liquidation value of the Fund's portfolio. The Funds will not engage in transactions in financial futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of securities which each Fund holds or intends to purchase. When futures contracts or options thereon are purchased to protect against a price increase on securities intended to be purchased later, it is anticipated that at least 75% of such intended purchases will be completed. When other futures contracts or options thereon are purchased, the underlying value of such contracts will at all times not exceed the sum of: (1) accrued profit on such contracts held by the broker; (2) cash or high quality money market instruments set aside in an identifiable manner; and
(3) cash proceeds from investments due in 30 days.

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REPURCHASE AGREEMENTS

     Each Fund may invest in repurchase agreements. A repurchase agreement is a short-term instrument under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at a mutually agreed upon date, interest rate, and price. Generally, repurchase agreements are of short duration, usually less than a week, but on occasion for longer periods of time. Fund investments in repurchase agreements with a maturity of more than seven days are subject to the Funds' limitations regarding restricted and illiquid securities.

     In investing in repurchase agreements, a Fund's risk is limited to the ability of such bank or securities dealer to pay the agreed upon amount at the maturity of the repurchase agreement. In the opinion of management, such risk is not material; if the other party defaults, the underlying security constitutes collateral for the obligation to pay--although the Fund may incur certain delays in obtaining direct ownership of the collateral, plus costs in liquidating the collateral. In the event a bank or securities dealer defaults on the repurchase agreement, management believes that, barring extraordinary circumstances, the Fund will be entitled to sell the underlying securities or otherwise receive adequate protection (as defined in the federal Bankruptcy Code) for its interest in such securities. To the extent that proceeds from any sale upon a default were less than the repurchase price, however, the Fund could suffer a loss. If the Fund owns underlying securities following a default on the repurchase agreement, the Fund will be subject to risk associated with changes in the market value of such securities. The Fund's custodian will hold the securities underlying any repurchase agreement or such securities may be part of the Federal Reserve Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the collateral falls below the repurchase price of the repurchase agreement (including any accrued interest), the Fund will promptly receive additional collateral (so the total collateral is in an amount at least equal to the repurchase price plus accrued interest).

DELAYED DELIVERY TRANSACTIONS

     Each Fund may purchase securities on a "when issued" or delayed delivery basis and purchase or sell securities on a "forward commitment" basis. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. As to each such Fund, no more than 20% of its net assets may be invested in when-issued, delayed delivery or forward commitment transactions, and of such 20%, no more than 10% of net assets may be invested in such transactions without the intention of actually acquiring securities, i.e., dollar rolls. At the time a Fund enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash, U.S. Government securities or any security that is not considered restricted or illiquid at least equal to the value of the when-issued or forward commitment securities will be established and maintained with the custodian and will be marked to the market daily. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. If the Fund disposes of the right to acquire a when-issued security prior to

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its acquisition or disposes of its right to deliver or receive against a forward commitment, it can incur a gain or loss due to market fluctuation.

     The use of when-issued transactions and forward commitments enables the Funds to hedge against anticipated changes in interest rates and prices. The Funds may also enter into such transactions to generate incremental income. In some instances, the third-party seller of when-issued or forward commitment securities may determine prior to the settlement date that it will be unable or unwilling to meet its existing transaction commitments without borrowing securities. If advantageous from a yield perspective, a Fund may, in that event, agree to resell its purchase commitment to the third-party seller at the current market price on the date of sale and concurrently enter into another purchase commitment for such securities at a later date. As an inducement for the Fund to "roll over" its purchase commitment, the Fund may receive a negotiated fee.

     The purchase of securities on a when-issued, delayed delivery, or forward commitment basis exposes the Funds to risk because the securities may decrease in value prior to their delivery. Purchasing securities on a when-issued, delayed delivery, or forward commitment basis involves the additional risk that the return available in the market when the delivery takes place will be higher than that obtained in the transaction itself. These risks could result in increased volatility of a Fund's net asset value to the extent that the Fund purchases securities on a when-issued, delayed delivery, or forward commitment basis while remaining substantially fully invested. There is also a risk that the securities may not be delivered or that a Fund may incur a loss or will have lost the opportunity to invest the amount set aside for such transaction in the segregated asset account.

DOLLAR ROLLS

     In connection with their ability to purchase securities on a when-issued or forward commitment basis, each Fund may enter into "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund gives up the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase plus any fee income received. Unless such benefits exceed the income and capital appreciation that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of dollar rolls. Each Fund will hold and maintain in a segregated account until the settlement date cash, government securities or liquid high-grade debt securities in an amount equal to the value of the when-issued or forward commitment securities. The benefits derived from the use of dollar rolls may depend, among other things, upon the Subadviser's ability to predict interest rates correctly. There is no assurance that dollar rolls can be successfully employed. In addition, the use of dollar rolls by a Fund while remaining substantially fully invested increases the amount of the Fund's assets that are subject to market risk to an amount that is greater than the Fund's net asset value, which could result in increased volatility of the price of the Fund's shares.

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LENDING OF PORTFOLIO SECURITIES

     Consistent with applicable regulatory requirements, each Fund may lend its portfolio securities. Such loans, which will be made principally to broker-dealers, are callable at any time and are continuously secured by collateral (cash, U.S. government securities, certificates of deposit, or other high-grade, short-term obligations or interest-bearing cash equivalents) equal to no less than the market value, determined daily, of the securities loaned. Such Funds will receive amounts equal to dividends or interest on the securities loaned. These Funds will also earn income for having made the loan. Currently applicable regulatory requirements limit such lending to not more than 33 1/3% of the value of each such Fund's total assets (for each such Fund, total assets include the amount lent as well as the collateral securing such loans). Where voting or consent rights with respect to loaned securities pass to the borrower, management will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such voting or consent rights if the issues involved have a material effect on such Fund's investment in the securities loaned.

     The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the Subadviser to be of good standing and will not be made unless, in the judgment of the Subadviser, the consideration to be earned from such loans would justify the risk.

RESTRICTED AND ILLIQUID SECURITIES

     Each Fund may invest up to 15% of its net assets in illiquid securities. A security is considered illiquid if it cannot be sold in the ordinary course of business within seven days at approximately the price at which it is valued. Illiquid securities may offer a higher yield than securities, which are more readily marketable, but they may not always be marketable on advantageous terms.

     The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. A Fund may be restricted in its ability to sell such securities at a time when Advisers deems it advisable to do so. In addition, in order to meet redemption requests, a Fund may have to sell other assets, rather than such illiquid securities, at a time that is not advantageous.

     Restricted securities are securities which were originally sold in private placements and which have not been registered under the Securities Act of 1933 (the "1933 Act"). Such securities generally have been considered illiquid, since they may be resold only subject to statutory restrictions and delays or if registered under the 1933 Act. In 1990, however, the SEC adopted Rule 144A under the 1933 Act, which provides a safe harbor exemption from the registration requirements of the 1933 Act for resales of restricted securities to "qualified institutional buyers," as defined in the rule. The result of this rule has been the development of a

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more liquid and efficient institutional resale market for restricted securities.
Thus, restricted securities are no longer necessarily illiquid. The Funds may therefore invest in Rule 144A securities and treat them as liquid when they have been determined to be liquid by the Board of Directors or its delegate subject to the oversight of and pursuant to procedures adopted by the Board of Directors. Under these procedures, factors taken into account in determining the liquidity of a security include: (a) the frequency of trades and quotes for the security; (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (c) dealer undertakings to make a market in the security; and (d) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Similar determinations may be made with respect to commercial paper issued in reliance on the so-called "private placement" exemption from registration under Section 4(2) of the 1933 Act and interest-only and principal-only classes of mortgage-related securities issued by the U.S. government or its agencies or instrumentalities.

BORROWINGS

     Each Fund may borrow money to the extent set forth below under "Investment Restrictions." None of the Funds will borrow for leverage purposes. Interest paid on borrowings will decrease the net earnings of a Fund and will not be available for investment.

SEGREGATED ACCOUNTS

     To comply with the 1940 Act, a Fund engaging in certain transactions involving options, futures, reverse repurchase agreements, delayed delivery and forward contracts on foreign currencies will "cover" its positions by establishing a segregated account. These segregated accounts will be established and maintained with the Funds' custodian and will contain only liquid assets such as cash, or any security that is not considered restricted or illiquid.

SHORT SALES AGAINST THE BOX

     Each Fund may sell a security short to the extent such Fund contemporaneously owns or has the right to obtain securities identical to those sold short without payment of any additional consideration. Such a short sale is referred to as a short sale "against the box." If a Fund enters into a short sale against the box, it is required to segregate securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and is required to hold such securities while the short sale is outstanding. A Fund will incur transaction costs, including interest, in connection with opening, maintaining and closing short sales against the box.

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

RATINGS

     After purchase by any Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event will require a sale of such security by a Fund. To the extent the ratings may change as a result of changes in the rating organizations or the rating systems, each Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and the Statement of Additional Information. The ratings of Standard & Poor's Ratings Services and Moody's Investors Service, Inc. are described in Appendix B attached hereto.

PORTFOLIO TURNOVER
------------------

     The portfolio turnover rate for a Fund is calculated by dividing the lesser of purchases or sales by such Fund of investment securities for the particular fiscal year by the monthly average value of investment securities owned by the Fund during the same fiscal year. Investment securities for purposes of this calculation do not include securities with a maturity date less than twelve months from the date of investment. A 100% portfolio turnover rate would occur, for example, if the lesser of the value of purchases or sales of investment securities for a particular year were equal to the average monthly value of the investment securities owned during such year.


     For the period from inception of the Funds on April 30, 2002 to December 31, 2002, the portfolio turnover rates for the Capital Fund and the Opportunity Fund were 202% and 280%, respectively.


                             INVESTMENT RESTRICTIONS
                             -----------------------

     Each Fund's investment objective and, except as otherwise noted, the policies by which each Fund seeks to achieve its objective, may be changed without the approval of shareholders. No changes are contemplated at this time, but a change in investment objective or policies could result in a Fund no longer being appropriate for an investor.

     Each Fund is subject to certain investment restrictions, which are set forth below. Any investment restriction that is denoted as "fundamental" may be changed only by the approval of a majority of a Fund's shareholders. In this situation, majority means the lesser of (i) 67% of the Fund's outstanding shares present at a meeting of the holders if more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the Fund's outstanding shares.

     Any investment policy or restriction in the Prospectus or this Statement of Additional Information which involves a maximum percentage of securities or assets, except those dealing with borrowing, shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

     The following investment restrictions are fundamental and may be changed only by the approval of shareholders. Neither Fund will:

     (1) Concentrate its investments, that is, invest more than 25% of the value of its assets in any particular industry.

     (2) Purchase or sell physical commodities (such as grains, livestock, etc.) or futures or options contracts thereon; however, it may purchase or sell any forms of financial instruments or contracts that might be deemed commodities.

     (3) Invest directly in real estate or interests in real estate; however, the Fund may invest in interests in real estate investment trusts, debt securities secured by real estate or interests therein, or debt or equity securities issued by companies which invest in real estate or interests therein.

     (4) Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under applicable laws.

     (5) Purchase securities on margin or otherwise borrow money, except that the Fund, in accordance with its investment objectives and policies, may purchase securities on a when-issued, delayed delivery, or forward commitment basis, and may make margin deposits in connection with dealing in commodities or options thereon. The Fund may also obtain such short-term credit as it needs for the clearance of securities transactions, and may borrow from a bank as a temporary measure to facilitate redemptions (but not for leveraging or investment) an amount that does not exceed 10% of the value of the Fund's total assets. Investment securities will not be purchased while outstanding borrowings (including "roll" transactions) exceed 5% of the value of the Fund's total assets.

     (6) Issue senior securities (as defined in the 1940 Act) other than as set forth in restriction (5) above concerning borrowing and except to the extent that using options and futures contracts or purchasing or selling securities on a when issued, delayed delivery, or forward commitment basis (including the entering into of roll transactions) may be deemed to constitute issuing a senior security.

     (7) Make loans to other persons, except that it may lend its portfolio securities in an amount not to exceed 33 1/3% of the value of the Fund's total assets (including the amount lent) if such loans are secured by collateral at least equal to the market value of the securities lent, provided that such collateral shall be limited to cash, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit or other high-grade, short term obligations or interest-bearing cash equivalents. Loans shall not be deemed to include repurchase agreements or the purchase or acquisition of a portion of an issue of notes, bonds, debentures, or other debt securities, whether or not such purchase or acquisition is made upon the original issuance of the securities. ("Total assets" of the Fund includes the amount lent as well as the collateral securing such loans.)

     The following investment restrictions may be changed without shareholder approval. THE FOLLOWING ARE THE FUNDS' FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY; PROVIDED THAT NOTHING IN THE FOLLOWING INVESTMENT RESTRICTIONS WILL PREVENT EITHER FUND FROM INVESTING ALL OR PART OF ITS ASSETS IN AN OPEN-END MANAGEMENT INVESTMENT COMPANY WITH THE SAME INVESTMENT OBJECTIVE AS THE FUND. NEITHER FUND WILL:

     (1) Except as provided in the immediately preceding sentence, invest more than 5% of the value of its total assets in securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; provided that the Fund shall not purchase or otherwise acquire more than 3% of the total outstanding voting stock of any other investment company.

     (2)  Invest more than 15% of its net assets in illiquid securities.

     (3)  Make short sales, except for sales "against the box."

     (4) Mortgage, pledge, or hypothecate its assets except to the extent necessary to secure permitted borrowings.

     (5) Purchase the securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of any issuer to be held by the Fund.

     (6) Enter into any options, futures, or forward contract transactions if immediately thereafter (a) the amount of premiums paid for all options, initial margin deposits on all futures contracts and/or options on futures contracts, and collateral deposited with respect to forward contracts held by or entered into by the Fund would exceed 5% of the value of the total assets of the Fund or (b) the Fund's assets covering, subject to, or committed to all options, futures, and forward contracts would exceed 20% of the value of the total assets of the Fund. (This restriction does not apply to securities purchased on a when-issued, delayed delivery, or forward commitment basis.)

     (7)  Invest more than 20% of its assets in foreign securities.

                             PORTFOLIO TRANSACTIONS
                             ----------------------

     All orders for the purchase or sale of portfolio securities are placed on behalf of the Fund by the Subadviser pursuant to authority contained in the investment subadvisory agreement. The Subadviser is also responsible for the placement of transaction orders for accounts for which they or their affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, the Subadviser consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the reasonableness of any commissions, and arrangements for payment of Fund expenses.

     The Funds may execute portfolio transactions with broker-dealers who provide research and execution services to the Funds or other accounts over which the Subadviser or their affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; furnishing analyses and reports concerning issuers industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The selection of such broker-dealers generally is made by the Subadviser (to the extent possible consistent with execution considerations) in accordance with a ranking of broker-dealers determined periodically by the Subadviser investment staffs based upon the quality of research and execution services provided.

     The receipt of research from broker-dealers that execute transactions on behalf of the Funds may be useful to the Subadviser in rendering investment management services to a Fund or their other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of the Subadviser's clients may be useful to the Subadviser in carrying out their obligations to the Funds. The receipt of such research is not expected to reduce the Subadviser's normal independent research activities; however, it enables the Subadviser to avoid the additional expenses that could be incurred if the Subadviser tried to develop comparable information through their own efforts.

     Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause the Funds to pay such higher commissions, the Subadviser must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers viewed in terms of a particular transaction or the Subadviser's overall responsibilities to the Funds and their other clients. In reaching this determination, the Subadviser will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the compensation should be related to those services.

     The Subadviser is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the Funds or shares of other Flex-funds funds or Meeder Advisor Funds to the extent permitted by law.

     The Subadviser may allocate brokerage transactions to broker-dealers who have entered into arrangements with the Subadviser under which the broker-dealer allocates a portion of the commissions paid by the Funds toward payment of the Funds' expenses, such as transfer agent fees of Mutual Funds Service Co. or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

     The Trustees of the Trust periodically review the Subadviser's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Funds and review the commissions paid by the Funds over representative periods of time to determine if they are reasonable in relation to the benefits to the Funds.

     From time to time, the Trustees of the Trust will review whether the recapture for the benefit of the Funds of some portion of the brokerage commissions or similar fees paid by the Funds on portfolio transactions is legally permissible and advisable.

     The Funds seek to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees of the Trust intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment, whether it would be advisable for the Funds to seek such recapture.

     Although the Trustees and officers of the Trust are substantially the same as those of other portfolios managed by the Manager, investment decisions for the Funds are made independently from those of other portfolios managed by the Manager or accounts managed by affiliates of the Manager. It sometimes happens that the same security is held in the portfolio of more than one of these funds or accounts. Simultaneous transactions are inevitable when several portfolios are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one portfolio.

     When two or more portfolios are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a policy considered by the Trustees of the Trust to be equitable to each portfolio. In some cases this system could have a detrimental effect on the price or value of the security as far as the Funds' are concerned. In other cases, however, the ability of the Funds to participate in volume transactions will produce better executions and prices for the Funds. It is the current opinion of the Trustees of the Trust that the desirability of retaining the Manager as investment adviser to the Funds outweigh any disadvantages that may be said to exist from exposure to simultaneous transactions.

     The Funds may effect transactions in their portfolio securities on securities exchanges on a non-exclusive basis through Adviser Dealer Services, Inc., the distributor of the Funds' shares and an affilaite of the Manager (the "Distributor"), in its capacity as a broker-dealer.


     Brokerage commissions paid by the Capital Fund and the Opportunity Fund on the purchase and sale of securities for the period from inception on April 30, 2002 through December 31, 2002 amounted to $62,837 and $96,147, respectively.


                        VALUATION OF PORTFOLIO SECURITIES
                        ---------------------------------

     Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Equity securities for which the primary market is the U.S. are valued at last sale price or, if no sale has occurred, at the closing bid price. Short-term securities less than 60 days to maturity are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. Fixed-income securities are valued primarily by a pricing service that uses a vendor security valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques.

     This twofold approach is believed to more accurately reflect fair value because it takes into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data without exclusive reliance upon quoted, exchange, or over-the-counter prices.

     Securities and other assets for which there is no readily available market are valued in good faith by the Board of Trustees. The procedures set forth above need not be used to determine the value of the securities owned by the Funds if, in the opinion of the Board of Trustees, some other method (e.g., closing over-the-counter bid prices in the case of debt instruments traded on an exchange) would more accurately reflect the fair market value of such securities.

     Generally, the valuation of equity securities, as well as corporate bonds, U.S. government securities, money market instruments, and repurchase agreements, is substantially completed each day at the close of the New York Stock Exchange
(NYSE).

     The values of any such securities held by the Funds are determined as of such time for the purpose of computing the Funds' net asset value. Foreign security prices are furnished by independent brokers or quotation services which express the value of securities in their local currency. The Manager gathers all exchange rates daily at approximately 3:00 p.m. Eastern time using the last quoted price on the local currency and then translates the value of foreign securities from their local currency into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of net asset value. If an extraordinary event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange on which that security is traded, then the security will be valued as determined in good faith by the Board of Trustees.

                                   PERFORMANCE
                                   -----------

     The Funds may quote its performance in various ways. All performance information supplied by the Funds in advertising is historical and is not intended to indicate future returns. The Funds' share price and total returns fluctuate in response to market conditions and other factors, and the value of Fund shares when redeemed may be more or less than their original cost.

     TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value over the period. Average annual returns will be calculated by determining the growth or decline in value of a hypothetical historical investment in the Funds over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Funds.

     Total return is computed by finding the average annual compounded rates of return over the length of the base periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

     P (1+T)n = ERV
     P = initial investment of $1,000
     T = average annual total return
     n = Number of years
     ERV = ending redeemable value at the end of the base period

     In addition to average annual returns, the Funds may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis. Total returns, yields, and other performance information may be quoted numerically, or in a table, graph, or similar illustration.

     NET ASSET VALUE. Charts and graphs using the Funds' net asset values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted net asset value includes any distributions paid by the Funds and reflects all elements of its return. Unless otherwise indicated, the Funds' adjusted net asset values are not adjusted for sales charges, if any.

     MOVING AVERAGES. The Funds may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing net asset value for a specified period. A short-term moving average is the average of each day's adjusted closing net asset value for a specified period. Moving Average Activity Indicators combine adjusted closing net asset values from the last business day of each week with moving averages for a specified period to produce indicators showing when a net asset value has crossed, stayed above, or stayed below its moving average.

     HISTORICAL FUND RESULTS. The Funds' performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and total return is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Funds's performance may be compared to mutual fund performance indices prepared by Lipper.

     From time to time, the Funds' performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the Funds may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Meeder Advisor Funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.

     In advertising materials, the Trust may reference or discuss its products and services, which may include: other Meeder Advisor Funds; retirement investing; the effects of periodic investment plans and dollar; cost averaging; saving for college; and charitable giving. In addition, the Funds may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to Fund management, investment philosophy, and investment techniques. The Funds may also reprint, and use as advertising and sales literature, articles from Reflexions, a quarterly magazine provided free of charge to Meeder Advisor Funds shareholders.

     VOLATILITY. The Funds may quote various measures of volatility and benchmark correlation in advertising. In addition, the Funds may compare these measures to those of other funds. Measures of volatility seek to compare the Funds' historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

     MOMENTUM INDICATORS indicate the Funds' price movements over specific periods of time. Each point on the momentum indicator represents the Funds' percentage change in price movements over that period.

     The Funds may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

     The Funds may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax deferred investment would have an after tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
                 ----------------------------------------------


     The Funds are open for business and their net asset value per share (NAV) is calculated each day the NYSE is open for trading. The NYSE has designated the following holiday closings for 2003: New Year's Day, Martin Luther King Day, Washington's Birthday (observed), Good Friday, Memorial Day (observed),
Independence Day (observed), Labor Day, Thanksgiving Day, and Christmas Day (observed). Although the Manager expects the same holiday schedule to be observed in the future, the NYSE may modify its holiday schedule at any time.


     The Funds' net asset value is determined as of the close of the NYSE (normally 4:00 p.m. Eastern time). However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, the Funds' NAV may be affected on days when investors do not have access to the Funds to purchase or redeem shares.


     Shareholders of each Fund will be able to exchange their shares for shares of the other Fund, and shares of The Flex-funds Money Market Fund. No fee or sales load will be imposed upon the exchange, but a 1% contingent deferred sales charge may be payable upon the redemption of shares acquired as a result of the exchange, if the initial shares were purchased without an initial sales charge. The purchase date would be deemed to be the date of the initial purchase rather than the date of the exchange. Shareholders of The Flex-funds Money Market Fund who acquired such shares upon exchange of shares of the Fund may use the exchange privilege only to acquire shares of one of the Funds.

     Additional details about the exchange privilege and prospectuses for The Flex-funds Money Market Fund are available from the Funds' Transfer Agent. The exchange privilege may be modified, terminated or suspended on 60 days' notice and any fund, including the Funds, or the Distributor has the right to reject any exchange application relating to such Fund's shares. The 60 day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) the Funds suspend the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the Funds to be acquired suspend the sale of shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.


     In the Prospectus, the Funds have notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in the Subadviser's judgment, the Funds would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

     COMBINED PURCHASE AND CUMULATIVE PURCHASE PRIVILEGE. If an investor or eligible group of related investors purchases shares of the Funds, the purchases may be combined to take advantage of the reduced sales charges applicable to larger purchases. See the table of breakpoints under "How to Buy Shares - Cumulative Quantity Discount" in the Prospectus.

     An eligible group of related Fund investors includes any combination of the following:

     (a) an individual;

     (b) the individual's spouse, their children and their parents;

     (c) the individual's Individual Retirement Account (IRA);

     (d) any company controlled by the individual (a person, entity or group that holds 25% or more of the outstanding voting securities of a corporation will be deemed to control the corporation, and a partnership will be deemed to be controlled by each of its general partners);

     (e) a trust created by the individual, the beneficiaries of which are the individual, his or her spouse, parents or children;

     (f) a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account created by the individual or the individual's spouse; and

     (g) one or more employee benefit plans of a company controlled by an individual.

     The Combined Purchase and Cumulative Purchase Privilege does not apply to individual participants in retirement and group plans described below under "Meeder Advisor Funds Retirement Plans."

     RIGHTS OF ACCUMULATION. Reduced sales charges are also available through Rights of Accumulation, under which an investor or an eligible group of related investors, as described above under "Combined Purchase and Cumulative Purchase Privilege," may aggregate the value of their existing holdings of the shares of the Funds to determine the reduced sales charge. The value of existing holdings for purposes of determining the reduced sales charge is calculated using the maximum offering price (net asset value plus maximum sales charge) as of the previous business day. See "How Net Asset Value is Determined" in the Prospectus. The Transfer Agent must be notified at the time of purchase that the investor is entitled to a reduced sales charge. The reduced sales charges will be granted subject to confirmation of the investor's holdings. Rights of accumulation are not available to individual participants in the retirement and group plans described below under "Meeder Advisor Funds Retirement Plans."

     LETTERS OF INTENTION. Reduced sales charges are also available to investors (or an eligible group of related investors) who enter into a written Letter of Intention providing for the purchase, within a thirteen-month period, of shares of the Funds. All shares of the Funds which were previously purchased and are still owned are also included in determining the applicable reduction. The Transfer Agent must be notified at the time of purchase that the investor is entitled to a reduced sales charge. The reduced sales charges will be granted subject to confirmation of the investor's holdings. Letters of Intention are not available to individual participants in retirement and group plans described below under "Meeder Advisor Funds Retirement Plans."

         A Letter of Intention permits a purchase to establish a total investment goal to be achieved by any number of investments over a thirteen-month period. Each investment made during the period will receive the reduced sales charge applicable to the amount represented by the goal, as if it were a single investment. Shares totaling 5% of the dollar amount of the Letter of Intention will be held by the Transfer Agent in escrow in the name of the purchaser. The effective date of a Letter of Intention may be back-dated up to 90 days, in order that any investments made during this 90-day period, valued at the purchaser's cost, can be applied to the fulfillment of the Letter of Intention goal.

     The Letter of Intention does not obligate the investor to purchase, nor the Funds to sell, the indicated amount. In the event the Letter of Intention goal is not achieved within the thirteen-month period, the purchaser is required to pay the difference between the sales charge otherwise applicable to the purchases made during this period and sales charges actually paid. Such payment may be made directly to the Transfer Agent or, if not paid, the Transfer Agent will liquidate sufficient escrowed shares to obtain such difference. If the goal is exceeded in an amount which qualifies for a lower sales charge, a price adjustment is made by refunding to the purchaser the amount of excess sales charge, if any, paid during the thirteen-month period. Investors electing to purchase shares of the Funds pursuant to a Letter of Intention should carefully read such Letter of Intention.

     AUTOMATIC ACCOUNT BUILDER. An investor may arrange to have a fixed amount of $100 or more automatically invested in shares of the Funds monthly by authorizing his or her bank account to be debited to invest specified dollar amounts in shares of the Funds. The investor's bank must be a member of the Automatic Clearing House System.

     Further information about these programs and an application form can be obtained from the Fund's Transfer Agent.

     SYSTEMATIC WITHDRAWAL PROGRAM. A systematic withdrawal plan is available for shareholders having shares of the Funds with a minimum value of $10,000, based upon the offering price. The plan provides for monthly, quarterly or annual checks in any amount, but not less than $100 (which amount is not necessarily recommended). Except as otherwise provided in the Prospectus, to the extent such withdrawals exceed the current net asset value of reinvested dividends, they may be subject to the contingent deferred sales charge. See "Systematic Withdrawal Program" in the Prospectus.

     Dividends and/or distributions on shares held under this plan are invested in additional full and fractional shares at net asset value. See "Shareholder Investment Account - Automatic Reinvestment of Dividends and/or Distributions" above. The Transfer Agent acts as agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the periodic withdrawal payment. The plan may be terminated at any time.

     Withdrawal payments should not be considered as dividends, yield or income.
If  periodic   withdrawals   continuously   exceed   reinvested   dividends  and
distributions, the shareholder's
original investment will be correspondingly reduced and ultimately exhausted.

     Furthermore, each withdrawal constitutes a redemption of shares, and any gain or loss realized must be recognized for federal income tax purposes. In addition, withdrawals made concurrently with purchases of additional shares are inadvisable because of the applicable sales charges to the purchase of shares. Each shareholder should consult his or her own tax adviser with regard to the tax consequences of the plan, particularly if used in connection with a retirement plan.

     REDEMPTIONS IN KIND. The Trust has reserved the right to make payments in whole or in part in securities or other assets of a Fund, in case of an emergency, or if the payment of such a redemption in cash would be harmful to the existing shareholders of a Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage and transaction charges in converting the securities to cash. Redemptions in kind are taxable transactions. A Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

                             DISTRIBUTIONS AND TAXES
                             -----------------------

     DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. The Funds' dividends, if any, are declared payable on a quarterly basis. In December, the Funds may distribute an additional ordinary income dividend (consisting of net short-term capital gains and undistributed income) in order to preserve its status as a registered investment company (mutual fund) under the Internal Revenue Code. Net long-term capital gains, if any, also are declared and distributed in December.

     Dividends paid by the Funds with respect to shares, to the extent any dividends are paid, will be calculated in the same manner at the same time, on the same day and will be in the same amount except that each class will bear its own distribution charges, resulting in lower dividends for shares.

     A portion of the Funds' dividends derived from certain U.S. government obligations may be exempt from state and local taxation. The Funds will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

     Long-term capital gains earned by the Funds on the sale of securities by the Funds and distributed to shareholders of the Funds are federally taxable as long-term capital gains regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of a Fund and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes.

     Short-term   capital  gains   distributed  by  the  Funds  are  taxable  to
shareholders as dividends, not as capital gains. Distributions from short-term capital gains do not qualify for the dividends-received deduction.

     If you request to have distributions mailed to you and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, the Transfer Agent may reinvest your distributions at the then-current NAV. All subsequent distributions will then be reinvested until you provide the Transfer Agent with alternate instructions.

     TAX STATUS OF THE FUNDS. The Trust files federal income tax returns for the Funds. A Fund is treated as a separate entity from the other funds of the Meeder Advisor Funds Trust for federal income tax purposes.

     Each Fund intends to qualify each year as a "regulated investment company" for tax purposes so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company and avoid being subject to federal income or excise taxes at the Fund level, each Fund intends to distribute substantially all of its net investment income (consisting of the income it earns from its investment in the Funds, less expenses) and net realized capital gains within each calendar year as well as on a fiscal year basis. The Funds intend to comply with other tax rules applicable to regulated investment companies.

     OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting the Funds and their shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on Fund distributions. Investors should consult their tax advisers to determine whether the Funds are suitable to their particular tax situation.

                         INVESTMENT ADVISER AND MANAGER
                         ------------------------------

     Meeder Asset Management, Inc. (the "Manager"), formerly known as R. Meeder & Associates, Inc., is the investment adviser and manager for, and has an Investment Advisory Contract with, the Funds.


     Pursuant to the Investment Advisory Contract, the Manager, subject to the supervision of the Funds' Board of Trustees and in conformity with the stated objective and policies of the Funds, has general oversight responsibility for the investment operations of the Funds. In connection therewith, the Manager is obligated to keep certain books and records of the Funds. The Manager also administers the Funds' corporate affairs, and in connection therewith, furnishes the Funds with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by U.S. Bank, N.A., the Funds' custodian and Mutual Funds Service Co., the Funds' transfer and disbursing agent. The management services of the Manager are not exclusive under the terms of the Investment Advisory Contract and the Manager is free to, and does, render management services to others.


     The Investment Advisory Contract for the Funds was separately approved by a vote of a majority of the Trustees, including a majority of those Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Funds. The Investment Advisory Contract is to remain in force so long as renewal thereof is specifically approved at least annually by a majority of the Trustees or by vote of a majority of the interests in the Funds, and in either case by vote of a majority of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) at a meeting called for the purpose of voting on such renewal.

     The Investment Advisory Contract provides that the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which the Investment Advisory Contract relates except for a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Investment Advisory Contract will terminate automatically if assigned and may be terminated without penalty at any time upon 60 days prior written notice by Majority Vote of the Funds, by the Trustees of the Funds, or by the Manager.

     Costs, expenses and liabilities of the Trust attributable to a particular Fund are allocated to that Fund. Costs, expenses and liabilities which are not readily attributable to a particular Fund are allocated among all of the Trust's funds. Thus, each Fund pays its proportionate share of: the fees of the Trust's independent auditors, legal counsel, custodian, transfer agent and accountants; insurance premiums; the fees and expenses of Trustees who do not receive compensation from the Manager or Subadviser; association dues; the cost of printing and mailing confirmations, prospectuses, proxies, proxy statements, notices and reports to existing shareholders; state registration fees; distribution expenses within the percentage limitations of each shares' distribution and service plan, including the cost of printing and mailing of prospectuses and other materials incident to soliciting new accounts; and other miscellaneous expenses.

     The expenses of the Funds include the compensation of the Trustees who are not affiliated with the Manager or Subadviser; registration fees; membership dues allocable to the Funds; fees and expenses of independent accountants, of legal counsel and of any transfer agent or accountant of the Funds; insurance premiums and other miscellaneous expenses.

     Expenses of the Funds also include all fees under its Accounting and Administrative Service Agreement; the expenses connected with the execution, recording and settlement of security transactions, fees and expenses of the Funds' custodian for all services to the Funds, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to governmental offices and commissions; expenses of meetings of investors and Trustees; the advisory fees payable to the Manager under the Investment Advisory Contract and other miscellaneous expenses.


     The Manager has contractually agreed to reimburse other expenses, during the period of time when the Funds have a single shareholder, to the extent necessary to maintain the Fund's annual net fund operating expenses at 1.00%.

     Meeder Asset Management, Inc, formerly known as R. Meeder & Associates, Inc., was incorporated in Ohio on February 1, 1974 and maintains its principal offices at 6000 Memorial Drive, Dublin, Ohio 43017. The Manager is a wholly-owned subsidiary of Meeder Financial, Inc., a holding company which is controlled by Robert S. Meeder, Sr. through ownership of common stock. Meeder Financial conducts business only through its five subsidiaries, which are the Manager; Mutual Funds Service Co., the Trust's transfer agent; Meeder Advisory Services,

Inc., a registered investment adviser; OMCO, Inc., a registered commodity trading adviser; and Adviser Dealer Services, Inc., a broker-dealer and the Funds' distributor.

     The Manager's officers and directors are as set forth as follows: Robert S. Meeder, Sr., Chairman and Sole Director; Ronald C. Paul, Treasurer; Donald F. Meeder, Assistant Secretary; Robert S. Meeder, Jr., President; David M. Rose, Chief Operating Officer; and Wesley F. Hoag, Vice President, Secretary and General Counsel. Mr. Robert S. Meeder, Sr. is President and a Trustee of the Trust. Mr. Robert S. Meeder, Jr. is a Trustee and officer of the Trust. Each of Messrs. Donald F. Meeder and Wesley F. Hoag is an officer of the Trust. Mr. Robert S. Meeder, Sr. is a director of the Distributor. Mr. Donald F. Meeder and Wesley F. Hoag are officers of the Distributor.


     The Manager and Subadviser may use their resources to pay expenses associated with the sale of the Funds' shares. This may include payments to third parties such as banks or broker-dealers that provide shareholder support services or engage in the sale of the Funds' shares. However, the Funds do not pay the Manager or Subadviser any separate fees for this service.

                              INVESTMENT SUBADVISER
                              ---------------------


     Norwich Union Investment Management, L.L.C. serves as the Funds' subadviser. The Subadviser is a wholly-owned subsidiary of Aviva plc, an international insurance and financial services organization that was formed as a result of the mergers of Commmercial Union and General Accident in 1998 and Norwich Union in 2000. Aviva plc controls the Subadviser. The Investment Subadvisory Agreement provides that the Subadviser shall furnish investment advisory services in connection with the management of the Funds. The Funds and the Manager have entered into an Investment Subadvisory Agreement with the Subadviser selected for the Funds. Under the Investment Subadvisory Agreement, the Subadviser is required to (i) supervise the general management and investment of the assets and securities portfolio of the Funds; and (ii) provide overall investment programs and strategies for the Funds. The Subadviser is obligated to keep certain books and records of the Funds. The Manager continues to have responsibility for all investment advisory services pursuant to the Investment Advisory Agreement and supervises the Subadviser's performance of such services. Under the Investment Subadvisory Agreement, the Manager, not the Funds, pays the Subadviser an annual investment subadvisory fee, computed and paid monthly, in an amount equal to $100 for each Fund. However, after the Subadviser, in its sole discretion, gives the Manager written notice that it elects to charge the optional subadvisory fee schedule, the Manager will pay to the Subadviser an annual investment subadvisory fee, computed and paid monthly, in an amount equal to 100% of the investment advisory fees received by the Manager under its Investment Advisory Agreement with each Fund with regard to $10,000,000 of average net assets of the Fund, 30% of such advisory fees received by the Manager with regard to the next $10 million of average net assets of the Fund and 65% of such advisory fees received by the Adviser with regard to average net assets of the Fund greater than $20,000,000.


     The Investment Subadvisory Agreement provides that the Subadviser will not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except a loss resulting from misfeasance, bad faith, gross negligence or reckless disregard of duty. The Investment Subadvisory Agreement provides that it will terminate automatically if assigned, and that it may be terminated without penalty to the Funds by the Manager, the Trustees of the Funds or by the vote of a majority of the outstanding voting securities of the Funds upon not less than 30 days written notice. The Investment Subadvisory Agreement will continue in effect for a period of more than two years from the date of execution only so long as such continuance is specifically approved at least annually in conformity with the 1940 Act. The Investment Subadvisory Agreement was approved by the Board of Trustees of the Funds, including all of the Trustees who are not parties to the contract or "interested persons" of any such party, and by the investors in the Funds.


     As of March 31, 2003, Norwich Union Life & Pension Ltd., an affiliate of the Subadviser, owned beneficially and of record 100% of the issued and outstanding shares of the Opportunity Fund and the Capital Fund, respectively. As a result, Norwich Union Life & Pension Ltd. controls each of the Funds. Because of this control, Norwich Union Life & Pension Ltd. could prevent a change in the investment advisers or subadvisers of the Funds that is favored by other shareholders. Norwich Union Life & Pension Ltd. could also cause a change in the investment advisers or subadvisers of the Funds that is opposed by other shareholders.


                              TRUSTEES AND OFFICERS
                              ---------------------

     The Trust and the Funds are managed by their trustees and officers. Their names, positions and principal occupations during the past five years are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Except as otherwise shown, all persons named as Trustees also serve in similar capacities for all other mutual funds advised by the Manager, including The Flex-funds and the corresponding portfolios of Meeder Advisor Funds and The Flex-funds (collectively, the "Fund Complex"). Unless otherwise noted, the business address of each Trustee and officer is 6000 Memorial Drive, Dublin, Ohio 43017, which is also the address of the Manager. Those Trustees who are "interested persons" (as defined in the Investment Company Act of 1940) by virtue of their affiliation with the Fund Complex, the Manager, the Subadviser or the Sector Advisers are indicated by an asterisk (*).

"Non-Interested" Trustees

------------------------------------------------------------------------------------------------------------------
                                                                                    Number of
                                                                                    Portfolios
                                         Year First                                 in Fund       Other
                                         Elected A                                  Complex       Directorships
                                         Director of    Principal Occupation(s)     Overseen by   Held by
Name, Address and Age    Position Held   Fund Complex1  During Past Five Years      Trustee       Trustee2
------------------------------------------------------------------------------------------------------------------

MILTON S. BARTHOLOMEW,   Trustee         1982           Retired; formerly a         13            None
74                                                      practicing attorney in
1424 Clubview                                           Columbus, Ohio; member of
Boulevard, S.                                           each Fund's Audit
Worthington, OH  43235                                  Committee.
------------------------------------------------------------------------------------------------------------------
ROGER D. BLACKWELL, 62   Trustee         1994           Professor of Marketing      13            Airnet
Blackwell Associates,                                   and Consumer Behavior,                    Systems,
Inc.                                                    The Ohio State                            Anthony &
3380 Tremont Road                                       University; President of                  Sylvan,
Columbus, OH  43221                                     Blackwell Associates,                     Applied
                                                        Inc., a strategic                         Industrial
                                                        consulting firm.                          Technologies,
                                                                                                  Diamond Hill,
                                                                                                  Max & Erma's,
                                                                                                  Frontstep,
                                                                                                  Value City
                                                                                                  Department
                                                                                                  Stores
------------------------------------------------------------------------------------------------------------------
WALTER L. OGLE, 65       Trustee         1984           Retired; formerly           13            Southtrust
500 Ocean Drive                                         Executive Vice President                  Bank, N.A.
Juno Beach, FL  33408                                   of Aon Consulting, an                     Florida
                                                        employee benefits
                                                        consulting group; member
                                                        of each Fund's Audit
                                                        Committee.
------------------------------------------------------------------------------------------------------------------
CHARLES A. DONABEDIAN,   Trustee         1997           President, Winston          13            None
60                                                      Financial, Inc., which
Winston Financial, Inc.                                 provides a variety of
200 TechneCenter                                        marketing and consulting
Drive, Suite 200                                        services to investment
Milford, OH  45150                                      management companies;
                                                        CEO, Winston Advisors,
                                                        Inc., an investment
                                                        adviser; member of each
                                                        Fund's Audit Committee.
------------------------------------------------------------------------------------------------------------------

                                      199

------------------------------------------------------------------------------------------------------------------
JAMES W. DIDION, 72      Trustee         1982, 1998     Retired; formerly           13            None
8781 Dunsinane Drive                                    Executive Vice President
Dublin, OH  43017                                       of Core Source, Inc., an
                                                        employee benefit and
                                                        Workers' Compensation
                                                        administration and
                                                        consulting firm
                                                        (1991-1997).
------------------------------------------------------------------------------------------------------------------
JACK W. NICKLAUS II, 41  Trustee         1998           Designer, Nicklaus          13            None
11780 U.S. Highway #1                                   Design, a golf course
North Palm Beach, FL                                    design firm and division
33408                                                   of The Nicklaus Companies.
------------------------------------------------------------------------------------------------------------------

"Interested" Trustees3,4

------------------------------------------------------------------------------------------------------------------
                                         Year First                                 Number of
                                         Elected a                                  Portfolios
                                         Director                                   in Fund
                                         and/or                                     Complex       Other
Name, Address and                        Officer of     Principal Occupation(s)     Overseen by   Directorships
Age                      Position Held   the Fund1      During Past Five Years      Trustee       Held by Trustee
------------------------------------------------------------------------------------------------------------------
ROBERT S. MEEDER,        Trustee/        1982           Chairman of Meeder Asset    13            None
SR.*+, 74                President                      Management, Inc., an
                                                        investment adviser;
                                                        Chairman and Director of
                                                        Mutual Funds Service Co.,
                                                        each Fund's transfer
                                                        agent; Director of
                                                        Adviser Dealer Services,
                                                        Inc., each Fund's
                                                        Distributor.
------------------------------------------------------------------------------------------------------------------
Robert S. Meeder,        Trustee and     1992           President of Meeder Asset   13            None
Jr.*, 41                 Vice President                 Management, Inc.
------------------------------------------------------------------------------------------------------------------

Other Officers4

--------------------------------------------------------------------------------------------------------
                                                Year First
                                                Elected an
                                                Officer of the    Principal Occupation(s)
Name, Address and Age    Position Held          Fund1             During Past Five Years
--------------------------------------------------------------------------------------------------------
DONALD F. MEEDER*+, 64   Assistant Secretary    1982              Assistant Secretary and Vice
                                                                  President of Meeder Asset
                                                                  Management, Inc.; Assistant
                                                                  Secretary of Mutual Funds Service
                                                                  Co., each Fund's transfer agent.
--------------------------------------------------------------------------------------------------------

                                      200

--------------------------------------------------------------------------------------------------------
WESLEY F. HOAG*+, 46     Vice President and     1994              Vice President, Secretary and
                         Secretary                                General Counsel of Meeder Asset
                                                                  Management, Inc. and Mutual Funds
                                                                  Service Co., each Fund's transfer
                                                                  agent; Secretary of Adviser Dealer
                                                                  Services, Inc. (since July 1993);
                                                                  Attorney, Porter, Wright, Morris &
                                                                  Arthur, a law firm (October 1984 to
                                                                  June 1993).
--------------------------------------------------------------------------------------------------------
BRUCE E. MCKIBBEN*+, 33  Treasurer              1999              Treasurer and Manager/
                                                                  Fund Accounting and Financial
                                                                  Reporting, Mutual Funds Service Co.,
                                                                  each Fund's transfer agent (since
                                                                  April 1997).
--------------------------------------------------------------------------------------------------------

1 Trustees and Officers of the Funds serve until their resignation, removal or retirement.

2 This includes all directorships (other than those in the Fund Complex) that are held by each trustee as a director of a public company or a registered investment company.

3 "Interested Persons" within the meaning of the 1940 Act on the basis of their affiliation with the Fund Complex Investment Adviser, Meeder Asset Management, Inc., or its affiliated entities.

4 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Meeder Asset Management, Inc. serves as Investment Adviser.

* Robert S. Meeder, Sr. is deemed an "interested person" of the Trust by virtue of his position as Chairman of Meeder Asset Management, Inc., the investment adviser of the Funds. Robert S. Meeder, Jr. is deemed an "interested person" of the Trust by virtue of his position as President of Meeder Asset Management, Inc., the investment adviser of the Funds. Wesley F. Hoag is deemed an "interested person" of the Trust by virtue of his position as Vice President and Secretary of Meeder Asset Management, Inc., the investment adviser of the Funds. Donald F. Meeder is deemed an "interested person" of the Trust by virtue of his position as Assistant Secretary of Meeder Asset Management, Inc., the investment adviser of the Funds. Bruce E. McKibben is deemed an "interested person" of the Trust by virtue of his position as an employee of Meeder Asset Management, Inc., the investment adviser of the Funds.

+ P.O. Box 7177, 6000 Memorial Drive, Dublin, Ohio 43017.

     Robert S. Meeder, Sr. is Robert S. Meeder, Jr.'s father and Donald F. Meeder's uncle.

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2002

---------------------------------------------------------------------------------------------------------
                                                                  Aggregate Dollar Range1 of Shares Owned
                                      Dollar Range of Fund        in All Funds Within The Fund Complex
Name of Director                      Shares Owned1               Overseen by Trustee
---------------------------------------------------------------------------------------------------------
"Non-Interested" Trustees
Milton S. Bartholomew                 $0                          Over $100,000
---------------------------------------------------------------------------------------------------------
Roger D. Blackwell                    $0                          Over $100,000
---------------------------------------------------------------------------------------------------------
Walter L. Ogle                        $0                          Over $100,000
---------------------------------------------------------------------------------------------------------
Charles A. Donabedian                 $0                          $50,001-$100,000
---------------------------------------------------------------------------------------------------------
James W. Didion                       $0                          $1 - $10,000
---------------------------------------------------------------------------------------------------------
Jack W. Nicklaus II                   $0                          $10,000 - $50,000
---------------------------------------------------------------------------------------------------------
"Interested"  Trustees

Robert S. Meeder, Sr.                 $0                          Over $100,000
---------------------------------------------------------------------------------------------------------
Robert S. Meeder, Jr.                 $0                          Over $100,000
---------------------------------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000 and over $100,000. The amounts listed for
"interested" trustees include shares owned through Meeder Asset Management, Inc.'s retirement plan and 401(k) Plan.

     The following table shows the compensation paid by the Funds and the Fund Complex as a whole to the Trustees of the Trust during the fiscal year ended December 31, 2002.

                               COMPENSATION TABLE


                                               Pension or                        Total
                                               Retirement                        Compensation
                                               Benefits                          from
                                               Accrued as       Estimated        Registrant and
                              Aggregate        Part of          Annual           Fund Complex
                              Compensation     Portfolio        Benefits Upon    Paid to
Trustee                       from the Funds1  Expense          Retirement       Trustee1, 2
-------                       ---------------  -------          ----------       -----------
Robert S. Meeder, Sr.         None             None             None             None

Milton S. Bartholomew         915              None             None             13,671

Robert S. Meeder, Jr.         None             None             None             None

Walter L. Ogle                915              None             None             13,671

Roger A. Blackwell            833              None             None             12,671

Charles A. Donabedian         915              None             None             13,671

James Didion                  833              None             None             12,671

Jack W. Nicklaus II           833              None             None             12,671

1 Compensation figures include cash and amounts deferred at the election of certain non-interested Trustees. For the calendar year ended December 31, 2002, participating non-interested Trustees accrued deferred compensation from the funds as follows: Milton S. Bartholomew - $915, Roger A. Blackwell - $833, Charles A. Donabedian - $915, Jack W. Nicklaus II - $833, and Walter L. Ogle - $915.

2 The Fund Complex consists of 13 investment companies.

     Each Trustee who is not an "interested person" is paid a meeting fee of $250 per meeting for each of the hub Portfolios and each of the funds in the Fund Complex that is not invested in a hub Portfolio. In addition, each such Trustee earns an annual fee, payable quarterly, based on the average net assets in the Money Market Portfolio, each fund in the Fund Complex that is not invested in a hub Portfolio, and the International Equity Fund based on the following schedule: Money Market Portfolio, 0.0005% of the amount of average net assets between $500 million and $1 billion; 0.00025% of the amount of average net assets exceeding $1 billion. For each of the funds in the Fund Complex that is not invested in a hub Portfolio, and the International Equity Fund, each Trustee is paid a fee of 0.00375% of the amount of each such fund's average net assets exceeding $15 million. Members of the Audit Committee for each of the Meeder Advisor Funds and The Flex-funds Trusts, and the Portfolios are paid $500 for each Committee meeting attended. Trustees fees for the Portfolio totaled $5,244 for the year ended December 31, 2002 ($18,635 in 2001). All other officers and Trustees serve without compensation from the Trust.


     The Trustees and officers of the Trust own, in the aggregate, less than 1% of each Fund's total outstanding shares.


     All other officers and Trustees serve without compensation from the Trust.

     The Board maintains two standing committees: the Audit Committee and the Nominating Committee. The Audit Committee is generally responsible for recommending the selection of the Trust's independent auditors, including evaluating their independence and meeting with such accountants to consider and review matters relating to the Trust's financial reports and internal accounting. The Audit Committee is comprised of the following independent Trustees of the Trust: Charles Donabedian, Milton Bartholomew and Walter Ogle. The Nominating Committee is comprised of the following independent Trustees of the Trust: James Didion, Roger Blackwell and Charles Donabedian. The Trust's Nominating Committee is responsible for the nomination of trustees to the Board. When vacancies arise or elections are held, the Committee considers qualified nominations including those recommended by shareholders who provide a written request (including qualifications) to the Nominating Committee in care of the Trust's address at 6000 Memorial Drive, Dublin, Ohio 43017. During the fiscal year ended December 31, 2002, the Audit Committee met two times and the Nominating Committee did not meet.

     During the past fiscal year, the Trustees considered and approved the Fund's investment advisory agreement with the Manager. In connection with this approval, the Trustees, with the advice and assistance of independent counsel for the Trust, received and considered information and reports relating to the nature, quality and scope of the services to be provided to the Funds by the
Manager and its affiliates. The Trustees considered the level of and the reasonableness of the fees to be charged for these services, together with comparative fee and expense information showing, among other things, the fees paid for advisory, administrative, transfer agency, fund accounting and shareholder services and the total expense ratio of each Fund relative to its peer group of mutual funds. In addition, the Trustees considered, among other factors:

     o the effect of the investment advisory fee and fund administration fee structure on the expense ratio of each Fund;

     o the effect of the investment advisory fee and fund administration fee structure on the nature or level of services to be provided each Fund;

     o    information  on  the  investment  performance,   advisory  fees,  fund
          administration fees and expense ratios of other registered investment companies within the Trust;

     o information on the investment performance, advisory fees, fund administration fees and expense ratios of other investment companies not advised by the Manager but believed to be generally comparable in their investment objectives and size to each Fund;

     o the investment approach to be used by the Manager in the daily management of the Funds;

     o    information on personnel of the Manager's investment committee;

     o the continuing need of the Manager to retain and attract qualified investment and service professionals to serve the Trust in an increasingly competitive industry; and

     o the Manager's policy regarding the aggregation of orders from each Fund and the Manager's private accounts.

     The  Trustees  also  considered  the  importance  of  supporting   quality,
long-term service by the Manager to help achieve solid investment performance.

     The Trustees and officers of the Trust own, in the aggregate, less than 1% of each Fund's total outstanding shares.

     SALES CHARGE WAIVERS: Directors, Trustees, officers and full-time employees of the Portfolios, the Meeder Advisor Funds trust, the Manager, the Subadvisers or the

Distributor, including members of the immediate families of such individuals and employee benefit plans established by such entities, may purchase shares of the funds at net asset value.


     The Manager, Subadviser or Distributor, and the directors, trustees, officers and full-time employees of the Funds, the Meeder Advisor Funds trust, the Manager, the Subadviser or the Distributor, including members of the immediate families of such individuals and employee benefit plans established by such entities, may purchase shares of the Funds at net asset value.

     The Trust, the Funds, and the Manager have each adopted a Code of Ethics that permits personnel subject to the Code to invest in securities, including, under certain circumstances and subject to certain restrictions, securities that may be purchased or held by the Funds. However, each such Code restricts personal investing practices by directors and officers of the Manager and its affiliates, and employees of the Manager with access to information about the purchase or sale of Fund securities. The Code of Ethics for the Trust and the Funds also restricts personal investing practices of trustees of the Trust and the Funds who have knowledge about recent Fund trades. Among other provisions, each Code of Ethics requires that such directors and officers and employees with access to information about the purchase or sale of Fund securities obtain preclearance before executing personal trades. Each Code of Ethics prohibits acquisition of securities without preclearance in, among other events, an initial public offering or a limited offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to put the interests of Fund shareholders before the interest of people who manage the Funds in which the Fund invests.

                                 THE DISTRIBUTOR
                                 ---------------

     Adviser Dealer Services, Inc. (the "Distributor"), 6000 Memorial Drive, Dublin, Ohio 43017, acts as the distributor of the shares of the Funds. The Distributor is an affiliate of the Manager and a subsidiary of Meeder Financial, Inc.

     Pursuant to separate plans of distribution (collectively, the Plans) adopted by the Funds under Rule 12b-1 under the 1940 Act and an underwriting agreement (the Underwriting Agreement) the Distributor incurs the expenses of distributing the Funds' shares. See "Distribution Plans" in the Prospectus.


     Shares are sold at net asset value plus the applicable sales charge as shown in the table below. Shares also bear a Rule 12b-1 fee of up to 0.25% per year (paid to the Distributor, Adviser Dealer Services, Inc.) of their average net asset value. In addition, shares bear an asset based service fee of 0.25% per year. The sales charge on shares is allocated between the investment dealer and Adviser Dealer Services, Inc. as shown below:

                                    AS A PERCENTAGE           AS A PERCENTAGE
                                    OF OFFERING               OF NET ASSET
                                    PRICE OF THE              VALUE OF THE              DEALER'S
                                    SHARES                    SHARES                    SALES
AMOUNT INVESTED                     PURCHASED                 PURCHASED                 CONCESSION
Up to $50,000                       5.75%                     6.10%                     5.25%
$50,001 to $100,000                 5.00%                     5.26%                     4.50%
$100,001 to $249,999                3.75%                     3.90%                     3.25%
$250,000 to $499,999                2.50%                     2.56%                     2.00%
$500,000 to $999,999                2.00%                     2.04%                     1.60%
$1,000,000 or more                  none*                     none*                     none*

* Investments of $1,000,000 or more are sold without an initial sales charge. The Distributor may pay your dealer a concession of up to 1% on investments made with no initial sales charge. A contingent deferred sales charge (CDSC) will be imposed on redemptions of shares purchased without an initial sales charge, if your dealer has received a concession and you redeem within twenty-four months from purchase. The CDSC is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. The Distributor receives the proceeds of CDSCs paid by investors upon redemptions of shares.


     The Distributor has agreed that no distribution (12b-1) or service fees will be paid by the Funds while they have a single shareholder. The Funds have had a single shareholder from inception through the date of this Statement of Additional Information; therefore, the Funds have paid no distribution (12b-1) or service fees. Each Fund's shareholders will be notified when the Fund begins to charge distribution (12b-1) and service fees.


     The Plans continue in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Trustees, including a majority vote of the Rule 12b-1 Trustees, cast in person at a meeting called for the purpose of voting on such continuance. Either Plan may be terminated at any time, without penalty, by the vote of a majority of the Trustees who are not interested persons or by the vote of the holders of a majority of the relevant class of outstanding shares of the Fund. Neither Plan may be amended to increase materially the amounts to be spent for the services described therein without approval by the shareholders, as applicable, and all material amendments are required to be approved by the Board of Trustees in the manner described above. The Funds will not be contractually obligated to pay expenses incurred under either Plan if it is terminated or not continued. The Plans compensate the Distributor regardless of its expenses.

     Pursuant to each Plan, the Board of Trustees will review at least quarterly a written report of the distribution expenses incurred on behalf of the shares of the Funds by the Distributor. The report includes an itemization of the distribution expenses and the purposes of such expenditures. In addition, as long as the Plans remain in effect, the selection and nomination of Trustees who are not interested persons of the Funds shall be committed to the Trustees who are not interested persons of the Funds.

     Pursuant to the Underwriting Agreement, the Funds have agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the Securities Act and the 1940 Act. The Underwriting Agreement was approved by the Board of Trustees, including a majority of the Rule 12b-1 Trustees.

              CONTRACTS WITH COMPANIES AFFILIATED WITH THE MANAGER
              ----------------------------------------------------

     Mutual Funds Service Co., 6000 Memorial Drive, Dublin, Ohio 43017, a wholly owned subsidiary of Meeder Financial, Inc. and a sister company of Meeder Asset Management, Inc., provides accounting, administrative, stock transfer, dividend disbursing, and shareholder services to the Funds. The minimum annual fee for accounting services for the Funds is $7,500. Subject to the applicable minimum fee, the Funds' annual fee, payable monthly, is computed at the rate of 0.15% of the first $10 million, 0.10% of the next $20 million, 0.02% of the next $50 million and 0.01% in excess of $80 million of the Funds' average net assets. Subject to a $4,000 annual minimum fee, shares of the Funds will incur an annual fee, payable monthly, which will be the greater of $15 per shareholder account or 0.10% of the Funds' average net assets, payable monthly, for stock transfer and dividend disbursing services.

     Mutual Funds Service Co. also serves as Administrator to the Funds pursuant to an Administration Services Agreement. Services provided to the Funds include coordinating and monitoring any third party services to the Funds; providing the necessary personnel to perform administrative functions for the Funds; assisting in the preparation, filing and distribution of proxy materials, periodic reports to Trustees and shareholders, registration statements and other necessary documents. The Funds incur an annual fee, payable monthly, of .05% of the Funds' average net assets. These fees are reviewable annually by the respective Trustees of the Trust and the Funds.

                             ADDITIONAL INFORMATION
                             ----------------------


     CUSTODIAN. U.S. Bank, N.A., 425 Walnut Street, Cincinnati, OH 45202, is custodian of the assets of the Funds. The custodian is responsible for the safekeeping of the Funds' assets and the appointment of subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of the Funds or in deciding which securities are purchased or sold by the Funds. The Funds may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

     AUDITORS. KPMG LLP, 191 West Nationwide Boulevard, Columbus, Ohio 43215, serves as the Trust's independent auditors. The auditors audit financial statements for the Fund Complex and provide other assurance, tax, and related services.


                              FINANCIAL STATEMENTS
                              --------------------


     The financial statements and independent auditors' report required to be included in this Statement of Additional Information are incorporated herein by reference to the Trust's Annual Report to Shareholders for the fiscal year ended December 31, 2002. The Funds will provide the Annual Report without charge at written request or request by telephone.

                                     PART C

                                OTHER INFORMATION


Item 22.  Financial Statements and Exhibits

          Index to Financial Statements

               Financial Statements included in Part A

                    Financial Highlights

               Financial Statements included in Part B

                    REGISTRANT - MEEDER ADVISOR FUNDS

                    Statements of Assets and Liabilities - December 31, 2002 Statements of Operations - December 31, 2002
                    Statements of Changes in Net Assets - for the years ended
                      December 31, 2002 and 2001 for the Institutional Fund and the International Equity Fund and for the period from April 30, 2002 to December 31, 2002 for the Capital Fund and the Opportunity Fund
                    Financial Highlights
                    Notes to Financial Statements
                    Independent Auditors' Report dated February 21, 2003

                    PORTFOLIOS - MONEY MARKET AND INTERNATIONAL EQUITY
                      PORTFOLIOS

                    Portfolio of Investments - December 31, 2002
                    Statements of Assets and Liabilities - December 31, 2002 Statements of Operations - December 31, 2002
                    Statements of Changes in Net Assets for the years ended
                      December 31, 2002 and 2001
                    Financial Highlights
                    Notes to Financial Statements
                    Independent Auditors' Report dated February 21, 2003

Statements and schedules other than those listed above are omitted because they are not required, or because the information required is included in financial statements or notes thereto.


Item 23.  Exhibits - The Institutional Fund:
          ----------------------------------

     (a) Declaration of Trust (effective June 22, 1992) -- filed as an exhibit to Registrant's initial Registration Statement on Form N-1A filed with the Commission on June 25, 1992, which exhibit is incorporated herein by reference.

     (b) By-laws of the Trust -- filed as an exhibit to Registrant's initial Registration Statement on Form N-1A filed with the Commission on June 25, 1992, which exhibit is incorporated herein by reference.

     (c)  Not Applicable.

     (d)  Not Applicable.

     (e)  Not Applicable.

     (f) Deferred Compensation Plan for Independent Trustees -- filed as an exhibit to Registrant's Nineteenth Post-Effective Amendment to the Registration Statement on Form N-1A filed with the Commission on March 2, 1999, which exhibit is incorporated herein by reference.

     (g) Custodian Agreement -- Between the Registrant and Firstar Bank, N.A. filed as an exhibit to Registrant's First Post-Effective Amendment to the Registration Statement on Form N-1A filed with the Commission on April 12, 1993, which exhibit is incorporated herein by reference.

     (h) Administration Services Agreement between the Fund and Mutual Funds Service Co. filed as an exhibit to Registrant's Seventh Post-Effective Amendment to the Registration Statement on Form N-1A filed with the Commission on or before February 18, 1995, which exhibit is incorporated herein by reference.

     (i) Opinion and Consent of Counsel -- filed as an exhibit to Registrant's initial Registration Statement on Form N-1A filed with the Commission on June 25, 1992, which exhibit is incorporated herein by reference.

     (j)  Consent of KPMG LLP, Independent Auditors is filed herewith.

     (k)  Not Applicable.

     (l) Investment Representation Letter of Initial Shareholder filed as an exhibit to Registrant's Eighth Post-Effective Amendment to the Registration Statement on Form N-1A filed with the Commission on April 29, 1995, which exhibit is incorporated herein by reference.

     (m) 12b-1 Plan for The Institutional Fund -- reference is made to the exhibits referred to in Part C, Item 24(b)(15) of Registrant's Second Post-Effective Amendment to the Registration Statement on Form N-1A filed with the Commission on or about April 18, 1994, and is incorporated herein by reference.

     (n)  Not applicable.

     (o)  Not Applicable.

     (p) (1) Code of Ethics of the Money Market Portfolio and the Registrant -- filed as an exhibit to Registrant's Twenty-first Post-Effective Amendment to the Registration Statement on Form N-1A filed with the Commission on May 1, 2000, which exhibit is incorporated herein by reference.

          (2) Code of Ethics of Meeder Financial, Inc., formerly known as Muirfield Investors, Inc. and Meeder Asset Management, Inc. -- filed as an exhibit to Registrant's Twenty-first Post-Effective Amendment to the Registration Statement on Form N-1A filed with the Commission on May 1, 2000, which exhibit is incorporated herein by reference.

     (q) Powers of Attorney of Trustees of Registrant and each Portfolio are incorporated by reference herein.

Item 23.  Exhibits - International Equity Fund:
          -------------------------------------

     (a) Declaration of Trust (effective June 22, 1992) -- filed as an exhibit to Registrant's initial Registration Statement on Form N-1A filed with the Commission on June 25, 1992, which exhibit is incorporated herein by reference.

     (b) By-laws of the Trust -- filed as an exhibit to Registrant's initial Registration Statement on Form N-1A filed with the Commission on June 25, 1992, which exhibit is incorporated herein by reference.

     (c)  Not Applicable.

     (d)  Not Applicable.

     (e)  Not Applicable.

     (f) Deferred Compensation Plan for Independent Trustees -- filed as an exhibit to Registrant's Nineteenth Post-Effective Amendment to the Registration Statement on Form N-1A filed with the Commission on March 2, 1999, which exhibit is incorporated herein by reference.

     (g) Custodian Agreement between the Registrant and The Chase Manhattan Bank - filed as an exhibit to Registrant's Twenty-sixth Post-Effective Amendment to the Registration Statement on Form N-1A filed with the Commission on April 30, 2002, which exhibit is incorporated herein by reference.

     (h) Administration and Accounting Services Agreements between the International Equity Fund and Mutual Funds Service Co. -- filed as an exhibit to Registrant's Fifteenth Post-Effective Amendment to the Registration Statement on Form N-1A filed with the Commission on June 18, 1997, which exhibit is incorporated herein by reference.

     (i) Opinion and Consent of Counsel -- filed as an exhibit to Registrant's initial Registration Statement on Form N-1A filed with the Commission on June 25, 1992, which exhibit is incorporated herein by reference.

     (j)  Consent of KPMG LLP, Independent Auditors is filed herewith.

     (k)  Not Applicable.

     (l) Investment Representation Letter of Initial Shareholder filed as an exhibit to Registrant's Eighth Post-Effective Amendment to the Registration Statement on Form N-1A filed with the Commission on April 29, 1995, which exhibit is incorporated herein by reference.

     (m) 12b-1 and Service Plan for the International Equity Fund dated February 8, 1997 -- filed as an exhibit to Registrant's Fifteenth Post-Effective Amendment to the Registration Statement on Form N-1A filed with the Commission on June 18, 1997, which exhibit is incorporated herein by reference.

     (n)  Not Applicable.

     (o)  Not Applicable.

     (p) (1) Code of Ethics of the Mutual Fund Portfolio, Utility Stock Portfolio, Growth Stock Portfolio, and the Registrant -- filed as an exhibit to Registrant's Twenty-first Post-Effective Amendment to the Registration Statement on Form N-1A filed with the Commission on May 1, 2000, which exhibit is incorporated herein by reference.

          (2) Code of Ethics of Meeder Financial, Inc., formerly known as Muirfield Investors, Inc. and Meeder Asset Management, Inc. is filed -- filed as an exhibit to Registrant's Twenty-first Post-Effective Amendment to the Registration Statement on Form N-1A filed with the Commission on May 1, 2000, which exhibit is incorporated herein by reference.

      (q) Powers of Attorney of Trustees of Registrant and each Portfolio are incorporated by reference herein.

Item 23.  Exhibits - Capital and Opportunity Funds
          ----------------------------------------

     (1) Declaration of Trust (effective June 22, 1992) -- filed as an exhibit to Registrant's initial Registration Statement on Form N-1A filed with the Commission on June 25, 1992, which exhibit is incorporated herein by reference.

     (b) By-laws of the Trust -- filed as an exhibit to Registrant's initial Registration Statement on Form N-1A filed with the Commission on June 25, 1992, which exhibit is incorporated herein by reference.

     (c)  Not applicable.

     (d)(1) Investment Advisory Agreement between the Opportunity Fund and Meeder Asset Management, Inc. dated effective April 30, 2002 - filed as an exhibit to Registrant's Twenty-fourth Post-Effective Amendment to the Registration Statement on Form N-1A filed with the commission on December 26, 2001, which is incorporated herein by reference.

        (2) Investment Advisory Agreement between the Capital Fund and Meeder Asset Management, Inc. dated effective April 30, 2002 - filed as an exhibit to Registrant's Twenty-fourth Post-Effective Amendment to the Registration Statement on Form N-1A filed with the commission on December 26, 2001, which is incorporated herein by reference.

        (3) Investment Subadvisory Agreement between Meeder Asset Management, and Norwich Union Investment Management Limited with respect to the Opportunity Fund dated effective April 30, 2002 - filed as an exhibit to Registrant's Twenty-fourth Post-Effective Amendment to the Registration Statement on Form N-1A filed with the commission on December 26, 2001, which is incorporated herein by reference.

        (4) Investment Subadvisory Agreement between Meeder Asset Management, and Norwich Union Investment Management Limited with respect to the Capital Fund dated effective April 30, 2002 - filed as an exhibit to Registrant's Twenty-fourth Post-Effective Amendment to the Registration Statement on Form N-1A filed with the commission on December 26, 2001, which is incorporated herein by reference.

     (e) Underwriting Agreement between the Trust and Adviser Dealer Services, Inc. and specimen dealer agreement between Adviser Dealer Services, Inc. and dealers -- filed as an exhibit to Registrant's Fifteenth Post-Effective Amendment to the Registration Statement on Form N-1A filed with the Commission on June 18, 1997, which exhibit is incorporated herein by reference.

     (f) Deferred Compensation Plan for Independent Trustees -- filed as an exhibit to Registrant's Nineteenth Post-Effective Amendment to the Registration Statement on Form N-1A filed with the Commission on March 2, 1999, which exhibit is incorporated herein by reference.

     (g) Custodian Agreement between the Registrant and U.S. Bank, N.A. - filed as an exhibit to Registrant's Twenty-fifth Post-Effective Amendment to the Registration Statement on Form N-1A filed with the Commission on April 24, 2002, which exhibit is incorporated herein by reference.

     (h)(1) Administrative Services Agreement between the Opportunity Fund and Mutual Funds Service Co. dated effective April 30, 2002; Accounting Services Agreement between the Opportunity Fund and Mutual Funds Service Co. dated effective April 30, 2002; and Administration Agreement between the Opportunity Fund and Mutual Funds Service Co. dated effective April 30, 2002 -- filed as an exhibit to Registrant's Twenty-fourth Post-Effective Amendment to the Registration Statement on Form N-1A filed with the Commission on December 26, 2001, which is incorporated herein by reference.

        (2) Administrative Services Agreement between the Capital Fund and Mutual Funds Service Co. dated effective April 30, 2002; Accounting Services Agreement between the Capital Fund and Mutual Funds Service Co. dated effective April 30, 2002; and Administration Agreement between the Capital Fund and Mutual Funds Service Co. dated effective April 30, 2002 - filed as an exhibit to Registrant's Twenty-fourth Post-Effective Amendment to the Registration Statement on Form N-1A filed with the Commission on December 26, 2001, which is incorporated herein by reference.

     (i) Opinion and Consent of Counsel - filed as an exhibit to Registrant's Twenty-fifth Post-Effective Amendment to the Registration Statement on Form N-1A filed with the Commission on April 24, 2002, which is incorporated herein by reference.

     (j)  Consent of KPMG LLP, Independent Auditors is filed herewith.

     (k)  Not applicable.

     (l) Investment Representation Letter of Initial Shareholder filed as an exhibit to Registrant's Eighth Post-Effective Amendment to the Registration Statement on Form N-1A filed with the Commission on April 29, 1995, which exhibit is incorporated herein by reference.

     (m)(1) Distribution Plan for the Sale of Shares of Meeder Advisor Funds Opportunity Fund -- filed as an exhibit to Registrant's Twenty-fourth Post-Effective Amendment to the Registration Statement on Form N-1A filed with the Commission on December 26, 2001, which is incorporated herein by reference.

        (2) Distribution Plan for the Sale of Shares of Meeder Advisor Funds Capital Fund - filed as an exhibit to Registrant's Twenty-fourth Post-Effective Amendment to the Registration Statement on Form N-1A filed with the Commission on December 26, 2001, which is incorporated herein by reference.

     (n)  Not applicable.

     (o)  Not applicable.

     (p)(1) Code of Ethics of Muirfield Investors, Inc. and Meeder Asset Management, Inc. is filed -- filed as an exhibit to Registrant's Twenty-first Post-Effective Amendment to the Registration Statement on Form N-1A filed with the Commission on May 1, 2000, which exhibit is incorporated herein by reference.

        (2) Code of Ethics of Norwich Union Investment Management, Inc. is to be filed herewith.

     (q) Powers of Attorney of Trustees of Registrant are incorporated by reference herein.

Item 24.  Persons controlled by or under Common Control with Registrant.
          --------------------------------------------------------------

          None.

Item 25.  Indemnification.
          ----------------

          Reference is made to Section 5.3 of the Declaration of Trust filed as an exhibit to the Registrant's initial Registration Statement on Form N-1A filed with the Commission on June 25, 1992. As provided therein, each Fund is required to indemnify its officers and trustees against claims and liability arising in connection with the affairs of each Fund, except liability arising from breach of trust, bad faith, willful misfeasance, gross negligence or reckless disregard of duties. Each Fund is obligated to undertake the defense of any action brought against any officer, trustee or shareholder, and to pay the expenses thereof if he acted in good faith and in a manner he reasonably believed to in or not opposed to the best interest of each Fund, and with respect to any criminal action had no reasonable cause to believe his conduct was unlawful. Other conditions are applicable to the right of indemnification as set forth in the Declaration of Trust. In applying these provisions, each Fund will comply with the provisions of Investment Company Act.

Item 26.  Business and Other Connections with Investment Adviser.
          -------------------------------------------------------

          Not applicable.

Item 27.  Principal Underwriters.
          -----------------------

     (a)  Not applicable.

     (b)
                                   Positions and       Positions and
          Name and Principal       Offices with        Offices with
          Business Address         Underwriter         Registrant
          ----------------         -----------         ----------

          Robert S. Meeder, Sr.*   Director            Trustee, Chairman

          Joseph A. Zarr*          President           None

          Wesley F. Hoag*          Secretary           Vice President,
                                                       Secretary

          Ronald C. Paul*          Treasurer           None

          *6000 Memorial Drive, Dublin, OH 43017

     (c)  Not Applicable

Item 28.  Location of Accounts and Records.
          ---------------------------------

     Registrant's Declaration of Trust, By-laws, and Minutes of Trustees' and Shareholders' Meetings, and contracts and like documents are in the physical possession of Mutual Funds Service Co., or Meeder Asset Management, Inc., at 6000 Memorial Drive, Dublin, Ohio 43017. Certain custodial records are in the custody of U.S. Bank, N.A., custodian of the International Equity Fund, at 425 Walnut Street, Cincinnati, Ohio 45202; and The Chase Manhattan Bank, subcustodian of the International Equity Fund, at Chaseside, Bournemouth, England BH7 7DA. All other records are kept in the custody of Meeder Asset Management, Inc. and Mutual Funds Service Co., 6000 Memorial Drive, Dublin, OH 43017.

Item 29.  Management Services.
          --------------------

          None.

Item 30.  Undertakings.
          -------------

          Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of one or more directors, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, and will assist communications among shareholders as set forth within Section 16(c) of the 1940 Act.

          Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Amendment to its Registration Statement meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dublin, and the State of Ohio on the 29th day of April, 2003.

                                             MEEDER ADVISOR FUNDS

                                             BY: /s/ Wesley F. Hoag
                                                 -------------------------
                                                 Wesley F. Hoag, Vice
                                                 President

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

         APRIL 29, 2003                          /s/ Wesley F. Hoag
         ---------------------                   -------------------------
         Date Signed                             Wesley F. Hoag, Vice President

                         Pursuant to Powers of Attorney
                for Robert S. Meeder, Sr., Milton S. Bartholomew,
           Roger D. Blackwell, James W. Didion, Charles A. Donabedian,
                    Robert S. Meeder, Jr., Jack Nicklaus II,
                               and Walter L. Ogle
                        Trustees of Meeder Advisor Funds

         APRIL 29, 2003                          /s/ Wesley F. Hoag
         ---------------------                   -------------------------
         Date Signed                             Wesley F. Hoag
                                                 Executed by Wesley F. Hoag
                                                 Pursuant to Powers of
                                                 Attorney

                                   SIGNATURES


     Money Market Portfolio (the "Portfolio") has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of Meeder Advisor Funds to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Dublin and State of Ohio on the 29th day of April, 2003.


                                                  MONEY MARKET PORTFOLIO


                                                  By: /s/ Wesley F. Hoag
                                                      ----------------------
                                                      Wesley F. Hoag

     This Post-Effective Amendment to the Registration Statement on Form N-1A of Meeder Advisor Funds (File No. 33-48922) has been signed below by the following persons in the capacities with respect to the Portfolio indicated on April 29, 2003.


SIGNATURE                              TITLE

Robert S. Meeder, Sr.*                 President and Trustee
------------------------------
Robert S. Meeder, Sr.

Milton S. Bartholomew*                 Trustee
------------------------------
Milton S. Bartholomew

Roger D. Blackwell*                    Trustee
------------------------------
Roger D. Blackwell

James W Didion*                        Trustee
------------------------------
James W. Didion

Charles A. Donabedian*                 Trustee
------------------------------
Charles A. Donabedian

Robert S. Meeder, Jr.*                 Vice President and Trustee
------------------------------
Robert S. Meeder, Jr..

Jack W. Nicklaus II*                   Trustee
------------------------------
Jack W. Nicklaus II

Walter L. Ogle*                        Trustee
------------------------------
Walter L. Ogle


Bruce McKibben                         Treasurer, Principal
------------------------------         Accounting Officer and
Bruce McKibben                         Principal Financial
                                       Officer

*By:/s/ Wesley F. Hoag
    ------------------------------
    Wesley F. Hoag
    Executed by Wesley F. Hoag on behalf
    of those indicated pursuant to Powers of Attorney

                                   SIGNATURES


     International Equity Portfolio (the "Portfolio") has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of Meeder Advisor Funds to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Dublin and State of Ohio on the 29th day of April, 2003.


                                                INTERNATIONAL EQUITY PORTFOLIO


                                                By: /s/ Wesley F. Hoag
                                                    -----------------------
                                                    Wesley F. Hoag

     This Post-Effective Amendment to the Registration Statement on Form N-1A of Meeder Advisor Funds (File No. 33-48922) has been signed below by the following persons in the capacities with respect to the Portfolio indicated on April 29, 2003.


SIGNATURE                              TITLE

Robert S. Meeder, Sr.*                 President and Trustee
------------------------------
Robert S. Meeder, Sr.

Milton S. Bartholomew*                 Trustee
------------------------------
Milton S. Bartholomew

Roger D. Blackwell*                    Trustee
------------------------------
Roger D. Blackwell

James W Didion*                        Trustee
------------------------------
James W. Didion

Charles A. Donabedian*                 Trustee
------------------------------
Charles A. Donabedian

Robert S. Meeder, Jr.*                 Vice President and Trustee
------------------------------
Robert S. Meeder, Jr..

Jack W. Nicklaus II*                   Trustee
------------------------------
Jack W. Nicklaus II

Walter L. Ogle*                        Trustee
------------------------------
Walter L. Ogle


Bruce McKibben                         Treasurer, Principal
------------------------------         Accounting Officer and
Bruce McKibben                         Principal Financial
                                       Officer

*By:/s/ Wesley F. Hoag
    ------------------------------
    Wesley F. Hoag
    Executed by Wesley F. Hoag on behalf
    of those indicated pursuant to Powers of Attorney